UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2013

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2013

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

August 14, 2013

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2013 and held until June 30, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2013”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2013” column and the “Expense Ratio as of June 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2013” column and the “Expense Ratio as of June 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2013	Ending Account Value Using Actual Return at June 30, 2013	Expenses Paid During the Six Months Ended June 30, 2013*	Beginning Account Value at January 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2013	Expenses Paid During the Six Months Ended June 30, 2013*	Expense Ratio as of June 30, 2013*
Protected Asset Allocation SAST Class 3#@	$1,000.00	$1,085.23	$2.74	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth SAST Class 3#@	$1,000.00	$1,100.28	$2.81	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Global Growth SAST Class 3#@	$1,000.00	$1,073.27	$2.72	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth-Income SAST Class 3#@	$1,000.00	$1,116.35	$2.83	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Asset Allocation SAST Class 3#@	$1,000.00	$1,100.26	$2.92	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2013” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2013” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust Protected Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2013—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust Protected Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013—(unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Protected Asset Allocation Fund, Class P1	3,345,914	$36,336,624
TOTAL INVESTMENTS (cost $35,586,586)@	100.0%	36,336,624
Liabilities in excess of other assets	(0.0)	(17,608)

NET ASSETS	100.0%	$36,319,016

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$36,336,624	$—	$—	$36,336,624

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,414,001	$295,296,695
TOTAL INVESTMENTS (cost $224,199,676)@	100.1%	295,296,695
Liabilities in excess of other assets	(0.1)	(172,731)

NET ASSETS	100.0%	$295,123,964

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$295,296,695	$—	$—	$295,296,695

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE— June 30, 2013 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	17,794,619	$449,847,974
TOTAL INVESTMENTS (cost $351,393,107)@	100.1%	449,847,974
Liabilities in excess of other assets	(0.1)	(249,679)

NET ASSETS	100.0%	$449,598,295

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
International Equity Investment Companies	$449,847,974	$—	$—	$449,847,974

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2013—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013—(unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,546,268	$237,934,910
TOTAL INVESTMENTS (cost $184,788,682)@	100.1%	237,934,910
Liabilities in excess of other assets	(0.1)	(143,527)

NET ASSETS	100.0%	$237,791,383

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$237,934,910	$—	$—	$237,934,910

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2013—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	6,849,856	$138,846,590
TOTAL INVESTMENTS (cost $109,556,185)@	100.1%	138,846,590
Liabilities in excess of other assets	(0.1)	(91,878)

NET ASSETS	100.0%	$138,754,712

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$138,846,590	$—	$—	$138,846,590

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (unaudited)

	Protected Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth-Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$36,336,624	$295,296,695	$449,847,974	$237,934,910	$138,846,590

Total Investments	36,336,624	295,296,695	449,847,974	237,934,910	138,846,590

Receivable for:
Fund shares sold	52,966	62,113	9,465	56,559	8,534
Investments sold	155,647	5,397,585	3,287,524	3,353,132	1,023,321
Prepaid expenses and other assets	3,469	3,767	3,914	3,715	3,598
Deferred offering costs	13,648	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	27,059	149,845	263,570	120,411	69,500

Total assets	36,589,413	300,910,005	453,412,447	241,468,727	139,951,543

LIABILITIES:
Payable for:
Fund shares redeemed	208,613	5,459,698	3,296,989	3,409,691	1,031,855
Investment advisory and management fees	25,816	212,280	357,703	170,582	98,458
Service fees	6,794	62,435	94,132	50,171	28,958
Transfer agent fees	125	125	125	125	125
Trustees’ fees and expenses	432	5,355	8,113	4,381	2,418
Other accrued expenses	28,617	46,148	57,090	42,394	35,017

Total liabilities	270,397	5,786,041	3,814,152	3,677,344	1,196,831

NET ASSETS	$36,319,016	$295,123,964	$449,598,295	$237,791,383	$138,754,712

NET ASSETS REPRESENTED BY:
Paid-in capital	35,516,530	241,278,161	358,009,618	199,370,247	109,063,531
Accumulated undistributed net investment income (loss)	40,412	1,950,280	3,071,847	3,158,115	2,156,859
Accumulated undistributed net realized gain (loss) on investments, and capital gain distributions from underlying funds	12,036	(19,201,496)	(9,938,037)	(17,883,207)	(1,756,083)
Unrealized appreciation (depreciation) on investments	750,038	71,097,019	98,454,867	53,146,228	29,290,405

NET ASSETS	$36,319,016	$295,123,964	$449,598,295	$237,791,383	$138,754,712

Class 3 (unlimited shares authorized):
Net assets	$36,319,016	$295,123,964	$449,598,295	$237,791,383	$138,754,712
Shares of beneficial interest issued and outstanding	3,316,189	24,669,185	34,872,513	20,488,485	10,990,782
Net asset value, offering and redemption price per share	$10.95	$11.96	$12.89	$11.61	$12.62

* Cost
Investment (unaffiliated)	$35,586,586	$224,199,676	$351,393,107	$184,788,682	$109,556,185

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (unaudited)

	Protected Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth-Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$44,518	$1,308,293	$1,650,669	$849,997	$532,800

Total investment income	44,518	1,308,293	1,650,669	849,997	532,800

EXPENSES:
Investment advisory and management fees	85,680	1,262,435	2,151,266	1,020,243	579,559
Service fees	22,547	371,304	566,123	300,071	170,459
Transfer agent fees	125	125	125	125	125
Custodian and accounting fees	9,603	10,271	10,271	10,271	10,272
Reports to shareholders	3,715	18,146	28,101	14,818	8,603
Audit and tax fees	10,724	11,489	11,489	11,489	11,488
Legal fees	25,775	929	789	992	1,195
Trustees’ fees and expenses	183	6,873	10,547	5,588	3,294
Other expenses	3,382	4,715	5,549	4,737	4,338

Total expenses before fee waivers and expense reimbursements	161,734	1,686,287	2,784,260	1,368,334	789,333

Net (fees waived and expenses reimbursed) by investment adviser (Note 4)	(113,935)	(891,131)	(1,585,144)	(720,171)	(409,100)

Net expenses	47,799	795,156	1,199,116	648,163	380,233

Net investment income (loss)	(3,281)	513,137	451,553	201,834	152,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	12,330	837,030	1,457,921	206,391	1,444,273
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	746,999	26,880,522	29,890,287	25,803,694	11,347,039

Net realized and unrealized gain (loss) on investments	759,329	27,717,552	31,348,208	26,010,085	12,791,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$756,048	$28,230,689	$31,799,761	$26,211,919	$12,943,879

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Protected Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2013 (unaudited)	For the period October 15, 2012@ ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,281)	42,123	$513,137	$1,437,143	$451,553	$2,620,294
Net realized gain (loss) on investments	12,330	(294)	837,030	(5,006,227)	1,457,921	(4,563,910)
Net unrealized gain (loss) on investments	746,999	3,039	26,880,522	47,869,407	29,890,287	85,879,697

Net increase (decrease) in net assets resulting from operations	756,048	44,868	28,230,689	44,300,323	31,799,761	83,936,081

Distributions to shareholders from:
Net investment income	—	—	—	(923,709)	—	(4,258,969)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	30,495,029	5,023,071	(16,756,381)	(10,289,962)	(17,314,934)	(21,775,692)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,251,077	5,067,939	11,474,308	33,086,652	14,484,827	57,901,420

NET ASSETS:
Beginning of period	5,067,939	—	283,649,656	250,563,004	435,113,468	377,212,048

End of period†	$36,319,016	$5,067,939	$295,123,964	$283,649,656	$449,598,295	$435,113,468

† Includes accumulated undistributed net investment income (loss)	$40,412	$43,693	$1,950,280	$1,437,143	$3,071,847	$2,620,294

@	Commencement of Operations

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$201,834	$2,956,281	$152,567	$2,004,292
Net realized gain (loss) on investments	206,391	(4,500,635)	1,444,273	(6,723)
Net unrealized gain (loss) on investments	25,803,694	36,573,330	11,347,039	15,343,112

Net increase (decrease) in net assets resulting from operations	26,211,919	35,028,976	12,943,879	17,340,681

Distributions to shareholders from:
Net investment income	—	(2,761,808)	—	(1,686,395)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,057,551)	(8,917,940)	(2,466,291)	7,524,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,154,368	23,349,228	10,477,588	23,179,070

NET ASSETS:
Beginning of period	229,637,015	206,287,787	128,277,124	105,098,054

End of period†	$237,791,383	$229,637,015	$138,754,712	$128,277,124

† Includes accumulated undistributed net investment income (loss)	$3,158,115	$2,956,281	$2,156,859	$2,004,292

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, five of which are included in this report: Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Effective October 15, 2012, the Protected Asset Allocation SAST Portfolio commenced operations.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas corporation (“AGL”), and The United States Life Insurance Company in the City of New York, a New York corporation (“USL”). AGL and USL are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation (“AIG”). The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds”, and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
Protected Asset Allocation SAST Portfolio	Protected Asset Allocation Fund
American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The Protected Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downsize protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the Protected Asset Allocation Fund (“the Master Protected Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Protected Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies located in emerging market countries and expects to be invested in numerous countries around the world.

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The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3- Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of inputs used to value the Portfolios’ net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The American Funds® investment adviser values the American Funds® investments at fair value as defined by accounting principles generally accepted in the United States of America. The American Funds® generally determine their net asset as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the American Funds® as of the date the trades are executed with brokers. Asset and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The American Funds® investment adviser use the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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Where the American Funds® investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the American Funds® investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the American Funds® investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the American Funds® board of trustees as further described below. The American Funds® investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The American Funds® investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The American Funds® board of trustees has delegated authority to the American Funds® investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The American Funds® board and audit committee also regularly review reports that describe fair value determinations and methods.

The American Funds® investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

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The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and does not include indirect expenses borne by each underlying portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in each Portfolio’s 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncements: Effective January 1, 2013, the Funds adopted Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities which was subsequently clarified in FASB ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2013-11 and No. 2011-11.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of Protected Asset Allocation SAST Portfolio are expensed, while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

Note 3. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and post October capital loss deferrals.

	For the year ended December 31, 2012
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
Protected Asset Allocation SAST	$43,693	$—	$2,792	$—	$—
American Funds Growth SAST	1,437,143	(3,151,306)	27,444,453	923,709	—
American Funds Global Growth SAST	2,620,294	(2,977,731)	60,151,875	4,258,969	—
American Funds Growth-Income SAST	2,956,281	(2,480,450)	11,813,188	2,761,808	—
American Funds Asset Allocation SAST	2,004,292	202,513	14,540,496	1,686,395	—

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As of December 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Portfolio	2017	ST	LT
Protected Asset Allocation SAST	$—	$—	$—
American Funds Growth SAST	—	—	3,151,306
American Funds Global Growth SAST	—	—	2,977,731
American Funds Growth-Income SAST	2	—	2,480,448
American Funds Asset Allocation SAST	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either shortterm or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Protected Asset Allocation SAST	$—	$47	$—
American Funds Growth SAST	—	—	115,176
American Funds Global Growth SAST	—	—	5,520
American Funds Growth-Income SAST	—	—	79,802
American Funds Asset Allocation SAST	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Protected Asset Allocation SAST	$749,791	$—	$749,791	$35,586,833
American Funds Growth SAST	54,324,975	—	54,324,975	240,971,720
American Funds Global Growth SAST	90,042,162	—	90,042,162	359,805,812
American Funds Growth-Income SAST	37,616,882	—	37,616,882	200,318,028
American Funds Asset Allocation SAST	25,887,535	—	25,887,535	112,959,055

Note 4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of AGL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
Protected Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2013, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
Protected Asset Allocation SAST	$63,133
American Funds Growth SAST	891,131
American Funds Global Growth SAST	1,585,144
American Funds Growth-Income SAST	720,171
American Funds Asset Allocation SAST	409,100

The Adviser has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until May 1, 2014; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement may be modified or discontinued prior to May 1, 2014 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
Protected Asset Allocation SAST	0.53%

Further, the Adviser has voluntarily agreed to waive fees and/or reimburse expense, if necessary to keep the annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the six months ended June 30, 2013, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Protected Asset Allocation SAST	$50,802

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

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At June 30, 2013, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2013	December 31, 2013	December 31, 2014	June 30, 2015
Protected Asset Allocation SAST	$—	$—	$37,060	$50,802

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pays VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the period ended June 30, 2013, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the period ended June 30, 2013, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5. Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2013 were as follows:

Portfolio	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Protected Asset Allocation SAST	$30,685,337	$155,647	$—	$—
American Funds Growth SAST	5,673,648	21,909,213	—	—
American Funds Global Growth SAST	4,285,436	21,141,615	—	—
American Funds Growth-Income SAST	2,342,297	20,193,940	—	—
American Funds Asset Allocation SAST	8,369,776	10,681,160	—	—

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Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Protected Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2013 (unaudited)		For the period October 15, 2012* through December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,914,852	$31,586,273	531,091	$5,309,054	1,250,345	$14,597,875	4,097,007	$41,854,381
Reinvested dividends	—	—	—	—	—	—	86,989	923,709
Shares redeemed	(100,939)	(1,091,244)	(28,815)	(285,983)	(2,669,483)	(31,354,256)	(5,098,693)	(53,068,052)

Net increase (decrease)	2,813,913	$30,495,029	502,276	$5,023,071	(1,419,138)	$(16,756,381)	(914,697)	$(10,289,962)

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,321,981	$16,753,396	5,389,344	$58,950,810	963,443	$10,901,741	3,097,279	$30,416,322
Reinvested dividends	—	—	373,783	4,258,969	—	—	270,204	2,761,808
Shares redeemed	(2,665,113)	(34,068,330)	(7,550,621)	(84,985,471)	(2,550,356)	(28,959,292)	(4,248,081)	(42,096,070)

Net increase (decrease)	(1,343,132)	$(17,314,934)	(1,787,494)	$(21,775,692)	(1,586,913)	$(18,057,551)	(880,598)	$(8,917,940)

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,049,101	$12,962,804	2,859,291	$31,079,163
Reinvested dividends	—	—	150,792	1,686,395
Shares redeemed	(1,244,605)	(15,429,095)	(2,294,875)	(25,240,774)

Net increase (decrease)	(195,504)	$(2,466,291)	715,208	$7,524,784

*	Commencement of Operations.

Note 7. Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. At June 30, 2013, there were no borrowings outstanding.

Note 8. Subsequent Events

Effective August 12, 2013, the Protected Asset Allocation SAST Portfolio (the “Protected SAST Portfolio”) changed its name to the “VCPSM Managed Asset Allocation SAST Portfolio.” On the same date, the Protected Asset Allocation Fund, in which the Protected SAST Portfolio invests, also changed its name to the “Managed Risk Asset Allocation FundSM.” The Protected SAST Portfolio and the Protected Asset Allocation Fund changed only their names and will continue to operate with the same investment objectives, policies, and strategies and will be subject to the same risks.

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SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

Protected Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
06/30/13@	10.09	(0.00)	0.86	0.86	—	—	—	10.95	8.52	36,319	0.53	†	(0.04	)†	1

American Funds Growth SAST Portfolio Class 3
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	$106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
06/30/13@	10.87	0.02	1.07	1.09	—	—	—	11.96	10.03	295,124	0.54	†	0.35	†	2

American Funds Global Growth SAST Portfolio Class 3
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
06/30/13@	12.01	0.01	0.87	0.88	—	—	—	12.89	7.33	449,598	0.53	†	0.20	†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
†	Annualized.
#	Commencement of operations.
@	Unaudited.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/08	12/09	12/10	12/11	12/12		06/13+@	12/08	12/09	12/10	12/11	12/12	06/13+@
Protected Asset Allocation SAST Portfolio	—%	—%	—%	—%	11.41	%+	1.79%	—%	—%	—%	—%	0.69%+	(1.30)%
American Funds Growth SAST Portfolio	1.19	1.16	1.17	1.14	1.14		1.14	0.23	(0.24)	(0.13)	(0.22)	(0.08)	(0.25)
American Funds Global Growth SAST Portfolio	1.30	1.27	1.26	1.24	1.23		1.23	1.59	0.54	0.76	0.58	(0.08)	(0.50)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/08	$11.27	$0.18	$(4.44)	$(4.26)	$(0.07)	$(0.05)	$(0.12)	$6.89	(38.05)%	$117,097	0.61%		1.99%		5%
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57		1.23		6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55		1.37		6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
06/30/13@	10.40	0.01	1.20	1.21	—	—	—	11.61	11.63	237,791	0.54	†	0.17	†	1

American Funds Asset Allocation SAST Portfolio Class 3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58		1.81		5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
06/30/13@	11.47	0.01	1.14	1.15	—	—	—	12.62	10.03	138,755	0.56	†	0.22	†	6

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
†	Annualized.
@	Unaudited.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/08	12/09	12/10	12/11	12/12	06/13+@	12/08	12/09	12/10	12/11	12/12	06/13+@
American Funds Growth-Income SAST Portfolio	1.19%	1.17%	1.17%	1.15%	1.14%	1.14%	1.42%	0.73%	0.63%	0.77%	0.72%	(0.43)%
American Funds Asset Allocation SAST Portfolio	1.31	1.27	1.23	1.18	1.17	1.16	2.45	1.56	1.39	1.21	1.06	(0.38)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Supplement to Prospectus and Statement of Additional Information dated May 1, 2013

Protected Asset Allocation SAST Portfolio (Class 3 shares)

Effective on or about August 12. 2013, the Protected Asset Allocation SAST Portfolio will change its name to the “VCPSM Managed Asset Allocation SAST Portfolio.” On such date, all references to the Protected Asset Allocation SAST Portfolio in the prospectus and statement of additional information will become references to the VCP Managed Asset Allocation SAST Portfolio. The Portfolio is changing its name only and will continue to operate with the same investment objective, policies and strategies and will be subject to the same investment risks.

Date: June 3, 2013

29

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

30

P.O Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.6 (8/13)

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Semi-annual report for the six months ended June 30, 2013

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Mortgage Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of the other expenses. The waivers and reimbursements will be in effect through at least May 1, 2014, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown refl ect the waivers and reimbursements, without which they would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

*	Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

Fellow investors:

An improving housing market and greater confidence in moderate economic growth lifted U.S. stocks to record highs in the first half of 2013. A selloff late in the period cut into the gains — after the Federal Reserve hinted it might begin phasing out its stimulus program — but markets soon recovered. Standard & Poor’s 500 Composite Index rose 13.8% over the six months through June 30.

Stocks in Japan did even better, rising 16.5% as investors embraced new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. Elsewhere, the picture was different. Many European markets faltered amid concerns about the euro zone’s protracted recession. Most emerging market economies were weak, particularly commodity-producing countries like Brazil and South Africa.

Global stocks in aggregate, as measured by the MSCI ACWI (All Country World Index), rose 6.1% for the six months through June 30. Apart from the U.S. and Japan, only Switzerland had a double-digit gain (+10.9%). More than half the countries in the index had losses, with developed countries holding up better than their developing counterparts. Peru declined the most  (–29.3%), followed by the Czech Republic (–21.3%) and Egypt (–19.5%). The weakest developed markets were Italy  (–9.0%), Austria (–7.6%), Canada (–6.7%) and Spain (–6.2%). Country returns are based on MSCI indexes. Returns for all MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

While U.S. stocks enjoyed record highs during the first half of 2013, bond markets had a much tougher time. The feared reduction in Fed stimulus sparked the biggest quarterly selloff in Treasuries since 2010. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, lost 2.4% for the six-month period, while the Barclays Global Aggregate Index declined 4.8%. After rising 18.5% in 2012, the J.P. Morgan Emerging Markets Bond Index Global slumped to an 8.2% loss. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 1.4%. The yield on the 10-year U.S. Treasury was 2.52% at June 30, up from 1.78% on December 31, 2012.

The U.S. dollar gained against almost all currencies, particularly the Japanese yen (–13.0%), which continues to weaken because of the government’s monetary easing policy, the South African rand (–14.5%) and the Australian dollar (–11.8%). The euro declined 1.4%, the British pound lost 6.7% and the Canadian dollar fell 5.6%. A few currencies gained against the dollar, led by the Israeli shekel (+2.5%), Chinese renminbi (+1.5%) and Kenyan shilling (+0.3%).

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Growth FundSM

Growth-Income FundSM

Asset Allocation FundSM

Financial statements

American Funds Insurance Series

Results for the equity funds in American Funds Insurance Series were mostly positive. Not surprisingly, U.S.-focused funds had the best returns. The global bond market weakness was reflected in the series’ bond fund results — all recorded losses except High-Income Bond Fund, which often has results more in line with an equity fund.

Looking ahead

The U.S. economy continues to improve, as evidenced by the resurgent housing market and growing auto sales. While unemployment remains high by historical standards, it declined slightly during the six-month period. We believe that company valuations are moderate and, if these conditions persist, that U.S. equity investors are likely to see returns in line with long-term averages. Of course, there are still unresolved issues in other areas, including the ongoing European debt crisis, geopolitical tensions in the Middle East and Northeast Asia, and slowing growth in China. These problems could have an impact on U.S. and global equity markets if they rise in importance, but they appear to be receding at this point. For bond investors, the outlook is somewhat murkier. Long-term interest rates have risen recently and are expected to rise further in the coming months, which could affect bond fund returns.

This uncertainty serves as a reminder to investors of the importance of staying focused on financial goals and not being distracted by negative news. Our portfolio managers and investment analysts consider the long-term fundamental prospects for a company before making investment decisions, and we think it is important that investors also take a long-term view. When our time horizon is aligned with yours, it makes for the best possible partnership.

However, we recognize that some investors may have short-term financial needs that make extra protection against volatility valuable and worthy of discussion with a financial advisor. Such investors may include those who are about to retire or are in retirement and have certain withdrawal requirements. For these investors, and those who are concerned about volatility, we have added four new managed risk funds to American Funds Insurance Series: Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. These funds join Managed Risk Asset Allocation Fund (formerly known as Protected Asset Allocation Fund), which launched in September 2012.

Each fund invests primarily in shares of the underlying fund of the same name. Managed Risk Growth Fund, for example, invests primarily in shares of American Funds Insurance Series Growth Fund. The managed risk funds then seek to provide lower volatility than the underlying fund through the use of an additional risk management strategy that adjusts the managed risk funds’ effective exposure to stocks during periods of market volatility.

Results for the new funds and a summary of their first two months in operation, as well as portfolio holdings, appear in this report.

We thank all investors for their support and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 8, 2013

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	38.4%
Canada	2.2
Other	.5

41.1

Europe
United Kingdom	9.2
Switzerland	4.0
Denmark	3.2
France	3.2
Netherlands	3.1
Germany	2.6
Belgium	1.4
Spain	1.3
Finland	1.0
Other	.9

29.9

Asia/Pacific Basin
Japan	9.8%
China	2.8
Australia	2.3
Hong Kong	2.1
Taiwan	1.8
India	1.5
Other	.9

21.2

Other regions
South Africa	3.5

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	21.21%	20.91%	20.89%
5 years	5.69	5.43	5.21
10 years	10.18	9.91	9.66
Lifetime (since April 30, 1997)	9.23	8.96	8.70

Expense ratios	.56	.81	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 7.47% for the six months ended June 30, 2013, outpacing the MSCI ACWI (All Country World Index), which rose 6.05%2.

After a strong first quarter, many international markets faltered in the second half of the period amid renewed concerns about uncertain U.S. monetary policy and the euro zone’s protracted recession.

The fund benefited from the strong U.S. market, which reached record highs during the period. Investments in Japan, Switzerland and the Netherlands were also strong. South Africa, the United Kingdom, China and South Korea were among the fund’s weakest areas.

Stocks in the consumer discretionary sector, the fund’s largest at June 30, made a significant contribution to the return: Companies in the media; internet and catalog retail; and textiles, apparel and luxury goods industries were particularly strong. The second-largest sector, health care, also did well, due mainly to the contribution of holdings in biotechnology companies.

The fund’s weakest sectors were energy and materials, where companies suffered from an excess supply of oil and sluggish demand for raw materials.

Although the global outlook remains uncertain, the fund’s portfolio managers continue to find attractive long-term investment opportunities.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	20.37%	20.06%	20.17%	19.96%
5 years	4.81	4.55	4.62	4.32
10 years	8.26	7.99	8.06	7.74
Lifetime (since February 8, 1984)	12.37	12.06	12.16	11.81

Expense ratios	.35	.60	.53	.85	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 10.18% for the six months ended June 30, 2013, while the S&P 500 rose 13.82%.

U.S. stocks reached record highs in April and May before a selloff in June, triggered by uncertainty about the Federal Reserve’s bond-buying program. The fund’s best results during the period came from the health care sector, where several U.S. biotechnology companies were particularly strong. Some holdings in the financials, industrials and information technology sectors also did well.

The fund’s weakest sector was materials, where mining and construction companies continued to suffer from sluggish demand. Energy company holdings were hurt by lower oil prices. Some holdings in the consumer discretionary sector also held back results. The fund’s cash holdings were a hindrance in the rising U.S. market.

Markets outside the U.S. were generally weak, but some international investments had a positive impact on the fund’s results. Holdings in the Netherlands, Ireland, Japan and Switzerland had strong gains, while investments in Canada and the United Kingdom declined.

As global uncertainty lingers, the fund’s portfolio managers are confident they can continue to find companies with long-term growth prospects at good valuations.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 11.75% for the six months ended June 30, 2013, compared with a 13.82% increase for the S&P 500.

U.S. stocks had strong gains in the first quarter, reaching record highs in April and May before falling back in June.

All but one of the fund’s industry sectors gained during the period, with information technology having a significant positive impact. Microsoft, a top 10 holding at June 30, was one of the main contributors with a 31.3% gain. The fund also benefited from the portfolio managers locking in gains while gradually trimming holdings in Apple, which was the fund’s largest holding 12 months ago.

Several other sectors posted double-digit gains, including health care, the fund’s largest at June 30, consumer discretionary and industrials. The fund’s weakest sector was materials, which declined slightly as demand remained sluggish.

The fund’s holdings in cash held back results in the rising market, though they were reduced from 10.4% of assets to 5.6% during the period.

Despite ongoing market uncertainty, the portfolio managers continue to be optimistic about the long-term outlook for the type of U.S. growth-and-income companies in which the fund invests.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	21.36%	21.03%	21.12%	20.92%
5 years	5.94	5.67	5.74	5.44
10 years	7.08	6.81	6.88	6.56
Lifetime (since February 8, 1984)	10.97	10.66	10.77	10.42

Expense ratios	.29	.54	.47	.79	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund — a mix of stocks and bonds — gained 10.20% for the six months ended June 30, 2013. The benchmark index for the fund’s equity portfolio, the S&P 500, rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/ Barclays Index gained 7.09%1.

U.S. stocks started the year strongly, reaching record highs in April and May, before falling in June on concerns that the Federal Reserve might start to taper its quantitative easing program.

All industry sectors were positive for the fund during the period. The three largest sectors at June 30 — financials, consumer discretionary and health care — had strong gains. The fund’s second-smallest sector, telecommunication services, had the highest return due mainly to Japanese mobile telephone and internet provider SOFTBANK, which completed its purchase of U.S. mobile carrier Sprint after the close of the period.

Overall, holdings outside the U.S. added to results. The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach while markets remain uncertain, were a drag on results.

The portfolio managers continue to emphasize investments in stocks, which accounted for 68.6% of assets at June 30, while bonds and other securities were at 22.0% and cash at 9.4%.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	19.01%	18.67%	18.84%	18.68%
5 years	6.64	6.37	6.45	6.16
10 years	7.68	7.42	7.49	7.17
Lifetime (since August 1, 1989)	8.43	8.14	8.23	7.90

Expense ratios	.31	.56	.49	.81	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]

The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Global Growth Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Novo Nordisk	3.05%
Amazon	2.99
Moody’s	2.70
SOFTBANK	2.11
Gilead Sciences	1.86

Percent of net assets
ASML Holding	1.80%
Taiwan Semiconductor	1.79
Google	1.59
priceline.com	1.54
Home Depot	1.46

Common stocks — 95.13%

	Shares	Value (000)	Percent of net assets
Consumer discretionary — 23.57%
Amazon.com, Inc.[1]	600,500	$166,753	2.99%
priceline.com Inc.[1]	104,000	86,022	1.54
Home Depot, Inc.	1,050,000	81,343	1.46
Toyota Motor Corp.	1,250,000	75,494	1.35
Naspers Ltd., Class N	987,500	72,926	1.31
Honda Motor Co., Ltd.	1,753,800	65,162	1.17
Liberty Global PLC, Class A1	472,041	34,969	1.05
Liberty Global PLC, Class C1	352,476	23,930
Swatch Group Ltd, non-registered shares	82,550	45,184	1.04
Swatch Group Ltd	137,000	12,909
Burberry Group PLC	2,635,000	54,144	.97
Las Vegas Sands Corp.	993,601	52,591	.94
Industria de Diseño Textil, SA	377,700	46,626	.83
HUGO BOSS AG	335,500	36,945	.66
NIKE, Inc., Class B	568,000	36,170	.65
Other securities		425,080	7.61
		1,316,248	23.57

Health care — 15.71%
Novo Nordisk A/S, Class B	1,094,200	170,524	3.05
Gilead Sciences, Inc.[1]	2,023,200	103,608	1.86
UnitedHealth Group Inc.	1,040,000	68,099	1.22
Vertex Pharmaceuticals Inc.[1]	800,000	63,896	1.14
Merck & Co., Inc.	1,134,000	52,674	.94
Bristol-Myers Squibb Co.	1,031,300	46,089	.83
Novartis AG	580,000	41,203	.74
Regeneron Pharmaceuticals, Inc.[1]	172,200	38,724	.69
Bayer AG	349,300	37,251	.67
Other securities		254,987	4.57
		877,055	15.71

Financials — 13.10%
Moody’s Corp.	2,473,900	150,735	2.70
AIA Group Ltd.	14,167,700	60,006	1.07
HSBC Holdings PLC	5,120,228	53,112	.95
Prudential PLC	2,772,434	45,330	.81
JPMorgan Chase & Co.	805,000	42,496	.76
AXA SA	1,836,463	36,084	.65
Agricultural Bank of China, Class H	85,023,000	35,079	.63
Other securities		308,845	5.53
		731,687	13.10

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Information technology — 12.83%
ASML Holding NV (New York registered)	647,176	$51,192	1.80%
ASML Holding NV	624,897	49,308
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	86,590	1.79
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,740
Google Inc., Class A1	100,700	88,653	1.59
Nintendo Co., Ltd.	535,000	63,113	1.13
TE Connectivity Ltd.	1,016,250	46,280	.83
ASM Pacific Technology Ltd.	3,800,000	41,865	.75
Baidu, Inc., Class A (ADR)[1]	413,000	39,041	.70
TDK Corp.	1,034,000	35,707	.64
Other securities		200,890	3.60
		716,379	12.83

Industrials — 7.81%
United Technologies Corp.	775,000	72,029	1.29
Rolls-Royce Holdings PLC[1]	2,805,000	48,379	.87
Vallourec SA	860,000	43,517	.78
Geberit AG	150,000	37,208	.66
Other securities		235,233	4.21
		436,366	7.81

Consumer staples — 7.63%
Anheuser-Busch InBev NV	618,825	55,088	.99
Shoprite Holdings Ltd.	2,922,500	54,843	.98
Nestlé SA	820,000	53,781	.96
Associated British Foods PLC	1,590,000	41,958	.75
Unilever NV, depository receipts	930,000	36,625	.65
Colgate-Palmolive Co.	632,000	36,207	.65
Other securities		147,723	2.65
		426,225	7.63

Materials — 4.83%
Steel Dynamics, Inc.	3,112,332	46,405	.83
Other securities		223,054	4.00
		269,459	4.83

Energy — 3.93%
Oil Search Ltd.	6,973,952	49,302	.88
Other securities		170,254	3.05
		219,556	3.93

Telecommunication services — 3.06%
SOFTBANK CORP.	2,022,300	118,059	2.11
Other securities		52,907	.95
		170,966	3.06

American Funds Insurance Series

Global Growth Fund

Common stocks

	Value (000)	Percent of net assets
Utilities — 0.83%
Other securities	$46,612	.83%

Miscellaneous — 1.83%
Other common stocks in initial period of acquisition	101,940	1.83

Total common stocks (cost: $4,035,330,000)	5,312,493	95.13

Bonds, notes & other debt instruments — 0.60%

U.S. Treasury bonds & notes — 0.60%
Other securities	33,584	.60

Total bonds, notes & other debt instruments (cost: $33,611,000)	33,584	.60

Short-term securities — 4.25%

	Principal amount (000)
Nordea Bank Finland PLC 0.17%–0.19% due 9/6–9/24/2013[2]	$48,900	48,876	.88
Other securities		188,231	3.37

Total short-term securities (cost: $237,123,000)		237,107	4.25

Total investment securities (cost: $4,306,064,000)		5,583,184	99.98
Other assets less liabilities		1,077	.02

Net assets		$5,584,261	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. One of these securities (with a value of $1,335,000, a cost of $6,377,000, and which represented .02% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $334,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized
	Settlement date	Counterparty	Receive (000)	Deliver (000)	appreciation at 6/30/2013 (000)
Sales:
Japanese yen	7/11/2013	Bank of New York Mellon	$43,644	¥4,300,000	$286
Japanese yen	7/18/2013	Bank of America, N.A.	$29,745	¥2,800,000	1,511
Japanese yen	7/18/2013	Bank of America, N.A.	$40,414	¥4,000,000	81
Japanese yen	7/24/2013	Bank of America, N.A.	$17,590	¥1,700,000	448
Japanese yen	7/31/2013	Citibank	$3,581	¥350,000	51

					$2,377

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $142,758,000, which represented 2.56% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Amazon	3.54%
Home Depot	3.17
Google	3.04
Wells Fargo	2.92
Intuitive Surgical	2.51

Percent of net assets
ASML Holding	2.01%
Gilead Sciences	1.89
Berkshire Hathaway	1.70
Union Pacific	1.52
Goldman Sachs	1.51

Common stocks — 93.79%

	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.70%
Amazon.com, Inc.[1]	2,786,800	$773,866	3.54%
Home Depot, Inc.	8,925,000	691,420	3.17
Wynn Macau, Ltd.	93,403,600	252,896	1.16
Johnson Controls, Inc.	5,599,100	200,392	.92
NIKE, Inc., Class B	2,690,000	171,299	.78
Tiffany & Co.	2,135,000	155,513	.71
Las Vegas Sands Corp.	2,719,900	143,964	.66
Other securities		1,694,901	7.76
		4,084,251	18.70

Financials — 18.45%
Wells Fargo & Co.	15,478,396	638,793	2.92
Berkshire Hathaway Inc., Class A1	2,200	370,920	1.70
Goldman Sachs Group, Inc.	2,184,400	330,391	1.51
American Express Co.	4,000,000	299,040	1.37
Bank of America Corp.	20,000,000	257,200	1.18
Citigroup Inc.	4,444,000	213,179	.98
JPMorgan Chase & Co.	3,553,920	187,611	.86
Onex Corp.	3,745,500	169,949	.78
XL Group PLC	4,500,000	136,440	.62
Other securities		1,426,552	6.53
		4,030,075	18.45

Health care — 14.22%
Intuitive Surgical, Inc.[1]	1,082,300	548,272	2.51
Gilead Sciences, Inc.[1]	8,049,500	412,215	1.89
Vertex Pharmaceuticals Inc.[1]	3,705,000	295,918	1.35
Regeneron Pharmaceuticals, Inc.[1]	1,266,400	284,788	1.30
Grifols, SA, Class A, non-registered shares	5,555,000	203,905	1.09
Grifols, SA, Class B, non-registered shares	1,215,850	34,358
UnitedHealth Group Inc.	3,510,000	229,835	1.05
Edwards Lifesciences Corp.[1]	3,040,400	204,315	.94
Other securities		892,473	4.09
		3,106,079	14.22

Information technology — 12.79%
Google Inc., Class A1	753,500	663,359	3.04
ASML Holding NV (New York registered)	3,371,016	266,647	2.01
ASML Holding NV	2,190,184	172,819
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	250,299	1.15
salesforce.com, inc.[1]	6,055,000	231,180	1.06
Apple Inc.	400,000	158,432	.73
Concur Technologies, Inc.[1]	1,700,000	138,346	.63
Microsoft Corp.	3,955,000	136,566	.63
Other securities		776,430	3.54
		2,794,078	12.79

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets
Energy — 10.68%

Suncor Energy Inc.	8,652,093	$255,030	1.17%
Concho Resources Inc.[1]	2,615,000	218,928	1.00
Core Laboratories NV	1,275,000	193,367	.89
Noble Energy, Inc.	3,107,200	186,556	.85
Cobalt International Energy, Inc.[1]	6,490,000	172,439	.79
Pacific Rubiales Energy Corp.	9,813,900	172,352	.79
FMC Technologies, Inc.[1]	3,000,000	167,040	.76
Pioneer Natural Resources Co.	975,000	141,131	.65
Other securities		825,938	3.78
		2,332,781	10.68

Industrials — 8.46%

Union Pacific Corp.	2,150,000	331,702	1.52
Boeing Co.	3,050,000	312,442	1.43
Rockwell Collins, Inc.	2,636,900	167,206	.77
Other securities		1,036,804	4.74
		1,848,154	8.46

Consumer staples — 4.88%

Costco Wholesale Corp.	2,645,000	292,458	1.34
PepsiCo, Inc.	2,465,000	201,612	.92
Philip Morris International Inc.	1,780,000	154,184	.71
Other securities		418,379	1.91
		1,066,633	4.88

Materials — 3.69%

FMC Corp.	2,500,000	152,650	.70
Potash Corp. of Saskatchewan Inc.	4,000,000	152,520	.70
Other securities		501,046	2.29
		806,216	3.69

Telecommunication services — 1.24%

CenturyLink, Inc.	4,160,000	147,056	.67
Other securities		124,149	.57
		271,205	1.24

Utilities — 0.11%

Other securities		24,010	.11

Miscellaneous — 0.57%

Other common stocks in initial period of acquisition		123,982	.57

Total common stocks (cost: $12,684,180,000)		20,487,464	93.79

Rights & warrants — 0.10%

Energy — 0.10%

Other securities		20,933	.10

Total rights & warrants (cost: $17,736,000)		20,933	.10

American Funds Insurance Series

Growth Fund

Short-term securities — 6.37%

	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.10%–0.16% due 7/1/2013–5/5/2014	$362,009	$361,846	1.66%
Freddie Mac 0.10%–0.16% due 10/22/2013–6/10/2014	315,800	315,558	1.44
Federal Home Loan Bank 0.08%–0.21% due 7/17–11/13/2013	208,600	208,559	.95
Jupiter Securitization Co., LLC 0.18%–0.23% due 7/29–10/3/2013[2]	76,300	76,274	.35
Other securities		428,730	1.97

Total short-term securities (cost: $1,390,939,000)		1,390,967	6.37

Total investment securities (cost: $14,092,855,000)		21,899,364	100.26
Other assets less liabilities		(56,230)	(.26)

Net assets		$21,843,134	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2013 (000)
Incyte Corp.[1]	7,910,000	—	155,000	7,755,000	$—	$170,610
Sturm, Ruger & Co., Inc.	1,245,000	—	—	1,245,000	1,113	59,810
KGen Power Corp.[3,4]	3,166,128	—	—	3,166,128	—	3,166
Harman International Industries, Inc.[5]	3,581,000	—	3,581,000	—	418	—

					$1,531	$233,586

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $403,305,000, which represented 1.85% of the net assets of the fund.

[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $1,266,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $68,290,000, which represented .31% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $96,714,000.

[4]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $84,637,000, which represented .39% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2013.

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Microsoft	3.77%
Gilead Sciences	3.16
Philip Morris International	2.48
Google	2.11
Amgen	2.11

Percent of net assets
Texas Instruments	1.71%
Dow Chemical	1.71
Amazon	1.66
Home Depot	1.66
Oracle	1.65

Common stocks — 93.37%

	Shares	Value (000)	Percent of net assets

Health care — 16.50%

Gilead Sciences, Inc.[1]	13,947,000	$714,226	3.16%
Amgen Inc.	4,840,400	477,554	2.11
Edwards Lifesciences Corp.[1]	2,749,400	184,760	.81
Biogen Idec Inc.[1]	811,000	174,527	.77
Illumina, Inc.[1]	2,300,000	172,132	.76
Merck & Co., Inc.	3,553,090	165,041	.73
UnitedHealth Group Inc.	2,350,000	153,878	.68
Alexion Pharmaceuticals, Inc.[1]	1,590,000	146,662	.65
Other securities		1,545,339	6.83
		3,734,119	16.50

Information technology — 15.59%

Microsoft Corp.	24,750,000	854,617	3.77
Google Inc., Class A1	542,700	477,777	2.11
Texas Instruments Inc.	11,083,559	386,484	1.71
Oracle Corp.	12,135,000	372,787	1.65
Yahoo! Inc.[1]	9,260,000	232,519	1.03
Apple Inc.	404,700	160,294	.71
Other securities		1,043,489	4.61
		3,527,967	15.59

Consumer discretionary — 13.39%

Amazon.com, Inc.[1]	1,355,000	376,270	1.66
Home Depot, Inc.	4,850,000	375,730	1.66
News Corp., Class A1	8,332,700	271,646	1.20
Time Warner Inc.	4,646,667	268,670	1.19
General Motors Co.[1]	7,796,330	259,696	1.15
Mattel, Inc.	4,495,000	203,668	.90
Comcast Corp., Class A	4,203,000	176,022	.78
Time Warner Cable Inc.	1,369,671	154,061	.68
Other securities		944,241	4.17
		3,030,004	13.39

Industrials — 11.56%

CSX Corp.	11,500,000	266,685	1.18
Precision Castparts Corp.	1,055,000	238,441	1.05
General Dynamics Corp.	2,807,000	219,872	.97
Waste Management, Inc.	4,744,200	191,334	.85
3M Co.	1,706,000	186,551	.83
Nielsen Holdings NV	4,441,839	149,201	.66
Other securities		1,362,596	6.02
		2,614,680	11.56

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Energy — 9.66%

Schlumberger Ltd.	4,570,000	$327,486	1.45%
EOG Resources, Inc.	2,313,353	304,622	1.35
Chevron Corp.	2,076,200	245,698	1.08
Apache Corp.	2,907,000	243,694	1.08
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	207,350	1.07
Royal Dutch Shell PLC, Class B	1,066,588	35,300
Baker Hughes Inc.	4,000,000	184,520	.81
FMC Technologies, Inc.[1]	3,062,300	170,509	.75
ConocoPhillips	2,723,360	164,763	.73
Other securities		302,601	1.34
		2,186,543	9.66

Consumer staples — 7.65%

Philip Morris International Inc.	6,494,500	562,553	2.48
Coca-Cola Co.	5,135,400	205,981	.91
CVS/Caremark Corp.	3,000,000	171,540	.76
Green Mountain Coffee Roasters, Inc.[1]	2,261,434	169,743	.75
Other securities		622,321	2.75
		1,732,138	7.65

Financials — 6.87%

HSBC Holdings PLC (ADR)	1,538,570	79,852	.68
HSBC Holdings PLC	7,176,000	75,173
Prudential Financial, Inc.	2,100,000	153,363	.68
State Street Corp.	2,280,000	148,679	.66
JPMorgan Chase & Co.	2,000,000	105,580	.47
Other securities		992,569	4.38
		1,555,216	6.87

Materials — 6.20%

Dow Chemical Co.	12,009,100	386,333	1.71
Celanese Corp., Series A	5,570,400	249,554	1.10
Air Products and Chemicals, Inc.	1,680,000	153,837	.68
Other securities		613,443	2.71
		1,403,167	6.20

Telecommunication services — 2.70%

Verizon Communications Inc.	5,153,900	259,447	1.15
Other securities		350,827	1.55
		610,274	2.70

Utilities — 0.52%

Other securities		116,687	.52

Miscellaneous — 2.73%

Other common stocks in initial period of acquisition		616,730	2.73

Total common stocks (cost: $14,632,965,000)		21,127,525	93.37

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.06%

		Value (000)	Percent of net assets

Financials — 0.06%

Other securities		$12,747	.06%

Total preferred securities (cost: $11,121,000)		12,747	.06

Rights & warrants — 0.01%
	Shares
Consumer discretionary — 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,900	.01
General Motors Co., Series B, warrants, expire 2019[1]	79,175	1,295

Total rights & warrants (cost: $3,908,000)		3,195	.01

Convertible securities — 0.54%
Consumer discretionary — 0.10%

General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	22,399	.10

Other — 0.33%

Other securities		73,329	.33

Miscellaneous — 0.11%

Other convertible securities in initial period of acquisition		25,442	.11

Total convertible securities (cost: $91,454,000)		121,170	.54

Bonds, notes & other debt instruments — 0.37%
	Principal amount (000)

Financials — 0.15%

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	$29,049	32,859	.15

Telecommunication services — 0.11%

Other securities		26,129	.11

Federal agency bonds & notes — 0.11%

Freddie Mac 0.375% 2013	11,000	11,006	.05
Other securities		12,771	.06
		23,777	.11

Total bonds, notes & other debt instruments (cost: $75,110,000)		82,765	.37

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 5.48%

	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.10%–0.16% due 9/4/2013–4/1/2014	$281,400	$281,248	1.24%
Federal Home Loan Bank 0.065%–0.13% due 7/3–12/17/2013	247,600	247,569	1.09
Fannie Mae 0.10%–0.15% due 7/1/2013–4/21/2014	203,500	203,356	.90
Coca-Cola Co. 0.12%–0.18% due 7/16/2013–1/6/2014[3]	133,600	133,579	.59
Chariot Funding, LLC 0.24%–0.25% due 10/29–11/22/2013[3]	49,800	49,766	.22
JPMorgan Chase & Co. 0.16% due 8/19/2013	22,000	21,995	.10
Jupiter Securitization Co., LLC 0.23% due 9/27/2013[3]	20,000	19,991	.09
Other securities		283,275	1.25

Total short-term securities (cost: $1,240,754,000)		1,240,779	5.48

Total investment securities (cost: $16,055,312,000)		22,588,181	99.83
Other assets less liabilities		38,523	.17

Net assets		$22,626,704	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $10,288,000, a cost of $6,000,000, and which represented .05% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $362,475,000, which represented 1.60% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Comcast	2.18%
Microsoft	2.12
Kinder Morgan	1.96
Home Depot	1.92
Merck	1.91

Percent of net assets
Boeing	1.76%
ACE	1.62
Lockheed Martin	1.57
Goldman Sachs	1.46
American Express	1.39

Common stocks — 68.60%

	Shares	Value (000)	Percent of net assets

Financials — 11.22%

ACE Ltd.	2,520,000	$225,490	1.62%
Goldman Sachs Group, Inc.	1,350,000	204,188	1.46
American Express Co.	2,600,000	194,376	1.39
JPMorgan Chase & Co.	2,500,000	131,975	.95
Citigroup Inc.	2,750,000	131,917	.94
American Tower Corp.	1,500,000	109,755	.79
Bank of America Corp.	8,000,000	102,880	.74
Other securities		464,579	3.33
		1,565,160	11.22

Consumer discretionary — 11.07%

Comcast Corp., Class A	7,250,000	303,630	2.18
Home Depot, Inc.	3,450,000	267,272	1.92
Amazon.com, Inc.[1]	540,000	149,953	1.07
VF Corp.	700,000	135,142	.97
General Motors Co.[1]	3,500,000	116,585	.83
DIRECTV[1]	1,700,000	104,754	.75
Naspers Ltd., Class N	1,265,000	93,419	.67
Other securities		373,506	2.68
		1,544,261	11.07

Health care — 9.48%

Merck & Co., Inc.	5,750,000	267,087	1.91
Johnson & Johnson	2,175,000	186,745	1.34
Gilead Sciences, Inc.[1]	3,600,000	184,356	1.32
Bristol-Myers Squibb Co.	3,730,000	166,694	1.20
Pfizer Inc.	4,125,000	115,541	.83
UnitedHealth Group Inc.	1,500,000	98,220	.70
Other securities		304,163	2.18
		1,322,806	9.48

Energy — 7.98%

Kinder Morgan, Inc.	7,160,000	273,154	1.96
Chevron Corp.	1,625,000	192,303	1.38
Noble Energy, Inc.	1,600,000	96,064	.69
Transocean Ltd.[1]	2,000,000	95,900	.69
Oil States International, Inc.[1]	1,000,000	92,640	.66
Other securities		363,648	2.60
		1,113,709	7.98

Industrials — 7.10%

Boeing Co.	2,400,000	245,856	1.76
Lockheed Martin Corp.	2,015,000	218,547	1.57
General Electric Co.	5,300,000	122,907	.88
Other securities		403,603	2.89
		990,913	7.10

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Information technology — 6.39%

Microsoft Corp.	8,570,000	$295,922	2.12%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	178,986	1.29
ASML Holding NV (New York registered)	2,155,000	170,461	1.22
Texas Instruments Inc.	3,000,000	104,610	.75
Other securities		141,069	1.01
		891,048	6.39

Consumer staples — 4.41%

Unilever NV (New York registered)	3,445,000	135,423	.97
Wal-Mart Stores, Inc.	1,725,000	128,495	.92
Kimberly-Clark Corp.	1,075,000	104,426	.75
Coca-Cola Co.	2,000,000	80,220	.58
Other securities		166,426	1.19
		614,990	4.41

Materials — 4.40%

FMC Corp.	2,500,000	152,650	1.09
Dow Chemical Co.	3,000,000	96,510	.69
Other securities		365,150	2.62
		614,310	4.40

Telecommunication services — 1.83%

SOFTBANK CORP.	3,250,000	189,731	1.36
Other securities		65,100	.47
		254,831	1.83

Utilities — 1.67%

PG&E Corp.	1,910,000	87,344	.63
Other securities		144,917	1.04
		232,261	1.67

Miscellaneous — 3.05%

Other common stocks in initial period of acquisition		425,849	3.05

Total common stocks (cost: $6,782,931,000)		9,570,138	68.60

Rights & warrants — 0.01%

Consumer discretionary — 0.01%

Other securities		803	.01

Total rights & warrants (cost: $432,000)		803	.01

American Funds Insurance Series

Asset Allocation Fund

Convertible securities — 0.12%

		Value (000)	Percent of net assets

Other — 0.12%

Other securities		$16,660	.12%

Total convertible securities (cost: $16,616,000)		16,660	.12

Bonds, notes & other debt instruments — 21.83%
	Principal amount (000)

U.S. Treasury bonds & notes — 8.77%

U.S. Treasury — 7.92%

0.25% 2014	$200,000	200,164
2.625% 2014	105,000	107,752
2.00% 2016	150,500	156,148	7.92
2.625% 2018	102,500	108,671
1.50%–7.25% 2013–2043	501,835	532,726
		1,105,461	7.92

U.S. Treasury inflation-protected securities[2] — 0.85%

0.125%–1.875% 2013–2043	120,520	118,951	.85

Total U.S. Treasury bonds & notes		1,224,412	8.77

Mortgage-backed obligations[3] — 5.52%

Fannie Mae 0%–7.50% 2021–2047[4]	566,278	585,097	4.19
Freddie Mac 1.693%–6.705% 2019–2040[4]	72,146	72,606	.52
Other securities		112,726	.81
		770,429	5.52

Financials — 1.06%

JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,505	.05
Goldman Sachs Group, Inc. 2.375%–3.625% 2018–2023	5,515	5,406	.04
Other securities		135,323	.97
		147,234	1.06

Health care — 1.04%

Gilead Sciences, Inc. 3.05% 2016	4,300	4,548	.03
Other securities		140,829	1.01
		145,377	1.04

Industrials — 0.90%

General Electric Capital Corp. 3.10% 2023	8,000	7,568	.07
General Electric Co. 4.125% 2042	2,500	2,339
Other securities		116,050	.83
		125,957	.90

Consumer discretionary — 0.76%

Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,427	.06
Other securities		97,802	.70
		106,229	.76

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Federal agency bonds & notes — 0.55%

Freddie Mac 0.75%–2.50% 2016–2020	$61,000	$60,673	.44%
Fannie Mae 6.25% 2029	9,575	12,626	.09
Other securities		3,449	.02
		76,748	.55

Other — 3.23%

Other securities		449,673	3.23

Total bonds, notes & other debt instruments (cost: $3,025,217,000)		3,046,059	21.83

Short-term securities — 11.50%

Freddie Mac 0.09%–0.16% due 7/15/2013–4/15/2014	467,000	466,642	3.34
Federal Home Loan Bank 0.055%–0.21% due 7/5–12/19/2013	304,550	304,500	2.18
Fannie Mae 0.08%–0.18% due 7/1/2013–1/13/2014	203,200	203,137	1.46
Coca-Cola Co. 0.14%–0.16% due 7/12–8/19/2013[5]	111,400	111,394	.80
Merck & Co. Inc. 0.06%–0.08% due 7/15–7/29/2013[5]	92,900	92,896	.67
Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[5]	88,300	88,288	.63
General Electric Capital Corp. 0.14% due 10/29/2013	40,800	40,777	.29
Chariot Funding, LLC 0.25% due 10/7/2013[5]	32,600	32,587	.23
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/30–8/12/2013[5]	28,000	27,997	.20
Other securities		236,915	1.70

Total short-term securities (cost: $1,605,146,000)		1,605,133	11.50

Total investment securities (cost: $11,430,342,000)		14,238,793	102.06
Other assets less liabilities		(287,601)	(2.06)

Net assets		$13,951,192	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,297,000, which represented .32% of the net assets of the fund. Some of these securities (with an aggregate value of $28,506,000, an aggregate cost of $55,629,000, and which represented .20% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $794,872,000, which represented 5.70% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,583,184	$3,557,409	$21,665,778	$8,406,057	$2,450,884
Affiliated issuers	—	79,455	233,586	—	—
Cash denominated in currencies other than U.S. dollars	997	1,998	38	1,607	251
Cash	161	50	104	117	33
Unrealized appreciation on open forward currency contracts	2,377	1,247	—	10,457	595
Receivables for:
Sales of investments	3,103	19,854	41,945	48,714	—	*
Sales of fund’s shares	1,029	1,882	2,265	4,939	3,246
Closed forward currency contracts	—	—	—	—	137
Dividends and interest	14,338	5,334	22,987	32,530	11,126
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Other	—	—	—	906	—

	5,605,189	3,667,229	21,966,703	8,505,327	2,466,272

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	31	9
Payables for:
Purchases of investments	4,845	30,079	65,834	4,801	1,157
Repurchases of fund’s shares	12,702	2,421	47,930	5,806	2,484
Closed forward currency contracts	—	—	—	—	9
Investment advisory services	2,429	2,138	5,989	3,521	1,498
Distribution services	823	557	3,188	1,116	262
Insurance administrative services	—	—	—	—	—
Administrative services	46	30	183	71	21
Trustees’ deferred compensation	35	21	391	177	12
Non-U.S. taxes	—	—	—	139	1,867
Variation margin on futures contracts	—	—	—	—	—
Other	48	50	54	138	68

	20,928	35,296	123,569	15,800	7,387

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

Investment securities, at cost:
Unaffiliated issuers	$4,306,064	$2,848,721	$13,908,501	$6,735,862	$2,149,673

Affiliated issuers	—	$121,699	$184,354	—	—

Cash denominated in currencies other than U.S. dollars, at cost	$998	$1,995	$38	$1,607	$251

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,182,376	$3,127,079	$14,265,881	$7,644,770	$2,008,768
Undistributed (distributions in excess of) net investment income	23,461	(58,366)	91,762	43,951	5,140
Undistributed (accumulated) net realized gain (loss)	99,047	(104,478)	(320,850)	(879,191)	145,208
Net unrealized appreciation (depreciation)	1,279,377	667,698	7,806,341	1,679,997	299,769

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$5,811,263	$1,964,305	$22,588,181	$852,197	$14,238,793	$169,018		$9,322,353	$2,731,631	$1,758,006
—	11,682	—	—	—	—		—	—	—
—	56	70	121	—	13		—	—	—
325	230	136	66	1,266	69		26	344	1,850
—	—	—	—	—	47		1,265	2,497	36
46,645	15,137	57,802	3,034	234,701	2,656		869,063	203,970	9,179
2,338	74	5,822	355	65,660	151		7,824	1,469	681
—	—	—	—	—	18		67	304	—
11,552	7,962	38,207	4,038	37,960	946		56,576	28,124	30,802
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—

5,872,123	1,999,446	22,690,218	859,811	14,578,380	172,918		10,257,174	2,968,339	1,800,554

—	—	—	—	—	25		244	1,297	—

10,111	12,582	15,530	213	612,718	6,783		1,630,120	318,645	13,276
5,602	4,676	39,318	129	9,762	21		9,698	6,998	1,159
—	—	—	—	—	1		280	40	71
1,964	985	5,121	465	3,268	90		2,635	1,164	690
735	373	2,890	48	1,130	27		975	324	221
—	—	—	—	—	—		—	—	—
49	17	189	7	114	1		72	22	15
25	9	446	1	124	—	*	49	8	44
—	—	—	49	—	—		—	—	—
—	—	—	—	—	—		—	—	—
1	18	20	15	72	2		22	34	278

18,487	18,660	63,514	927	627,188	6,950		1,644,095	328,532	15,754

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

$4,480,920	$1,625,455	$16,055,312	$814,135	$11,430,342	$156,066		$9,257,732	$2,754,752	$1,754,533

—	$21,133	—	—	—	—		—	—	—

—	$56	$70	$121	—	$13		—	—	—

$4,805,407	$2,009,070	$16,348,687	$808,922	$10,463,512	$152,736		$8,470,694	$2,656,802	$1,825,932
61,705	24,109	161,865	12,426	108,759	1,504		75,710	29,143	58,794
(343,819)	(381,650)	(416,645)	(454)	570,492	(1,235)		1,048	(23,886)	(103,427)
1,330,343	329,257	6,532,797	37,990	2,808,429	12,963		65,627	(22,252)	3,501

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$278,689	$4,394,951	$537,239		$5,672		$5,396
Affiliated issuers	—	—	—		—		—
Cash denominated in currencies other than U.S. dollars	—	—	—		—		—
Cash	93	102	72		—		—
Unrealized appreciation on open forward currency contracts	—	—	—		—		—
Receivables for:
Sales of investments	41,513	869,910	—		—		93
Sales of fund’s shares	582	717	251		59		30
Closed forward currency contracts	—	—	—		—		—
Dividends and interest	488	16,131	—		—	*	—	*
Deposits at brokers for futures contracts	—	—	—		92		207
Variation margin on futures contracts	—	—	—		8		16
Other	—	—	—		—		—

	321,365	5,281,811	537,562		5,831		5,742

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—		—		—
Payables for:
Purchases of investments	108,213	1,671,453	—		21		—
Repurchases of fund’s shares	182	1,948	2,941		—		—	*
Closed forward currency contracts	—	—	—		—		—
Investment advisory services	72	988	140		1		1
Distribution services	10	393	96		—	*	—	*
Insurance administrative services	—	—	—		—	*	—	*
Administrative services	2	30	4		—		—
Trustees’ deferred compensation	— *	44	18		—		—
Non-U.S. taxes	—	—	—		—		—
Variation margin on futures contracts	—	—	—		—	*	19
Other	— *	1	—	*	—	*	—	*

	108,479	1,674,857	3,199		22		20

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

Investment securities, at cost:
Unaffiliated issuers	$279,530	$4,414,837	$537,236		$5,640		$5,575

Affiliated issuers	—	—	—		—		—

Cash denominated in currencies other than U.S. dollars, at cost	—	—	—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$215,016	$3,625,550	$535,499		$5,780		$5,837
(Distributions in excess of) undistributed net investment income	(328)	5,060	(1,140)		20		18
(Accumulated) undistributed net realized (loss) gain	(961)	(3,770)	1		(36)		23
Net unrealized (depreciation) appreciation	(841)	(19,886)	3		45		(156)

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
$6,315		$5,739		$262,275
—		—		—
—		—		—
—		—		—
—		—		—
—		—		—
72		90		8,908
—		—		—
—	*	—	*	—	*
111		83		1,261
12		8		120
—		—		—

6,510		5,920		272,564

—		—		—
34		18		5,899
—	*	—	*	156
—		—		—
1		1		39
—	*	—	*	42
—	*	—	*	115
—		—		—
—		—		—	*
—		—		—
—		—		40
—	*	—	*	5

35		19		6,296

$6,475		$5,901		$266,268

$6,325		$5,720		$257,054

—		—		—

—		—		—

$6,491		$5,885		$260,353
20		16		323
(28)		(33)		943
(8)		33		4,649

$6,475		$5,901		$266,268

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,634,023		$985,179	$6,527,108	$3,149,260	$1,210,323
Shares outstanding	64,628		45,211	97,570	172,898	54,443
Net asset value per share	$25.28		$21.79	$66.90	$18.21	$22.23
Class 2:
Net assets	$3,950,237		$2,646,357	$15,120,752	$5,298,115	$1,247,601
Shares outstanding	157,301		123,362	227,927	292,080	56,608
Net asset value per share	$25.11		$21.45	$66.34	$18.14	$22.04
Class 3:
Net assets	—		—	$194,100	$41,666	—
Shares outstanding	—		—	2,900	2,286	—
Net asset value per share	—		—	$66.93	$18.22	—
Class 4:
Net assets	$1		$397	$1,174	$486	$961
Shares outstanding	—	*	18	18	27	43
Net asset value per share	$25.27		$21.75	$66.82	$18.20	$22.19

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$163,754		$1,713,871		$61,346
Shares outstanding	15,914		141,750		5,416
Net asset value per share	$10.29		$12.09		$11.33
Class 2:
Net assets	$49,131		$1,876,174		$462,395
Shares outstanding	4,787		156,789		41,489
Net asset value per share	$10.26		$11.97		$11.15
Class 3:
Net assets	—		$16,908		$10,621
Shares outstanding	—		1,397		946
Net asset value per share	—		$12.10		$11.23
Class 4:
Net assets	$1		$1		$1
Shares outstanding	—	*	—	*	—	*
Net asset value per share	$10.29		$12.09		$11.32
Class P1:
Net assets							$101	$98
Shares outstanding							10	10
Net asset value per share							$10.08	$9.80
Class P2:
Net assets							$5,708	$5,624
Shares outstanding							566	574
Net asset value per share							$10.08	$9.80

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$2,338,941		$192,840		$8,747,833	$629,577		$8,478,353		$32,761		$3,920,065	$1,101,076		$722,571
203,938		17,100		203,909	39,622		418,194		3,082		361,609	95,181		64,761
$11.47		$11.28		$42.90	$15.89		$20.27		$10.63		$10.84	$11.57		$11.16

$3,514,694		$1,787,945		$13,704,075	$229,306		$5,432,533		$133,206		$4,692,352	$1,538,730		$1,044,283
309,089		159,007		321,677	14,485		270,076		12,563		438,083	133,738		94,804
$11.37		$11.24		$42.60	$15.83		$20.11		$10.60		$10.71	$11.51		$11.02

—		—		$174,056	—		$40,305		—		—	—		$17,945
—		—		4,055	—		1,988		—		—	—		1,606
—		—		$42.92	—		$20.28		—		—	—		$11.18

$1		$1		$740	$1		$1		$1		$662	$1		$1
—	*	—	*	17	—	*	—	*	—	*	61	—	*	—	*
$11.47		$11.27		$42.84	$15.88		$20.26		$10.62		$10.82	$11.56		$11.15

Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$100		$101		$36,349
10		10		3,346
$10.01		$10.05		$10.86

$6,375		$5,800		$229,919
637		577		21,167
$10.01		$10.05		$10.86

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$59,156	$20,358	$151,391	$131,521	$26,570
Interest	212	256	781	518	7,027

	59,368	20,614	152,172	132,039	33,597

Fees and expenses[3]:
Investment advisory services	14,188	13,181	36,351	22,138	9,227
Distribution services	4,810	3,393	19,277	6,896	1,677
Insurance administrative services	—	— [4]	— [4]	— [4]	— [4]
Transfer agent services	— [4]	— [4]	1	— [4]	— [4]
Administrative services	270	188	1,109	448	127
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	114	80	528	211	52
Registration statement and prospectus	27	18	174	43	12
Trustees’ compensation	35	24	178	74	16
Auditing and legal	15	13	12	17	15
Custodian	339	442	446	1,162	478
State and local taxes	27	23	78	41	16
Other	8	6	29	13	4

Total fees and expenses before reimbursement/waiver	19,833	17,368	58,183	31,043	11,624
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	19,833	17,368	58,183	31,043	11,624

Net investment income	39,535	3,246	93,989	100,996	21,973

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	451,919	336,040	1,462,619	447,204	146,026
Forward currency contracts	(1,965)	(627)	—	(17,235)	768
Futures contracts	—	—	—	—	—
Currency transactions	3,189	(425)	(1,471)	(3,652)	(1,434)

	453,143	334,988	1,461,148	426,317	145,360

Net unrealized (depreciation) appreciation on:
Investments	(59,426)	(12,757)	632,954	(231,982)	(226,585)
Forward currency contracts	2,377	1,236	—	13,560	691
Futures contracts	—	—	—	—	—
Currency translations	(103)	(1)	(166)	(300)	(157)

	(57,152)	(11,522)	632,788	(218,722)	(226,051)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	395,991	323,466	2,093,936	207,595	(80,691)

Net increase (decrease) in net assets resulting from operations	$435,526	$326,712	$2,187,925	$308,591	$(58,718)

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund

$77,881		$44,499	$211,945	$17,398	$91,302	$1,855	$47	$—	$203
232		1,829	4,007	741	46,299	616	100,567	36,808	69,149

78,113		46,328	215,952	18,139	137,601	2,471	100,614	36,808	69,352

11,366		6,082	31,085	2,557	19,151	524	15,897	7,017	4,480
4,430		2,326	17,486	297	6,791	158	6,077	2,012	1,396
—		—	— [4]	—	—	—	— [4]	—	—
—	[4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
281		103	1,148	39	667	8	430	133	97
—		—	—	—	—	—	—	—	—
36		10	572	2	623	1	177	17	43
9		4	180	23	98	5	43	46	20
30		13	193	2	89	1	59	17	17
3		5	15	3	6	1	5	1	1
27		131	142	99	132	13	27	224	7
18		11	66	2	36	1	31	12	9
6		3	30	1	17	3	15	9	6

16,206		8,688	50,918	3,025	27,610	715	22,761	9,488	6,076

—		—	—	—	15	—	—	—	—
—		—	—	—	—	—	—	—	—

—		—	—	—	15	—	—	—	—
16,206		8,688	50,918	3,025	27,595	715	22,761	9,488	6,076

61,907		37,640	165,034	15,114	110,006	1,756	77,853	27,320	63,276

164,802		155,240	1,352,325	11,728	585,602	634	2,983	10,740	36,888
—		—	—	—	—	(316)	1,439	(33,364)	(100)
—		—	—	—	—	—	—	—	—
—		209	(210)	(221)	(88)	(56)	(184)	(715)	(83)

164,802		155,449	1,352,115	11,507	585,514	262	4,238	(23,339)	36,705

508,968		(44,731)	1,081,605	(3,637)	595,197	1,841	(308,741)	(147,585)	(69,805)
—		—	—	—	—	105	1,011	6,524	134
—		—	—	—	—	—	—	—	—
(1)		(144)	(84)	(21)	(26)	(15)	(35)	(707)	(14)

508,967		(44,875)	1,081,521	(3,658)	595,171	1,931	(307,765)	(141,768)	(69,685)

673,769		110,574	2,433,636	7,849	1,180,685	2,193	(303,527)	(165,107)	(32,980)

$735,676		$148,214	$2,598,670	$22,963	$1,290,691	$3,949	$(225,674)	$(137,787)	$30,296

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$22		$20
Interest	142	14,098	263	—		—

	142	14,098	263	22		20

Fees and expenses[3]:
Investment advisory services	370	6,087	797	2		2
Distribution services	62	2,432	543	—	[4]	— [4]
Insurance administrative services	—	—	—	—	[4]	— [4]
Transfer agent services	— [4]	— [4]	— [4]	—		—
Administrative services	9	185	25	—		—
Accounting and administrative services	—	—	—	9		9
Reports to shareholders	1	74	10	—		—
Registration statement and prospectus	9	32	3	—		—
Trustees’ compensation	1	28	5	—		—
Auditing and legal	— [4]	2	— [4]	—		—
Custodian	— [4]	5	1	2		2
State and local taxes	— [4]	12	2	—		—
Other	— [4]	5	1	—		—

Total fees and expenses before reimbursement/waiver	452	8,862	1,387	13		13
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	1		1
Other	—	—	—	10		10

Total reimbursement/waiver of fees and expenses	—	—	—	11		11
Total fees and expenses after reimbursement/waiver	452	8,862	1,387	2		2

Net investment (loss) income	(310)	5,236	(1,124)	20		18

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(939)	(2,931)	1	—		(4)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	(36)		26
Currency transactions	—	—	—	—	[4]	1

	(939)	(2,931)	1	(36)		23

Net unrealized (depreciation) appreciation on:
Investments	(2,076)	(93,167)	(21)	32		(181)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	13		25
Currency translations	—	—	—	—	[4]	— [4]

	(2,076)	(93,167)	(21)	45		(156)

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	(3,015)	(96,098)	(20)	9		(133)

Net (decrease) increase in net assets resulting from operations	$(3,325)	$(90,862)	$(1,144)	$29		$(115)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through June 30, 2013.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Managed Risk Blue Chip Income and Growth Fund[5]	Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$22	$18		$812
—	—		—

22	18		812

2	2		161
— [4]	—	[4]	129
— [4]	—	[4]	152
—	—		— [4]
—	—		—
9	9		29
—	—		5
—	—		14
—	—		— [4]
—	—		—
2	2		6
—	—		—
—	—		23

13	13		519

1	1		32
10	10		58

11	11		90
2	2		429

20	16		383

— [4]	—	[4]	1,005
—	—		—
(28)	(33)		(21)
— [4]	—	[4]	1

(28)	(33)		985

(10)	19		5,211
—	—		—
2	14		(570)
— [4]	—	[4]	(2)

(8)	33		4,639

(36)	—	[4]	5,624

$(16)	$16		$6,007

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income	$39,535	$60,991	$3,246	$9,389	$93,989	$219,601
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	453,143	337,051	334,988	(62,597)	1,461,148	1,768,617
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(57,152)	638,745	(11,522)	637,610	632,788	1,983,865

Net increase (decrease) in net assets resulting from operations	435,526	1,036,787	326,712	584,402	2,187,925	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)

Net capital share transactions	(21,421)	(611,848)	(283,098)	(158,152)	(2,470,365)	(5,872,611)

Total increase (decrease) in net assets	395,199	376,665	10,277	376,968	(372,496)	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993

End of period	$5,584,261	$5,189,062	$3,631,933	$3,621,656	$21,843,134	$22,215,630

Undistributed (distributions in excess of) net investment income	$23,461	$2,832	$(58,366)	$(28,275)	$91,762	$87,829

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income (loss)	$165,034	$391,678	$15,114	$7,402	$110,006	$239,938
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	1,352,115	1,608,151	11,507	(373)	585,514	656,984
Net unrealized appreciation (depreciation) on investments, forward currency contracts, futures contracts and currency translations	1,081,521	1,854,608	(3,658)	35,077	595,171	895,540

Net increase (decrease) in net assets resulting from operations	2,598,670	3,854,437	22,963	42,106	1,290,691	1,792,462

Dividends and distributions paid to shareholders:
Dividends from net investment income	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)

Net capital share transactions	(3,249,847)	(3,009,039)	408,424	161,657	249,333	(201,839)

Total (decrease) increase in net assets	(725,827)	449,508	430,954	194,352	1,489,553	1,341,001
Net assets:
Beginning of period	23,352,531	22,903,023	427,930	233,578	12,461,639	11,120,638

End of period	$22,626,704	$23,352,531	$858,884	$427,930	$13,951,192	$12,461,639

Undistributed (distributions in excess of) net investment income	$161,865	$71,481	$12,426	$(2,255)	$108,759	$49,224

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$100,996	$149,039	$21,973	$32,854	$61,907	$104,754	$37,640	$47,025
426,317	(91,519)	145,360	71,498	164,802	184,482	155,449	43,123
(218,722)	1,429,972	(226,051)	284,578	508,967	312,798	(44,875)	237,050

308,591	1,487,492	(58,718)	388,930	735,676	602,034	148,214	327,198

(33,136)	(139,135)	(8,145)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
—	—	(11,688)	—	—	—	—	—

(33,136)	(139,135)	(19,833)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)

(913,311)	(787,982)	19,456	(19,977)	401,794	(97,654)	(172,450)	(260,359)

(637,856)	560,375	(59,095)	341,984	1,114,361	407,206	(36,189)	16,984

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991

$8,489,527	$9,127,383	$2,458,885	$2,517,980	$5,853,636	$4,739,275	$1,980,786	$2,016,975

$43,951	$(23,909)	$5,140	$(8,688)	$61,705	$22,907	$24,109	$(1,578)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$1,756	$2,361	$77,853	$188,838	$27,320	$51,954	$63,276	$140,823	$(310)	$1
262	(1,432)	4,238	231,222	(23,339)	23,525	36,705	1,805	(939)	2,018
1,931	13,693	(307,765)	62,276	(141,768)	68,532	(69,685)	111,169	(2,076)	581

3,949	14,622	(225,674)	482,336	(137,787)	144,011	30,296	253,797	(3,325)	2,600

—	(2,397)	(35,523)	(231,875)	—	(55,524)	(24,423)	(143,258)	(51)	(703)
—	—	(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)

—	(2,397)	(132,867)	(231,875)	(32,698)	(76,940)	(24,423)	(143,258)	(396)	(1,953)

10,880	39,124	10,785	(627,799)	187,676	297,923	(270,790)	67,425	80,514	58,891

14,829	51,349	(347,756)	(377,338)	17,191	364,994	(264,917)	177,964	76,793	59,538

151,139	99,790	8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555

$165,968	$151,139	$8,613,079	$8,960,835	$2,639,807	$2,622,616	$1,784,800	$2,049,717	$212,886	$136,093

$1,504	$(252)	$75,710	$33,380	$29,143	$1,823	$58,794	$19,941	$(328)	$33

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Period ended June 30, 2013[1,2]
Operations:
Net investment income (loss)	$5,236	$23,825	$(1,124)	$(2,432)	$20
Net realized (loss) gain on investments, forward currency contracts, futures contracts and currency transactions	(2,931)	115,324	1	— [4]	(36)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(93,167)	(60,103)	(21)	17	45

Net (decrease) increase in net assets resulting from operations	(90,862)	79,046	(1,144)	(2,415)	29

Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,101)	(43,222)	—	—	—
Distributions from net realized gain on investments	(98,424)	(110,100)	—	—	—

Total dividends and distributions paid to shareholders	(104,525)	(153,322)	—	—	—

Net capital share transactions	(21,922)	87,854	(599)	(78,336)	5,780

Total (decrease) increase in net assets	(217,309)	13,578	(1,743)	(80,751)	5,809
Net assets:
Beginning of period	3,824,263	3,810,685	536,106	616,857	—

End of period	$3,606,954	$3,824,263	$534,363	$536,106	$5,809

Undistributed (distributions in excess of) net investment income	$5,060	$5,925	$(1,140)	$(16)	$20

[1]	Unaudited.
[2]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

			(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Six months ended June 30, 2013[1]	Period ended December 31, 2012[3]

$18	$20	$16	$383	$320
23	(28)	(33)	985	(42)
(156)	(8)	33	4,639	10

(115)	(16)	16	6,007	288

—	—	—	(63)	(317)
—	—	—	—	—

—	—	—	(63)	(317)

5,837	6,491	5,885	226,052	34,301

5,722	6,475	5,901	231,996	34,272

—	—	—	34,272	—

$5,722	$6,475	$5,901	$266,268	$34,272

$18	$20	$16	$323	$3

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series offers either two, three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Insurance Series

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2013 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,314,913	$—	$1,335	$1,316,248
Health care	877,055	—	—	877,055
Financials	731,687	—	—	731,687
Information technology	716,379	—	—	716,379
Industrials	436,366	—	—	436,366
Consumer staples	426,225	—	—	426,225
Materials	269,459	—	—	269,459
Energy	219,556	—	—	219,556
Telecommunication services	170,966	—	—	170,966
Utilities	46,612	—	—	46,612
Miscellaneous	101,940	—	—	101,940
Bonds, notes & other debt instruments	—	33,584	—	33,584
Short-term securities	—	237,107	—	237,107

Total	$5,311,158	$270,691	$1,335	$5,583,184

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,377	—	$2,377

*	Securities with a market value of $2,369,514,000, which represented 42.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$767,479	$—	$69	$767,548
Industrials	494,280	—	—	494,280
Health care	431,968	—	7,974	439,942
Information technology	397,930	—	1,169	399,099
Financials	305,468	—	1,048	306,516
Energy	229,913	3,670	—	233,583
Materials	187,597	—	2,062	189,659
Consumer staples	182,914	—	—	182,914
Utilities	153,357	—	—	153,357
Telecommunication services	23,939	—	—	23,939
Miscellaneous	181,507	—	—	181,507
Preferred securities	—	5,668	—	5,668
Rights & warrants	—	160	—	160
Convertible securities	—	—	5,970	5,970
Bonds, notes & other debt instruments	—	10,672	—	10,672
Short-term securities	—	242,050	—	242,050

Total	$3,356,352	$262,220	$18,292	$3,636,864

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,247	—	$1,247

*	Securities with a market value of $1,353,146,000, which represented 37.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,084,251	$—	$—	$4,084,251
Financials	4,002,304	—	27,771	4,030,075
Health care	3,089,732	16,347	—	3,106,079
Information technology	2,794,078	—	—	2,794,078
Energy	2,295,428	—	37,353	2,332,781
Industrials	1,848,154	—	—	1,848,154
Consumer staples	1,066,633	—	—	1,066,633
Materials	806,216	—	—	806,216
Telecommunication services	271,205	—	—	271,205
Utilities	20,844	3,166	—	24,010
Miscellaneous	123,982	—	—	123,982
Rights & warrants	20,933	—	—	20,933
Short-term securities	—	1,390,967	—	1,390,967

Total	$20,423,760	$1,410,480	$65,124	$21,899,364

*	Securities with a market value of $2,191,541,000, which represented 10.03% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,325,545	$—	$—	$1,325,545
Health care	1,275,863	—	—	1,275,863
Consumer discretionary	1,254,286	—	6,802	1,261,088
Industrials	976,209	—	—	976,209
Information technology	938,777	—	—	938,777
Consumer staples	665,115	—	—	665,115
Telecommunication services	591,059	—	—	591,059
Materials	348,793	3,717	—	352,510
Energy	233,930	—	—	233,930
Utilities	217,563	—	—	217,563
Miscellaneous	322,194	—	—	322,194
Bonds, notes & other debt instruments	—	100,786	—	100,786
Short-term securities	—	145,418	—	145,418

Total	$8,149,334	$249,921	$6,802	$8,406,057

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$10,457	—	$10,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(31)	—	(31)

Total	—	$10,426	—	$10,426

*	Securities with a market value of $7,174,467,000, which represented 84.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$355,330	$—	$—	$355,330
Consumer staples	302,677	—	—	302,677
Information technology	267,438	—	—	267,438
Financials	239,711	—	35	239,746
Energy	228,283	—	—	228,283
Health care	187,465	—	—	187,465
Industrials	160,399	—	—	160,399
Materials	108,231	—	—	108,231
Telecommunication services	101,950	—	—	101,950
Utilities	24,882	—	—	24,882
Miscellaneous	120,687	—	—	120,687
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	196,498	—	196,498
U.S. Treasury bonds & notes	—	19,948	—	19,948
Other	—	43,371	—	43,371
Short-term securities	—	93,979	—	93,979

Total	$2,097,053	$353,796	$35	$2,450,884

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$595	—	$595
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)

Total	—	$586	—	$586

*	Securities with a market value of $1,163,438,000, which represented 47.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$998,028	$—	—	$998,028
Health care	977,522	—	—	977,522
Industrials	662,192	—	—	662,192
Consumer staples	649,124	—	—	649,124
Energy	497,712	—	—	497,712
Telecommunication services	496,191	—	—	496,191
Consumer discretionary	350,965	—	—	350,965
Utilities	254,671	—	—	254,671
Financials	234,312	—	—	234,312
Materials	121,866	—	—	121,866
Miscellaneous	208,769	—	—	208,769
Convertible securities	68,387	—	—	68,387
Short-term securities	—	291,524	—	291,524

Total	$5,519,739	$291,524	—	$5,811,263

American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$436,208	$—	$550	$436,758
Consumer discretionary	318,197	—	—	318,197
Information technology	210,354	—	—	210,354
Industrials	195,954	—	—	195,954
Health care	173,887	—	—	173,887
Consumer staples	140,777	—	—	140,777
Telecommunication services	116,365	3,226	—	119,591
Energy	95,242	—	—	95,242
Utilities	75,638	—	—	75,638
Materials	75,623	—	—	75,623
Miscellaneous	34,470	—	—	34,470
Convertible securities	—	12,833	365	13,198
Bonds, notes & other debt instruments	—	21,728	—	21,728
Short-term securities	—	64,570	—	64,570

Total	$1,872,715	$102,357	$915	$1,975,987

*	Securities with a market value of $678,918,000, which represented 34.28% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,734,119	$—	—	$3,734,119
Information technology	3,527,967	—	—	3,527,967
Consumer discretionary	3,030,004	—	—	3,030,004
Industrials	2,614,680	—	—	2,614,680
Energy	2,186,543	—	—	2,186,543
Consumer staples	1,732,138	—	—	1,732,138
Financials	1,555,216	—	—	1,555,216
Materials	1,403,167	—	—	1,403,167
Telecommunication services	610,274	—	—	610,274
Utilities	116,687	—	—	116,687
Miscellaneous	616,730	—	—	616,730
Preferred securities	—	12,747	—	12,747
Rights & warrants	3,195	—	—	3,195
Convertible securities	22,399	98,771	—	121,170
Bonds, notes & other debt instruments	—	82,765	—	82,765
Short-term securities	—	1,240,779	—	1,240,779

Total	$21,153,119	$1,435,062	—	$22,588,181

*	Securities with a market value of $1,261,238,000, which represented 5.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$164,646	$—	—	$164,646
Consumer discretionary	119,905	—	—	119,905
Consumer staples	108,329	—	—	108,329
Utilities	84,157	—	—	84,157
Industrials	74,599	—	—	74,599
Health care	74,570	—	—	74,570
Telecommunication services	66,129	—	—	66,129
Energy	39,657	—	—	39,657
Information technology	31,740	—	—	31,740
Materials	18,588	—	—	18,588
Miscellaneous	3,736	—	—	3,736
Convertible securities	—	2,803	—	2,803
Bonds, notes & other debt instruments	—	13,444	—	13,444
Short-term securities	—	49,894	—	49,894

Total	$786,056	$66,141	—	$852,197

*	Securities with a market value of $545,687,000, which represented 63.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,565,160	$—	$—	$1,565,160
Consumer discretionary	1,539,437	266	4,558	1,544,261
Health care	1,322,806	—	—	1,322,806
Energy	1,113,709	—	—	1,113,709
Industrials	969,341	—	21,572	990,913
Information technology	891,048	—	—	891,048
Consumer staples	614,990	—	—	614,990
Materials	612,069	—	2,241	614,310
Telecommunication services	254,831	—	—	254,831
Utilities	232,261	—	—	232,261
Miscellaneous	425,849	—	—	425,849
Rights & warrants	803	—	—	803
Convertible securities	—	3,978	12,682	16,660
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,224,412	—	1,224,412
Mortgage-backed obligations	—	770,429	—	770,429
Corporate bonds & notes	—	524,797	—	524,797
Federal agency bonds & notes	—	76,748	—	76,748
Other	—	449,673	—	449,673
Short-term securities	—	1,605,133	—	1,605,133

Total	$9,542,304	$4,655,436	$41,053	$14,238,793

*	Securities with a market value of $508,450,000, which represented 3.64% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$14,405	$—	—	$14,405
Financials	14,212	—	—	14,212
Information technology	13,122	—	—	13,122
Consumer discretionary	12,003	—	—	12,003
Health care	11,108	—	—	11,108
Industrials	10,772	—	—	10,772
Energy	9,223	—	—	9,223
Telecommunication services	6,599	—	—	6,599
Materials	4,890	478	—	5,368
Utilities	2,142	—	—	2,142
Miscellaneous	4,367	—	—	4,367
Preferred securities	—	160	—	160
Convertible securities	—	1,130	—	1,130
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	24,760	—	24,760
Corporate bonds & notes	—	14,560	—	14,560
U.S. Treasury bonds & notes	—	6,309	—	6,309
Mortgage-backed obligations	—	4,579	—	4,579
Short-term securities	—	14,199	—	14,199

Total	$102,843	$66,175	—	$169,018

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$47	—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)

Total	—	$22	—	$22

*	Securities with a market value of $46,398,000, which represented 27.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$2,374,623	$—	$2,374,623
U.S. Treasury bonds & notes	—	2,173,663	—	2,173,663
Corporate bonds & notes	—	1,362,138	—	1,362,138
Bonds & notes of governments & government agencies outside the U.S.	—	303,594	—	303,594
Federal agency bonds & notes	—	197,078	—	197,078
Other	—	1,525,246	—	1,525,246
Convertible securities	—	1,328	—	1,328
Preferred securities	—	3,141	—	3,141
Common stocks	—	3	5,227	5,230
Short-term securities	—	1,376,312	—	1,376,312

Total	—	$9,317,126	$5,227	$9,322,353

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,265	—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)

Total	—	$1,021	—	$1,021

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$561,556	$—	$561,556
Japanese yen	—	200,822	—	200,822
Mexican pesos	—	104,378	—	104,378
Polish zloty	—	80,355	—	80,355
Swedish kronor	—	75,197	—	75,197
British pounds	—	51,407	—	51,407
South Korean won	—	49,022	—	49,022
Norwegian kroner	—	46,585	—	46,585
Hungarian forints	—	28,794	—	28,794
Malaysian ringgits	—	27,292	—	27,292
U.S. dollars	—	1,128,066	—	1,128,066
Other currencies	—	138,402	—	138,402
Convertible securities	—	—	413	413
Common stocks	—	—	872	872
Short-term securities	—	238,470	—	238,470

Total	—	$2,730,346	$1,285	$2,731,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,497	—	$2,497
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,297)	—	(1,297)

Total	—	$1,200	—	$1,200

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,584,327	$—	$1,584,327
Bonds & notes of governments outside the U.S.	—	44,354	—	44,354
Other	—	3,443	—	3,443
Convertible securities	3,061	5,026	7,538	15,625
Preferred securities	—	6,571	—	6,571
Common stocks	4,268	407	29,552	34,227
Rights & warrants	279	—	—	279
Short-term securities	—	69,180	—	69,180

Total	$7,608	$1,713,308	$37,090	$1,758,006

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2013 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2013	Level 3[2]	Purchases	Sales	loss[3]	depreciation[3]	Level 3[2]	6/30/2013
Investment securities	$3,779	$12,893	$59,987	$(15,807)	$(50)	$(23,319)	$(393)	$37,090

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(26,255)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Convertible securities	$7,538	Market comparable companies	EV/EBITDA multiple DLOM	9.38x–12.60x 15%–19%	Increase Decrease

Common stocks	29,552	Blend of market comparable companies and market indication	EV EBITDA multiple	$525M–$773M 7.8x–9.3x	Increase Increase

		Market comparable companies	EBITDA multiple DLOM	4.89x–7.39x 10%–19%	Increase Decrease

	$37,090

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

American Funds Insurance Series

Mortgage Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

To reduce the risk to counterparties of forward currency contracts, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the funds’ open positions in futures contracts, the funds are required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the futures contract being traded. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

American Funds Insurance Series

On a daily basis, the funds pay or receive a “variation margin” based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. In addition, the funds segregate liquid assets equivalent to the funds’ outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. The funds record realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Rights of setoff — Funds that hold derivative instruments have enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities. The following tables present the funds’ forward currency or futures contracts that are subject to potential offset on the statements of assets and liabilities as of June 30, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,377	$—	$—	$—	$2,377

Global Small Capitalization Fund

		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,247	$—	$(399)	$—	$848

International Fund

		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$10,457	$—	$—	$—	$10,457
Liabilities: Forward currency contracts	31	—	—	—	31

New World Fund

		Gross amounts not offset in the
		statement of assets and liabilities
		and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$732	$(14)	$(261)	$—	$457
Liabilities: Forward currency contracts	18	(14)	—	—	4

See end of offsetting tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$65	$(13)	$—	$—	$52
Liabilities: Forward currency contracts	26	(13)	—	—	13

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,332	$(524)	$(251)	$—	$557
Liabilities: Forward currency contracts	524	(524)	—	—	—

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,801	$(777)	$(2,024)	$—	$—
Liabilities: Forward currency contracts	1,337	(777)	—	—	560

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$36	$(17)	$—	$—	$19
Liabilities: Forward currency contracts	71	(17)	(54)	—	—

Managed Risk Growth Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset		Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8		—	†	$—	$—	$8
Liabilities: Futures contracts	—	†	—	†	—	—	—

American Funds Insurance Series

Managed Risk International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$16	$(16)	$—	$—	$—
Liabilities: Futures contracts	19	(16)	—	(3)	—

Managed Risk Blue Chip Income and Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$12	$—	$—	$—	$12

Managed Risk Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8	$—	$—	$—	$8

Managed Risk Asset Allocation Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$120	$(40)	$—	$—	$80
Liabilities: Futures contracts	40	(40)	—	—	—

*	Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.
†	Amount less than one thousand.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2012, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2013.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2012:
Undistributed ordinary income	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	11,646
Post-October capital loss deferral*	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	(79,088)	—	(145,237)	—
Expiring 2017	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	(12,099)	(84,504)	—

	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	$—

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,435,741	$984,282	$7,938,194	$1,987,068	$455,577
Gross unrealized depreciation on investment securities	(174,517)	(382,022)	(302,941)	(395,390)	(171,514)

Net unrealized appreciation on investment securities	$1,261,224	$602,260	$7,635,253	$1,591,678	$284,063

Cost of investment securities	$4,321,960	$3,034,604	$14,264,111	$6,814,379	$2,166,821

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—

	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,367,069	$406,200	$7,035,603	$66,186	$2,955,948	$16,651
Gross unrealized depreciation on investment securities	(41,903)	(86,141)	(514,364)	(30,800)	(150,676)	(4,011)

Net unrealized appreciation on investment securities	$1,325,166	$320,059	$6,521,239	$35,386	$2,805,272	$12,640

Cost of investment securities	$4,486,097	$1,655,928	$16,066,942	$816,811	$11,433,521	$156,378

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	—	†
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—

	$—	$—	$(122,908)	$—	$—	$—	†

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$205,137	$42,909	$78,830	$1,405	$23,327	$9
Gross unrealized depreciation on investment securities	(149,413)	(67,402)	(80,420)	(2,277)	(45,902)	(6)

Net unrealized appreciation (depreciation) on investment securities	$55,724	$(24,493)	$(1,590)	$(872)	$(22,575)	$3

Cost of investment securities	$9,266,629	$2,756,124	$1,759,596	$279,561	$4,417,526	$537,236

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2012:
Undistributed ordinary income	—	—	—	—	$3
Capital loss carryforward:
No expiration	—	—	—	—	(42)

	—	—	—	—	$(42)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$43	$5	$13	$32	$6,699
Gross unrealized depreciation on investment securities	(11)	(188)	(23)	(13)	(1,478)

Net unrealized appreciation (depreciation) on investment securities	$32	$(183)	$(10)	$19	$5,221

Cost of investment securities	$5,640	$5,579	$6,325	$5,720	$257,054

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$5,955		—	$5,955		$16,161		—	$16,161
Class 2	12,951		—	12,951		32,113		—	32,113
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$18,906		—	$18,906		$48,274		—	$48,274

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4[1]	3	—	3	—	[2]	—	—	[2]

Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$28,593	—	$28,593	$75,334		—	$75,334
Class 2	60,664	—	60,664	122,858		—	122,858
Class 3	795	—	795	1,643		—	1,643
Class 4[1]	4	—	4	—	[2]	—	—	[2]

Total	$90,056	—	$90,056	$199,835		—	$199,835

International Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$13,105	—	$13,105	$60,357		—	$60,357
Class 2	19,869	—	19,869	78,128		—	78,128
Class 3	161	—	161	650		—	650
Class 4[1]	1	—	1	—	[2]	—	—	[2]

Total	$33,136	—	$33,136	$139,135		—	$139,135

New World Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$4,240	$5,690	$9,930	$13,526		—	$13,526
Class 2	3,902	5,994	9,896	13,443		—	13,443
Class 4[1]	3	4	7	—	[2]	—	—	[2]

Total	$8,145	$11,688	$19,833	$26,969		—	$26,969

Blue Chip Income and Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,725		—	$9,725		$29,511		—	$29,511
Class 2	13,384		—	13,384		67,663		—	67,663
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$23,109		—	$23,109		$97,174		—	$97,174

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,232		—	$1,232		$4,745		—	$4,745
Class 2	10,721		—	10,721		45,110		—	45,110
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$11,953		—	$11,953		$49,855		—	$49,855

Growth-Income Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$30,750	—	$30,750	$179,283		—	$179,283
Class 2	43,331	—	43,331	213,820		—	213,820
Class 3	567	—	567	2,787		—	2,787
Class 4[1]	2	—	2	—	[2]	—	—	[2]

Total	$74,650	—	$74,650	$395,890		—	$395,890

International Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$317		—	$317		$4,726		—	$4,726
Class 2	116		—	116		4,685		—	4,685
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$433		—	$433		$9,411		—	$9,411

Asset Allocation Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$31,689		—	$31,689		$149,689		—	$149,689
Class 2	18,641		—	18,641		99,191		—	99,191
Class 3	141		—	141		742		—	742
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$50,471		—	$50,471		$249,622		—	$249,622

Global Balanced Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	—	—	—	$562		—	$562
Class 2	—	—	—	1,835		—	1,835
Class 4[1]	—	—	—	—	[2]	—	—	[2]

Total	—	—	—	$2,397		—	$2,397

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$16,954	$43,797	$60,751	$106,210		—	$106,210
Class 2	18,567	53,541	72,108	125,665		—	125,665
Class 4[1]	2	6	8	—	[2]	—	—	[2]

Total	$35,523	$97,344	$132,867	$231,875		—	$231,875

Global Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,943		—	$9,943		$62,358		—	$62,358
Class 2	14,236		—	14,236		79,441		—	79,441
Class 3	244		—	244		1,459		—	1,459
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$24,423		—	$24,423		$143,258		—	$143,258

Mortgage Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$263		$46		$309		$1,305		—	$1,305
Class 2	72		15		87		648		—	648
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$335		$61		$396		$1,953		—	$1,953

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$24,115		$25,494		$49,609		$45,898		$27,829	$73,727
Class 2	25,984		28,443		54,427		47,011		31,761	78,772
Class 3	234		255		489		493		330	823
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$50,333		$54,192		$104,525		$93,402		$59,920	$153,322

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2013			For the period ended December 31, 2012[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$45	—	$45	$111	—	$111
Class P2	18	—	18	206	—	206

Total	$63	—	$63	$317	—	$317

[1]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[2]	Amount less than one thousand.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund did not make any distributions during the period May 1, 2013, commencement of operations, to June 30, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Asset Allocation Fund and each of the managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waivers from CRMC. For the six months ended June 30, 2013, total investment advisory services fees waived by CRMC were $51,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		June 30, 2013,	June 30, 2013,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.53%	.53%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.59	.59
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.250	.6	8.0	.29	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.500	1.0	1.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18%	0.18%
Class 4	0.25%	0.25%
Class P1	0.00%	0.25%
Class P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses on the managed risk funds so that they will not exceed 0.28% of each funds’ average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2013, total expenses reimbursed by CRMC were $98,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	—	$78
Class 2	4,810	—	192
Class 4	—	—	—

Total class-specific expenses	$4,810	—	$270

Global Small Capitalization Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$52
Class 2	3,393		—		136
Class 4	—	*	—	*	—	*

Total class-specific expenses	$3,393		$—	*	$188

Growth Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$335
Class 2	19,101		—		764
Class 3	176		—		10
Class 4	—	*	—	*	—	*

Total class-specific expenses	$19,277		$—	*	$1,109

International Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$172
Class 2	6,857		—		274
Class 3	39		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,896		$—	*	$448

New World Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$60
Class 2	1,677		—		67
Class 4	—	*	—	*	—	*

Total class-specific expenses	$1,677		$—	*	$127

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	—	$104
Class 2	4,430	—	177
Class 4	—	—	—

Total class-specific expenses	$4,430	—	$281

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class 1	$—	—	$10
Class 2	2,326	—	93
Class 4	—	—	—

Total class-specific expenses	$2,326	—	$103

Growth-Income Fund

			Insurance
	Distribution		administrative		Administrative
	services		services		services
Class 1	$—		$—		$446
Class 2	17,328		—		693
Class 3	158		—		9
Class 4	—	*	—	*	—	*

Total class-specific expenses	$17,486		$—	*	$1,148

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$27
Class 2	297	—	12
Class 4	—	—	—

Total class-specific expenses	$297	—	$39

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$395
Class 2	6,755	—	270
Class 3	36	—	2
Class 4	—	—	—

Total class-specific expenses	$6,791	—	$667

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$2
Class 2	158	—	6
Class 4	—	—	—

Total class-specific expenses	$158	—	$8

Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$187
Class 2	6,077		—		243
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,077		$—	*	$430

Global Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$53
Class 2	2,012	—	80
Class 4	—	—	—

Total class-specific expenses	$2,012	—	$133

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$41
Class 2	1,378	—	55
Class 3	18	—	1
Class 4	—	—	—

Total class-specific expenses	$1,396	—	$97

Mortgage Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$6
Class 2	62	—	3
Class 4	—	—	—

Total class-specific expenses	$62	—	$9

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$87
Class 2	2,416	—	97
Class 3	16	—	1
Class 4	—	—	—

Total class-specific expenses	$2,432	—	$185

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$3
Class 2	534	—	22
Class 3	9	—	—	*
Class 4	—	—	—

Total class-specific expenses	$543	—	$25

Managed Risk Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

American Funds Insurance Series

Managed Risk International Fund

Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Blue Chip Income and Growth Fund

Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Growth-Income Fund

Insurance
	Distribution		administrative		Administrative
	services		services		services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
	services	services	services
Class P1	$—	$23	—
Class P2	129	129	—

Total class-specific expenses	$129	$152	—

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$31		$4		$35
Global Small Capitalization Fund	22		2		24
Growth Fund	136		42		178
International Fund	55		19		74
New World Fund	15		1		16
Blue Chip Income and Growth Fund	27		3		30
Global Growth and Income Fund	12		1		13
Growth-Income Fund	145		48		193
International Growth and Income Fund	2		—	*	2
Asset Allocation Fund	75		14		89
Global Balanced Fund	1		—	*	1
Bond Fund	53		6		59
Global Bond Fund	16		1		17
High-Income Bond Fund	12		5		17
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	23		5		28
Cash Management Fund	3		2		5
Managed Risk Growth Fund	—		—		—
Managed Risk International Fund	—		—		—
Managed Risk Blue Chip Income and Growth Fund	—		—		—
Managed Risk Growth-Income Fund	—		—		—
Managed Risk Asset Allocation Fund	—	*	—	*	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares outstanding		Net assets	Net asset value per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,045		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900

Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058

Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]			Issued in connection with merger of Global Discovery Fund		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$160,976	7,000		$(18,023)	(670)	$5,955		231		$(102,852)	(4,092)	$46,056	2,469
Class 2	294,207	21,008		(44,035)	(9,827)	12,951		506		(330,600)	(13,235)	(67,477)	(1,548)
Class 4	—	—		—	—	—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$455,183	28,008		$(62,058)	(10,497)	$18,906		737		$(433,452)	(17,327)	$(21,421)	921

Year ended December 31, 2012
Class 1	$116,073	5,365				$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233				32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[3]	1	—	[2]			—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$163,130	7,598				$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

Global Small Capitalization Fund
						Reinvestments						Net (decrease)
				Sales[1]		of dividends				Repurchases[1]		increase
Share class				Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1				$154,092	6,963	$9,160		410		$(280,629)	(12,680)	$(117,377)	(5,307)
Class 2				23,487	1,089	24,174		1,099		(213,790)	(9,876)	(166,129)	(7,688)
Class 4				456	20	3		—	[2]	(51)	(2)	408	18

Total net increase (decrease)				$178,035	8,072	$33,337		1,509		$(494,470)	(22,558)	$(283,098)	(12,977)

Year ended December 31, 2012
Class 1				$183,971	9,682	$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2				86,346	4,691	34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[3]				1	— [2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)				$270,318	14,373	$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund
						Reinvestments						Net (decrease)
				Sales[1]		of dividends				Repurchases[1]		increase
Share class				Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1				$125,646	1,922	$28,593		420		$(1,394,800)	(21,609)	$(1,240,561)	(19,267)
Class 2				75,548	1,167	60,664		898		(1,354,153)	(20,807)	(1,217,941)	(18,742)
Class 3				176	2	795		12		(14,024)	(214)	(13,053)	(200)
Class 4				1,253	19	4		—	[2]	(67)	(1)	1,190	18

Total net increase (decrease)				$202,623	3,110	$90,056		1,330		$(2,763,044)	(42,631)	$(2,470,365)	(38,191)

Year ended December 31, 2012
Class 1				$277,348	4,834	$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2				177,807	3,123	122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3				1,746	29	1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[3]				1	— [2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)				$456,902	7,986	$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

International Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$128,674	6,973		$13,105		703		$(720,467)	(39,427)	$(578,688)	(31,751)
Class 2	104,865	5,680		19,869		1,069		(456,500)	(24,763)	(331,766)	(18,014)
Class 3	355	19		161		9		(3,873)	(210)	(3,357)	(182)
Class 4	533	29		1		—	[2]	(34)	(2)	500	27

Total net increase (decrease)	$234,427	12,701		$33,136		1,781		$(1,180,874)	(64,402)	$(913,311)	(49,920)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

New World Fund
				Reinvestments of
				dividends and						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$151,421	6,543		$9,930		435		$(52,069)	(2,258)	$109,282	4,720
Class 2	34,848	1,518		9,896		438		(135,573)	(5,895)	(90,829)	(3,939)
Class 4	1,019	44		7		—	[2]	(23)	(1)	1,003	43

Total net increase (decrease)	$187,288	8,105		$19,833		873		$(187,665)	(8,154)	$19,456	824

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund
				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$793,500	74,023		$9,725		831		$(68,222)	(6,039)	$735,003	68,815
Class 2	5,959	541		13,384		1,154		(352,552)	(31,869)	(333,209)	(30,174)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$799,459	74,564		$23,109		1,985		$(420,774)	(37,908)	$401,794	38,641

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

					Reinvestments						Net increase
	Sales[1]				of dividends				Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$18,277		1,621		$1,232		108		$(18,626)	(1,657)	$883	72
Class 2	19,387		1,752		10,721		939		(203,441)	(18,071)	(173,333)	(15,380)
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]

Total net increase (decrease)	$37,664		3,373		$11,953		1,047		$(222,067)	(19,728)	$(172,450)	(15,308)

Year ended December 31, 2012
Class 1	$27,152		2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455		2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[3]	1		—	[2]	—	[2]	—		—	—	1	— [2]

Total net increase (decrease)	$55,608		5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

Growth-Income Fund
					Reinvestments						Net (decrease)
	Sales[1]				of dividends				Repurchases[1]		increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$470,750		11,269		$30,750		703		$(2,539,988)	(62,292)	$(2,038,488)	(50,320)
Class 2	38,930		933		43,331		998		(1,281,232)	(30,726)	(1,198,971)	(28,795)
Class 3	428		10		567		13		(14,131)	(336)	(13,136)	(313)
Class 4	823		19		2		—	[2]	(77)	(2)	748	17

Total net increase (decrease)	$510,931		12,231		$74,650		1,714		$(3,835,428)	(93,356)	$(3,249,847)	(79,411)

Year ended December 31, 2012
Class 1	$994,378		26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677		3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820		22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[3]	1		—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,133,876		30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund
					Reinvestments						Net increase
	Sales[1]				of dividends				Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$418,740		26,678		$317		19		$(5,557)	(346)	$413,500	26,351
Class 2	14,721		932		116		7		(19,913)	(1,211)	(5,076)	(272)
Class 4	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$433,461		27,610		$433		26		$(25,470)	(1,557)	$408,424	26,079

Year ended December 31, 2012
Class 1	$166,454		10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059		1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[3]	1		—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$187,514		12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

American Funds Insurance Series

Asset Allocation Fund

				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$751,816	37,796		$31,689		1,546		$(231,336)	(11,663)	$552,169	27,679
Class 2	103,656	5,266		18,641		916		(424,007)	(21,558)	(301,710)	(15,376)
Class 3	913	45		141		7		(2,180)	(109)	(1,126)	(57)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$856,385	43,107		$50,471		2,469		$(657,523)	(33,330)	$249,333	12,246

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

Global Balanced Fund
				Reinvestments
	Sales[1]			of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$251	23		—		—		$(182)	(17)	$69	6
Class 2	16,924	1,581		—		—		(6,113)	(577)	10,811	1,004
Class 4	—	—		—		—		—	—	—	—

Total net increase (decrease)	$17,175	1,604		—		—		$(6,295)	(594)	$10,880	1,010

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [2]	$590	57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533	3,905
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124	3,962

Bond Fund
				Reinvestments of
				dividends and						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$647,012	57,499		$60,751		5,523		$(544,046)	(48,338)	$163,717	14,684
Class 2	113,942	10,300		72,108		6,634		(339,667)	(30,558)	(153,617)	(13,624)
Class 4	680	61		8		—	[2]	(3)	— [2]	685	61

Total net increase (decrease)	$761,634	67,860		$132,867		12,157		$(883,716)	(78,896)	$10,785	1,121

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Bond Fund

				Reinvestments of
				dividends and						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$277,449	22,871		$13,495		1,134		$(80,843)	(6,693)	$210,101	17,312
Class 2	45,376	3,762		19,203		1,622		(87,004)	(7,264)	(22,425)	(1,880)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$322,825	26,633		$32,698		2,756		$(167,847)	(13,957)	$187,676	15,432

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

High-Income Bond Fund
				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$60,196	5,264		$9,943		883		$(245,966)	(21,479)	$(175,827)	(15,332)
Class 2	13,706	1,219		14,236		1,280		(119,565)	(10,600)	(91,623)	(8,101)
Class 3	240	21		244		22		(3,824)	(334)	(3,340)	(291)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$74,142	6,504		$24,423		2,185		$(369,355)	(32,413)	$(270,790)	(23,724)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund
				Reinvestments of
				dividends and
	Sales[1]			distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$81,866	7,832		$309		30		$(2,505)	(241)	$79,670	7,621
Class 2	5,752	551		87		9		(4,995)	(480)	844	80
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$87,618	8,383		$396		39		$(7,500)	(721)	$80,514	7,701

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519	3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371	2,608
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891	5,614

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Reinvestments of
						dividends and						Net (decrease)
			Sales[1]			distributions				Repurchases[1]		increase
Share class			Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1			$77,915	6,154		$49,609		4,057		$(131,429)	(10,381)	$(3,905)	(170)
Class 2			31,566	2,514		54,427		4,494		(102,030)	(8,183)	(16,037)	(1,175)
Class 3			210	16		489		40		(2,679)	(212)	(1,980)	(156)
Class 4			—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)			$109,691	8,684		$104,525		8,591		$(236,138)	(18,776)	$(21,922)	(1,501)

Year ended December 31, 2012
Class 1			$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2			146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3			1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[3]			1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)			$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

Cash Management Fund
						Reinvestments						Net (decrease)
			Sales[1]			of dividends				Repurchases[1]		increase
Share class			Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1			$10,754	949		—		—		$(15,631)	(1,379)	$(4,877)	(430)
Class 2			122,288	10,964		—		—		(118,243)	(10,595)	4,045	369
Class 3			4,229	376		—		—		(3,996)	(355)	233	21
Class 4			—	—		—		—		—	—	—	—

Total net increase (decrease)			$137,271	12,289		—		—		$(137,870)	(12,329)	$(599)	(40)

Year ended December 31, 2012
Class 1			$28,695	2,528		—		—		$(37,213)	(3,278)	$(8,518)	(750)
Class 2			156,563	13,986		—		—		(224,943)	(20,084)	(68,380)	(6,098)
Class 3			7,742	686		—		—		(9,181)	(813)	(1,439)	(127)
Class 4[3]			1	—	[2]	—		—		—	—	1	— [2]

Total net increase (decrease)			$193,001	17,200		—		—		$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund
	Proceeds from initial					Reinvestments
	capitalization		Sales[1]			of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—		—		—		$—	—	$100	10
Class P2	4,900	490	780	76		—		—		— [2]	— [2]	5,680	566

Total net increase	$5,000	500	$780	76		—		—		$— [2]	— [2]	$5,780	576

Managed Risk International Fund
	Proceeds from initial					Reinvestments
	capitalization		Sales[1]			of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—		—		—		$—	—	$100	10
Class P2	4,900	490	837	84		—		—		— [2]	— [2]	5,737	574

Total net increase	$5,000	500	$837	84		—		—		$— [2]	— [2]	$5,837	584

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	1,511	149	—	—	(20)	(2)	6,391	637

Total net increase (decrease)	$5,000	500	$1,511	149	—	—	$(20)	(2)	$6,491	647

Managed Risk Growth-Income Fund
	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	885	87	—	—	— [2]	— [2]	5,785	577

Total net increase	$5,000	500	$885	87	—	—	$— [2]	— [2]	$5,885	587

Managed Risk Asset Allocation Fund
	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class P1			$30,645	2,851	$45	4	$(5,826)	(521)	$24,864	2,334
Class P2			208,826	19,437	18	2	(7,656)	(692)	201,188	18,747

Total net increase (decrease)			$239,471	22,288	$63	6	$(13,482)	(1,213)	$226,052	21,081

Period ended December 31, 2012[5]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [2]	24,189	2,420

Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[4]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[5]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in the accompanying financial statements.

American Funds Insurance Series

The following tables present additional information for the six months ended June 30, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,540,409	$873,677	$2,239,312	$1,091,556	$780,029	$1,003,191
Sales of investment securities*	1,656,741	1,130,973	5,030,544	1,905,151	695,374	687,859
Non-U.S. taxes paid on dividend income	5,391	1,035	4,788	15,094	2,251	456
Non-U.S. taxes paid on interest income	—	—	—	—	25	—
Non-U.S. taxes paid on realized gains	—	10	—	—	7	—
Non-U.S. taxes provided on unrealized gains	—	—	—	139	1,867	—
Dividends from affiliated issuers	—	—	1,531	—	—	—
Net realized gain from affiliated issuers	—	—	24,584	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
Purchases of investment securities*	$336,862	$2,111,125	$513,066	$4,188,945	$70,873	$11,627,220
Sales of investment securities*	506,858	4,134,600	109,356	4,671,879	62,018	11,867,677
Non-U.S. taxes paid on dividend income	2,066	3,407	1,433	1,809	135	—
Non-U.S. taxes paid on interest income	—	—	1	—	1	—	†
Non-U.S. taxes provided on unrealized gains	—	—	49	—	—	—
Dividends from affiliated issuers	329	—	—	—	—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$2,628,234	$508,185	$575,161	$8,976,749
Sales of investment securities*	2,572,283	696,241	513,255	9,408,902
Non-U.S. taxes paid on interest income	203	2	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,364	$5,598	$6,044	$5,426		$218,574
Sales of investment securities*	—	93	19	—	†	8,678

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At June 30, 2013, CRMC held aggregate ownership of 20%, 87%, 86%, 78% and 86% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Growth Fund
Class 1
6/30/13[4,5]	$23.58	$.21	$1.58	$1.79	$(.09)	$—	$(.09)	$25.28	7.59%	$1,634		.56%[6]		.56%[6]		1.65%[6]
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
6/30/13[4,5]	23.44	.17	1.58	1.75	(.08)	—	(.08)	25.11	7.47	3,950		.81	[6]	.81	[6]	1.38	[6]
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
6/30/13[4,5]	23.58	.20	1.58	1.78	(.09)	—	(.09)	25.27	7.55	—	[7]	.62	[6]	.62	[6]	1.58	[6]
12/31/12[4,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[7]	.02	[9]	.02	[9]	.04	[9]

Global Small Capitalization Fund
Class 1
6/30/13[4,5]	$20.16	$.03	$1.81	$1.84	$(.21)	$—	$(.21)	$21.79	9.08%	$985		.74%[6]		.74%[6]		.32%[6]
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
6/30/13[4,5]	19.86	.01	1.78	1.79	(.20)	—	(.20)	21.45	8.97	2,646		.99	[6]	.99	[6]	.12	[6]
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
6/30/13[4,5]	20.16	.06	1.74	1.80	(.21)	—	(.21)	21.75	8.88	1		1.25	[6]	1.25	[6]	.51	[6]
12/31/12[4,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[7]	.04	[9]	.04	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund
Class 1
6/30/13[4,5]	$60.90	$.33	$5.96	$6.29	$(.29)	$—	$(.29)	$66.90	10.32%	$6,527		.35%[6]		.35%[6]		1.02%[6]
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
6/30/13[4,5]	60.45	.25	5.91	6.16	(.27)	—	(.27)	66.34	10.18	15,121		.60	[6]	.60	[6]	.77	[6]
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
6/30/13[4,5]	60.97	.27	5.96	6.23	(.27)	—	(.27)	66.93	10.22	194		.53	[6]	.53	[6]	.85	[6]
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
6/30/13[4,5]	60.90	.32	5.89	6.21	(.29)	—	(.29)	66.82	10.19	1		.85	[6]	.85	[6]	.95	[6]
12/31/12[4,8]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[7]	.02	[9]	.02	[9]	.05	[9]

International Fund
Class 1
6/30/13[4,5]	$17.68	$.22	$.39	$.61	$(.08)	$—	$(.08)	$18.21	3.42%	$3,149		.54%[6]		.54%[6]		2.38%[6]
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
6/30/13[4,5]	17.62	.20	.39	.59	(.07)	—	(.07)	18.14	3.33	5,298		.79	[6]	.79	[6]	2.18	[6]
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
6/30/13[4,5]	17.70	.21	.38	.59	(.07)	—	(.07)	18.22	3.32	42		.72	[6]	.72	[6]	2.24	[6]
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
6/30/13[4,5]	17.68	.15	.45	.60	(.08)	—	(.08)	18.20	3.36	1		1.04	[6]	1.04	[6]	1.61	[6]
12/31/12[4,8]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[7]	.02	[9]	.02	[9]	.05	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund
Class 1
6/30/13[4,5]	$22.93	$.22	$(.73)	$(.51)	$(.08)	$(.11)	$(.19)	$22.23	(2.27)%	$1,210		.78%[6]		.78%[6]		1.88%[6]
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
6/30/13[4,5]	22.75	.18	(.71)	(.53)	(.07)	(.11)	(.18)	22.04	(2.37)	1,248		1.03	[6]	1.03	[6]	1.60	[6]
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
6/30/13[4,5]	22.93	.21	(.76)	(.55)	(.08)	(.11)	(.19)	22.19	(2.40)	1		1.29	[6]	1.29	[6]	1.85	[6]
12/31/12[4,8]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[7]	.04	[9]	.04	[9]	.04	[9]

Blue Chip Income and Growth Fund
Class 1
6/30/13[4,5]	$10.05	$.13	$1.34	$1.47	$(.05)	$—	$(.05)	$11.47	14.60%	$2,339		.42%[6]		.42%[6]		2.36%[6]
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
6/30/13[4,5]	9.97	.12	1.32	1.44	(.04)	—	(.04)	11.37	14.47	3,515		.67	[6]	.67	[6]	2.11	[6]
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(0.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	—	[7]	.37	[6]	.37	[6]	2.39	[6]
12/31/12[4,8]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[7]	.02	[9]	.02	[9]	.10	[9]

Global Growth and Income Fund
Class 1
6/30/13[4,5]	$10.56	$.22	$.57	$.79	$(.07)	$—	$(.07)	$11.28	7.49%	$193		.62%[6]		.62%[6]		3.95%[6]
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
6/30/13[4,5]	10.54	.20	.57	.77	(.07)	—	(.07)	11.24	7.27	1,788		.87	[6]	.87	[6]	3.64	[6]
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
6/30/13[4,5]	10.55	.21	.58	.79	(.07)	—	(.07)	11.27	7.50	—	[7]	.64	[6]	.64	[6]	3.82	[6]
12/31/12[4,8]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[7]	.03	[9]	.03	[9]	.08	[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund
Class 1
6/30/13[4,5]	$38.48	$.33	$4.24	$4.57	$(.15)	$—	$(.15)	$42.90	11.87%	$8,748		.29%[6]		.29%[6]		1.58%[6]
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
6/30/13[4,5]	38.24	.28	4.21	4.49	(.13)	—	(.13)	42.60	11.75	13,704		.54	[6]	.54	[6]	1.35	[6]
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
6/30/13[4,5]	38.52	.29	4.25	4.54	(.14)	—	(.14)	42.92	11.78	174		.47	[6]	.47	[6]	1.42	[6]
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
6/30/13[4,5]	38.47	.33	4.19	4.52	(.15)	—	(.15)	42.84	11.74	1		.79	[6]	.79	[6]	1.51	[6]
12/31/12[4,8]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[7]	.01	[9]	.01	[9]	.03	[9]

International Growth and Income Fund
Class 1
6/30/13[4,5]	$15.29	$.32	$.29	$.61	$(.01)	$—	$(.01)	$15.89	3.97%	$630		.70%[6]		.70%[6]		4.07%[6]
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
6/30/13[4,5]	15.25	.27	.32	.59	(.01)	—	(.01)	15.83	3.85	229		.95	[6]	.95	[6]	3.37	[6]
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
6/30/13[4,5]	15.29	.28	.32	.60	(.01)	—	(.01)	15.88	3.91	—	[7]	.71	[6]	.71	[6]	3.53	[6]
12/31/12[4,8]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[7]	.04	[9]	.04	[9]	.07	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Asset Allocation Fund
Class 1
6/30/13[4,5]	$18.43	$.17	$1.75	$1.92	$(.08)	$—	$(.08)	$20.27	10.40%	$8,478		.31%[6]		.31%[6]		1.75%[6]
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
6/30/13[4,5]	18.31	.15	1.72	1.87	(.07)	—	(.07)	20.11	10.20	5,433		.56	[6]	.56	[6]	1.50	[6]
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
6/30/13[4,5]	18.45	.15	1.75	1.90	(.07)	—	(.07)	20.28	10.30	40		.49	[6]	.49	[6]	1.57	[6]
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
6/30/13[4,5]	18.43	.17	1.74	1.91	(.08)	—	(0.08)	20.26	10.34	—	[7]	.34	[6]	.34	[6]	1.68	[6]
12/31/12[4,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[7]	.01	[9]	.01	[9]	.08	[9]

Global Balanced Fund
Class 1
6/30/13[4,5]	$10.34	$.13	$.16	$.29	$—	$—	$—	$10.63	2.80%	$33		.70%[6]		.70%[6]		2.41%[6]
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		.72		2.00
12/31/11[4,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[6]	.69	[6]	1.99	[6]
Class 2
6/30/13[4,5]	10.33	.11	.16	.27	—	—	—	10.60	2.61	133		.95	[6]	.95	[6]	2.16	[6]
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[4,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[6]	.94	[6]	1.45	[6]
Class 4
6/30/13[4,5]	10.33	.13	.16	.29	—	—	—	10.62	2.81	—	[7]	.72	[6]	.72	[6]	2.36	[6]
12/31/12[4,8]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[7]	.03	[9]	.03	[9]	.05	[9]

Bond Fund
Class 1
6/30/13[4,5]	$11.29	$.11	$(.39)	$(.28)	$(.05)	$(.12)	$(.17)	$10.84	(2.48)%	$3,920		.39%[6]		.39%[6]		1.95%[6]
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
6/30/13[4,5]	11.17	.09	(.39)	(.30)	(.04)	(.12)	(.16)	10.71	(2.65)	4,692		.64	[6]	.64	[6]	1.70	[6]
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
6/30/13[4,5]	11.29	.08	(.38)	(.30)	(.05)	(.12)	(.17)	10.82	(2.66)	1		.89	[6]	.89	[6]	1.45	[6]
12/31/12[4,8]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[7]	.02	[9]	.02	[9]	.10	[9]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Bond Fund
Class 1
6/30/13[4,5]	$12.32	$.13	$(.74)	$(.61)	$—	$(.14)	$(.14)	$11.57	(4.95)%	$1,101		.56%[6]		.56%[6]		2.20%[6]
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [12]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
6/30/13[4,5]	12.27	.12	(.74)	(.62)	—	(.14)	(.14)	11.51	(5.05)	1,539		.81	[6]	.81	[6]	1.95	[6]
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [12]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
6/30/13[4,5]	12.31	.13	(.74)	(.61)	—	(.14)	(.14)	11.56	(4.95)	—	[7]	.45	[6]	.45	[6]	2.21	[6]
12/31/12[4,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[7]	.02	[9]	.02	[9]	.11	[9]

High-Income Bond Fund
Class 1
6/30/13[4,5]	$11.16	$.38	$(.22)	$.16	$(.16)	$—	$(.16)	$11.16	1.39%	$723		.48%[6]		.48%[6]		6.69%[6]
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
6/30/13[4,5]	11.03	.36	(.22)	.14	(.15)	—	(.15)	11.02	1.27	1,044		.73	[6]	.73	[6]	6.42	[6]
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
6/30/13[4,5]	11.18	.37	(.22)	.15	(.15)	—	(.15)	11.18	1.35	18		.66	[6]	.66	[6]	6.48	[6]
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
6/30/13[4,5]	11.16	.38	(.23)	.15	(.16)	—	(.16)	11.15	1.29	—	[7]	.41	[6]	.41	[6]	6.65	[6]
12/31/12[4,8]	11.80	.04	— [12]	.04	(.68)	—	(.68)	11.16	.34	—	[7]	.02	[9]	.02	[9]	.35	[9]

Mortgage Fund
Class 1
6/30/13[4,5]	$10.47	$(.01)	$(.15)	$(.16)	$— [12]	$(.02)	$(.02)	$10.29	(1.53)%	$164		.44%[6]		.44%[6]		(.28)%[6]
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.45		.08
12/31/11[4,11]	10.00	— [12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[6]	.42	[6]	.04	[6]
Class 2
6/30/13[4,5]	10.46	(.03)	(.15)	(.18)	— [12]	(.02)	(.02)	10.26	(1.74)	49		.69	[6]	.69	[6]	(.54)[6]
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[4,11]	10.00	(.02)	.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[6]	.67	[6]	(.25)[6]
Class 4
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	—	[7]	.38	[6]	.38	[6]	(.27)[6]
12/31/12[4,8]	10.60	— [12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[7]	.02	[9]	.02	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/13[4,5]	$12.75	$.03	$(.33)	$(.30)	$(.02)	$(.34)	$(.36)	$12.09	(2.39)%	$1,714		.35%[6]		.35%[6]		.41%[6]
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
6/30/13[4,5]	12.63	.01	(.31)	(.30)	(.02)	(.34)	(.36)	11.97	(2.45)	1,876		.60	[6]	.60	[6]	.16 [6]
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
6/30/13[4,5]	12.76	.01	(.31)	(.30)	(.02)	(.34)	(.36)	12.10	(2.42)	17		.53	[6]	.53	[6]	.23 [6]
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
6/30/13[4,5]	12.75	.02	(.32)	(.30)	(.02)	(.34)	(.36)	12.09	(2.39)	—	[7]	.37	[6]	.37	[6]	.38 [6]
12/31/12[4,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[7]	.02	[9]	.02	[9]	.05 [9]

Cash Management Fund
Class 1
6/30/13[4,5]	$11.34	$(.01)	$— [12]	$(.01)	$—	$—	$—	$11.33	(.09)%	$61		.34%[6]		.34%[6]		(.23)%[6]
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66		.34		.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	— [12]	(.01)	(.03)	— [12]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	— [12]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
6/30/13[4,5]	11.17	(.03)	.01	(.02)	—	—	—	11.15	(.18)	462		.59	[6]	.59	[6]	(.48)[6]
12/31/12	11.22	(.05)	— [12]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	— [12]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	— [12]	(.04)	(.02)	— [12]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
6/30/13[4,5]	11.26	(.02)	(.01)	(.03)	—	—	—	11.23	(.27)	11		.52	[6]	.52	[6]	(.41)[6]
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	— [12]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	— [12]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	— [12]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
6/30/13[4,5]	11.34	(.02)	— [12]	(.02)	—	—	—	11.32	(.18)	—	[7]	.37	[6]	.37	[6]	(.32)[6]
12/31/12[4,8]	11.34	— [12]	— [12]	— [12]	—	—	—	11.34	.00	—	[7]	.02	[9]	.02	[9]	(.01)[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ment/ waiver	Ratio of expenses to average net assets after reimburse- ment/ waiver[2]	Net effective expense ratio[3]	Ratio of net income to average net assets[2]

Managed Risk Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.04	$.04	$.08	$—	$—	$—	$10.08	.80%	$101	.23%	.04%	.38%	.36%
Class P2
6/30/2013[4,5,13]	10.00	.04	.04	.08	—	—	—	10.08	.80	5,708	.24	.04	.38	.38

Managed Risk International Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.23)	$(.20)	$—	$—	$—	$9.80	(2.00)%	$98	.23%	.04%	.55%	.33%
Class P2
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	5,624	.24	.04	.55	.34

Managed Risk Blue Chip Income and Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.02)	$.01	$—	$—	$—	$10.01	.10%	$100	.22%	.04%	.44%	.34%
Class P2
6/30/2013[4,5,13]	10.00	.04	(.03)	.01	—	—	—	10.01	.10	6,375	.23	.05	.44	.35

Managed Risk Growth-Income Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$.02	$.05	$—	$—	$—	$10.05	.50%	$101	.23%	.04%	.32%	.28%
Class P2
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	5,800	.24	.04	.32	.29

Managed Risk Asset Allocation Fund
Class P1
6/30/2013[4,5]	$9.99	$.03	$.86	$.89	$(.02)	$—	$(.02)	$10.86	8.86%	$36,349	.59%[6]	.44%[6]	.74%[6]	.60%[6]
12/31/2012[4,14]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10	.15	.07	.37	1.72
Class P2
6/30/2013[4,5]	9.99	.03	.84	.87	—	—	—	10.86	8.72	229,919	.85 [6]	.71 [6]	1.01 [6]	.59 [6]
12/31/2012[4,14]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24	.24	.11	.41	2.38

American Funds Insurance Series

	Six months ended June 30, 2013[4,5]		Year ended December 31
Portfolio turnover rate for all share classes			2012		2011		2010	2009	2008
Global Growth Fund	30%		22%		28%		28%	43%	38%
Global Small Capitalization Fund	25		40		44		47	55	47
Growth Fund	11		21		19		28	37	26
International Fund	13		29		24		25	46	52
New World Fund	29		32		22		18	25	32
Blue Chip Income and Growth Fund	13		36		27		22	22	24
Global Growth and Income Fund	17		30		25		30	47	36
Growth-Income Fund	10		25		22		22	24	31
International Growth and Income Fund	16		31		48		31	21	—	[10]
Asset Allocation Fund	40		61		43		46	41	36
Global Balanced Fund	43		80		34	[11]
Bond Fund	181		253		163		187	125	63
Global Bond Fund	114		160		101		106	86	118
High-Income Bond Fund	28		48		51		54	47	29
Mortgage Fund	345		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	322		447		234		208	100	108
Cash Management Fund	—		—		—		—	—	—
Managed Risk Growth Fund	—	[13,15]
Managed Risk International Fund	2	[13]
Managed Risk Blue Chip Income and Growth Fund	—	[13,15]
Managed Risk Growth-Income Fund	—	[13,15]
Managed Risk Asset Allocation Fund	7		—	[14,15]

[1]	Based on average shares outstanding.
[2]

This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses on the managed risk funds only.

[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense example for further information regarding fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	From December 14, 2012, commencement of operations.
[9]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	From November 18, 2008, commencement of operations.
[11]	From May 2, 2011, commencement of operations.
[12]	Amount less than $.01.
[13]	From May 1, 2013, commencement of operations.
[14]	From September 28, 2012, commencement of operations.
[15]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013), or for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund for the period from May 1, 2013, commencement of operations, through June 30, 2013.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,075.92	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,074.68	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,075.49	3.19	.62
Class 4 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,090.81	$3.84	.74%
Class 1 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 — actual return	1,000.00	1,089.72	5.13	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 — actual return	1,000.00	1,088.83	6.47	1.25
Class 4 — assumed 5% return	1,000.00	1,018.60	6.26	1.25

Growth Fund
Class 1 — actual return	$1,000.00	$1,103.18	$1.83	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,101.77	3.13	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,102.20	2.76	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,101.93	4.43	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,034.16	$2.72	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,033.29	3.98	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,033.24	3.63	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,033.61	5.24	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$977.34	$3.82	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	976.28	5.05	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 4 — actual return	1,000.00	976.02	6.32	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,145.97	$2.23	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,144.65	3.56	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,145.97	1.97	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,074.89	$3.19	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	1,072.68	4.47	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 — actual return	1,000.00	1,074.98	3.29	.64
Class 4 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,118.75	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,117.48	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,117.77	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,117.44	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,039.75	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,038.54	4.80	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,039.09	3.59	.71
Class 4 — assumed 5% return	1,000.00	1,021.27	3.56	.71

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,103.97	$1.62	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,102.03	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,103.01	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 4 — actual return	1,000.00	1,103.42	1.77	.34
Class 4 — assumed 5% return	1,000.00	1,023.11	1.71	.34

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,028.05	$3.52	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,026.13	4.77	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,028.07	3.62	.72
Class 4 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Bond Fund
Class 1 — actual return	$1,000.00	$975.16	$1.91	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	973.55	3.13	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	973.37	4.35	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$950.49	$2.71	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	949.47	3.92	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	950.45	2.18	.45
Class 4 — assumed 5% return	1,000.00	1,022.56	2.26	.45

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,013.85	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,012.66	3.64	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,013.47	3.29	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,012.94	2.05	.41
Class 4 — assumed 5% return	1,000.00	1,022.76	2.06	.41

Mortgage Fund
Class 1 — actual return	$1,000.00	$984.70	$2.17	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	982.58	3.39	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	984.70	1.87	.38
Class 4 — assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$976.15	$1.71	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	975.46	2.94	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	975.78	2.60	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	976.15	1.81	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.21	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.34	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

American Funds Insurance Series

	Beginning account value	Ending account value 6/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,008.00	$.38	.23%[6]		$.94	.57%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.86	.57	[6]
Class P2 — actual return[5]	1,000.00	1,008.00	.41	.25	[6]	.97	.59	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.96	.59	[6]

Managed Risk International Fund
Class P1 — actual return[5]	$1,000.00	$980.00	$.37	.23%[6]		$1.20	.74%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.71	.74	[6]
Class P2 — actual return[5]	1,000.00	980.00	.41	.25	[6]	1.24	.76	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	3.81	.76	[6]

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,001.00	$.38	.23%[6]		$1.04	.63%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.16	.63	[6]
Class P2 — actual return[5]	1,000.00	1,001.00	.44	.27	[6]	1.10	.67	[6]
Class P2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	[6]	3.36	.67	[6]

Managed Risk Growth-Income Fund
Class P1 — actual return[5]	$1,000.00	$1,005.00	$.38	.23%[6]		$.84	.51%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.56	.51	[6]
Class P2 — actual return[5]	1,000.00	1,005.00	.41	.25	[6]	.87	.53	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.66	.53	[6]

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,088.56	$2.28	.44%		$3.83	.74%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44		3.71	.74
Class P2 — actual return	1,000.00	1,087.18	3.67	.71		5.23	1.01
Class P2 — assumed 5% return	1,000.00	1,021.27	3.56	.71		5.06	1.01

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

[5]

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2013. The “assumed 5% return” line is based on 181 days.

[6]	Expense ratios are estimated based on current period expenses.

American Funds Insurance Series

Offices of the series and

of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Investment sub-adviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]    Portfolio manager experience as of May 2013.

[2]    Based on Class 2 share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes and averages are: Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

[3]    Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Mortgage Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of the other expenses. The waivers and reimbursements will be in effect through at least May 1, 2014, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

*	Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

Fellow investors:

An improving housing market and greater confidence in moderate economic growth lifted U.S. stocks to record highs in the first half of 2013. A selloff late in the period cut into the gains — after the Federal Reserve hinted it might begin phasing out its stimulus program — but markets soon recovered. Standard & Poor’s 500 Composite Index rose 13.8% over the six months through June 30.

Stocks in Japan did even better, rising 16.5% as investors embraced new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. Elsewhere, the picture was different. Many European markets faltered amid concerns about the euro zone’s protracted recession. Most emerging market economies were weak, particularly commodity-producing countries like Brazil and South Africa.

Global stocks in aggregate, as measured by the MSCI ACWI (All Country World Index), rose 6.1% for the six months through June 30. Apart from the U.S. and Japan, only Switzerland had a double-digit gain (+10.9%). More than half the countries in the index had losses, with developed countries holding up better than their developing counterparts. Peru declined the most (–29.3%), followed by the Czech Republic (–21.3%) and Egypt (–19.5%). The weakest developed markets were Italy (–9.0%), Austria (–7.6%), Canada (–6.7%) and Spain (–6.2%). Country returns are based on MSCI indexes. Returns for all MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

While U.S. stocks enjoyed record highs during the first half of 2013, bond markets had a much tougher time. The feared reduction in Fed stimulus sparked the biggest quarterly selloff in Treasuries since 2010. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, lost 2.4% for the six-month period, while the Barclays Global Aggregate Index declined 4.8%. After rising 18.5% in 2012, the J.P. Morgan Emerging Markets Bond Index Global slumped to an 8.2% loss. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 1.4%. The yield on the 10-year U.S. Treasury was 2.52% at June 30, up from 1.78% on December 31, 2012.

The U.S. dollar gained against almost all currencies, particularly the Japanese yen (–13.0%), which continues to weaken because of the government’s monetary easing policy, the South African rand (–14.5%) and the Australian dollar (–11.8%). The euro declined 1.4%, the British pound lost 6.7% and the Canadian dollar fell 5.6%. A few currencies gained against the dollar, led by the Israeli shekel (+2.5%), Chinese renminbi (+1.5%) and Kenyan shilling (+0.3%).

Letter to investors

Fund reviews

Investment portfolios

Managed Risk Asset

Allocation FundSM

Financial statements

American Funds Insurance Series

Results for the equity funds in American Funds Insurance Series were mostly positive. Not surprisingly, U.S.-focused funds had the best returns. The global bond market weakness was reflected in the series’ bond fund results — all recorded losses except High-Income Bond Fund, which often has results more in line with an equity fund.

Looking ahead

The U.S. economy continues to improve, as evidenced by the resurgent housing market and growing auto sales. While unemployment remains high by historical standards, it declined slightly during the six-month period. We believe that company valuations are moderate and, if these conditions persist, that U.S. equity investors are likely to see returns in line with long-term averages. Of course, there are still unresolved issues in other areas, including the ongoing European debt crisis, geopolitical tensions in the Middle East and Northeast Asia, and slowing growth in China. These problems could have an impact on U.S. and global equity markets if they rise in importance, but they appear to be receding at this point. For bond investors, the outlook is somewhat murkier. Long-term interest rates have risen recently and are expected to rise further in the coming months, which could affect bond fund returns.

This uncertainty serves as a reminder to investors of the importance of staying focused on financial goals and not being distracted by negative news. Our portfolio managers and investment analysts consider the long-term fundamental prospects for a company before making investment decisions, and we think it is important that investors also take a long-term view. When our time horizon is aligned with yours, it makes for the best possible partnership.

However, we recognize that some investors may have short-term financial needs that make extra protection against volatility valuable and worthy of discussion with a financial advisor. Such investors may include those who are about to retire or are in retirement and have certain withdrawal requirements. For these investors, and those who are concerned about volatility, we have added four new managed risk funds to American Funds Insurance Series: Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. These funds join Managed Risk Asset Allocation Fund (formerly known as Protected Asset Allocation Fund), which launched in September 2012.

Each fund invests primarily in shares of the underlying fund of the same name. Managed Risk Growth Fund, for example, invests primarily in shares of American Funds Insurance Series Growth Fund. The managed risk funds then seek to provide lower volatility than the underlying fund through the use of an additional risk management strategy that adjusts the managed risk funds’ effective exposure to stocks during periods of market volatility.

Results for the new funds and a summary of their first two months in operation, as well as portfolio holdings, appear in this report.

We thank all investors for their support and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 8, 2013

American Funds Insurance Series

Managed Risk Asset Allocation Fund

(formerly Protected Asset Allocation Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund — with exposure to a mix of stocks and bonds — gained 8.72% for the six months ended June 30, 2013. The S&P 500 rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/Barclays Index gained 7.09%.1

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

After a few months of relative calm, the markets became more volatile in May and June when the Federal Reserve hinted that it might cut back on its stimulus program. As fears intensified, the fund’s portfolio managers applied hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since September 28, 2012)	10.20%		10.03%
Gross expense ratio	0.88	[2]	1.13	[2]
Net expense ratio	0.78	[2]	1.03	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]

The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets

Asset allocation fund — 92.73%

American Funds Insurance Series – Asset Allocation Fund, Class 1	12,180,881	$246,906	92.73%

Total asset allocation fund (cost $241,685,000)		246,906	92.73

Short-term securities — 5.77%

Government Cash Management Fund; see footnote 5	15,369,164	15,369	5.77

Total short-term securities (cost $15,369,000)		15,369	5.77

Total investment securities (cost $257,054,000)		262,275	98.50
Other assets less liabilities		3,993	1.50

Net assets		$266,268	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $4,616,000 over the prior six-month period.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation (000)*
S&P 500 E-mini Index contracts	268	September 2013	$21,037	$(394)
Russell 2000 Mini Index contracts	12	September 2013	1,137	(32)
Euro Stoxx 50 Index contracts	31	September 2013	1,032	(24)
Mini MSCI Emerging Market Index contracts	23	September 2013	997	(77)
Euro currency contracts	6	September 2013	983	6
Nikkei 225 (OSE) Index contracts	7	September 2013	937	(42)
Japanese yen currency contracts	7	September 2013	898	15
S&P Mid 400 E-mini Index contracts	6	September 2013	673	(22)

			$27,694	$(570)

*	Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,583,184	$3,557,409	$21,665,778	$8,406,057	$2,450,884
Affiliated issuers	—	79,455	233,586	—	—
Cash denominated in currencies other than U.S. dollars	997	1,998	38	1,607	251
Cash	161	50	104	117	33
Unrealized appreciation on open forward currency contracts	2,377	1,247	—	10,457	595
Receivables for:
Sales of investments	3,103	19,854	41,945	48,714	—	*
Sales of fund’s shares	1,029	1,882	2,265	4,939	3,246
Closed forward currency contracts	—	—	—	—	137
Dividends and interest	14,338	5,334	22,987	32,530	11,126
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Other	—	—	—	906	—

	5,605,189	3,667,229	21,966,703	8,505,327	2,466,272

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	31	9
Payables for:
Purchases of investments	4,845	30,079	65,834	4,801	1,157
Repurchases of fund’s shares	12,702	2,421	47,930	5,806	2,484
Closed forward currency contracts	—	—	—	—	9
Investment advisory services	2,429	2,138	5,989	3,521	1,498
Distribution services	823	557	3,188	1,116	262
Insurance administrative services	—	—	—	—	—
Administrative services	46	30	183	71	21
Trustees’ deferred compensation	35	21	391	177	12
Non-U.S. taxes	—	—	—	139	1,867
Variation margin on futures contracts	—	—	—	—	—
Other	48	50	54	138	68

	20,928	35,296	123,569	15,800	7,387

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

Investment securities, at cost:
Unaffiliated issuers	$4,306,064	$2,848,721	$13,908,501	$6,735,862	$2,149,673

Affiliated issuers	—	$121,699	$184,354	—	—

Cash denominated in currencies other than U.S. dollars, at cost	$998	$1,995	$38	$1,607	$251

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,182,376	$3,127,079	$14,265,881	$7,644,770	$2,008,768
Undistributed (distributions in excess of) net investment income	23,461	(58,366)	91,762	43,951	5,140
Undistributed (accumulated) net realized gain (loss)	99,047	(104,478)	(320,850)	(879,191)	145,208
Net unrealized appreciation (depreciation)	1,279,377	667,698	7,806,341	1,679,997	299,769

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$5,811,263	$1,964,305	$22,588,181	$852,197	$14,238,793	$169,018		$9,322,353	$2,731,631	$1,758,006
—	11,682	—	—	—	—		—	—	—
—	56	70	121	—	13		—	—	—
325	230	136	66	1,266	69		26	344	1,850
—	—	—	—	—	47		1,265	2,497	36

46,645	15,137	57,802	3,034	234,701	2,656		869,063	203,970	9,179
2,338	74	5,822	355	65,660	151		7,824	1,469	681
—	—	—	—	—	18		67	304	—
11,552	7,962	38,207	4,038	37,960	946		56,576	28,124	30,802
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—

5,872,123	1,999,446	22,690,218	859,811	14,578,380	172,918		10,257,174	2,968,339	1,800,554

—	—	—	—	—	25		244	1,297	—

10,111	12,582	15,530	213	612,718	6,783		1,630,120	318,645	13,276
5,602	4,676	39,318	129	9,762	21		9,698	6,998	1,159
—	—	—	—	—	1		280	40	71
1,964	985	5,121	465	3,268	90		2,635	1,164	690
735	373	2,890	48	1,130	27		975	324	221
—	—	—	—	—	—		—	—	—
49	17	189	7	114	1		72	22	15
25	9	446	1	124	—	*	49	8	44
—	—	—	49	—	—		—	—	—
—	—	—	—	—	—		—	—	—
1	18	20	15	72	2		22	34	278

18,487	18,660	63,514	927	627,188	6,950		1,644,095	328,532	15,754

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

$4,480,920	$1,625,455	$16,055,312	$814,135	$11,430,342	$156,066		$9,257,732	$2,754,752	$1,754,533

—	$21,133	—	—	—	—		—	—	—

—	$56	$70	$121	—	$13		—	—	—

$4,805,407	$2,009,070	$16,348,687	$808,922	$10,463,512	$152,736		$8,470,694	$2,656,802	$1,825,932
61,705	24,109	161,865	12,426	108,759	1,504		75,710	29,143	58,794
(343,819)	(381,650)	(416,645)	(454)	570,492	(1,235)		1,048	(23,886)	(103,427)
1,330,343	329,257	6,532,797	37,990	2,808,429	12,963		65,627	(22,252)	3,501

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$278,689	$4,394,951	$537,239		$5,672		$5,396
Affiliated issuers	—	—	—		—		—
Cash denominated in currencies other than U.S. dollars	—	—	—		—		—
Cash	93	102	72		—		—
Unrealized appreciation on open forward currency contracts	—	—	—		—		—
Receivables for:
Sales of investments	41,513	869,910	—		—		93
Sales of fund’s shares	582	717	251		59		30
Closed forward currency contracts	—	—	—		—		—
Dividends and interest	488	16,131	—		—	*	—	*
Deposits at brokers for futures contracts	—	—	—		92		207
Variation margin on futures contracts	—	—	—		8		16
Other	—	—	—		—		—

	321,365	5,281,811	537,562		5,831		5,742

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—		—		—
Payables for:
Purchases of investments	108,213	1,671,453	—		21		—
Repurchases of fund’s shares	182	1,948	2,941		—		—	*
Closed forward currency contracts	—	—	—		—		—
Investment advisory services	72	988	140		1		1
Distribution services	10	393	96		—	*	—	*
Insurance administrative services	—	—	—		—	*	—	*
Administrative services	2	30	4		—		—
Trustees’ deferred compensation	— *	44	18		—		—
Non-U.S. taxes	—	—	—		—		—
Variation margin on futures contracts	—	—	—		—	*	19
Other	— *	1	—	*	—	*	—	*

	108,479	1,674,857	3,199		22		20

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

Investment securities, at cost:
Unaffiliated issuers	$279,530	$4,414,837	$537,236		$5,640		$5,575

Affiliated issuers	—	—	—		—		—

Cash denominated in currencies other than U.S. dollars, at cost	—	—	—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$215,016	$3,625,550	$535,499		$5,780		$5,837
(Distributions in excess of) undistributed net investment income	(328)	5,060	(1,140)		20		18
(Accumulated) undistributed net realized (loss) gain	(961)	(3,770)	1		(36)		23
Net unrealized (depreciation) appreciation	(841)	(19,886)	3		45		(156)

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$6,315		$5,739		$262,275
—		—		—
—		—		—
—		—		—
—		—		—

—		—		—
72		90		8,908
—		—		—
—	*	—	*	—	*
111		83		1,261
12		8		120
—		—		—

6,510		5,920		272,564

—		—		—

34		18		5,899
—	*	—	*	156
—		—		—
1		1		39
—	*	—	*	42
—	*	—	*	115
—		—		—
—		—		—	*
—		—		—
—		—		40
—	*	—	*	5

35		19		6,296

$6,475		$5,901		$266,268

$6,325		$5,720		$257,054

—		—		—

—		—		—

$6,491		$5,885		$260,353
20		16		323
(28)		(33)		943
(8)		33		4,649

$6,475		$5,901		$266,268

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,634,023		$985,179		$6,527,108		$3,149,260	$1,210,323
Shares outstanding	64,628		45,211		97,570		172,898	54,443
Net asset value per share	$25.28		$21.79		$66.90		$18.21	$22.23
Class 2:
Net assets	$3,950,237		$2,646,357		$15,120,752		$5,298,115	$1,247,601
Shares outstanding	157,301		123,362		227,927		292,080	56,608
Net asset value per share	$25.11		$21.45		$66.34		$18.14	$22.04
Class 3:
Net assets	—		—		$194,100		$41,666	—
Shares outstanding	—		—		2,900		2,286	—
Net asset value per share	—		—		$66.93		$18.22	—
Class 4:
Net assets	$1		$397		$1,174		$486	$961
Shares outstanding	—	*	18		18		27	43
Net asset value per share	$25.27		$21.75		$66.82		$18.20	$22.19

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$163,754		$1,713,871		$61,346
Shares outstanding	15,914		141,750		5,416
Net asset value per share	$10.29		$12.09		$11.33
Class 2:
Net assets	$49,131		$1,876,174		$462,395
Shares outstanding	4,787		156,789		41,489
Net asset value per share	$10.26		$11.97		$11.15
Class 3:
Net assets	—		$16,908		$10,621
Shares outstanding	—		1,397		946
Net asset value per share	—		$12.10		$11.23
Class 4:
Net assets	$1		$1		$1
Shares outstanding	—	*	—	*	—	*
Net asset value per share	$10.29		$12.09		$11.32
Class P1:
Net assets							$101	$98
Shares outstanding							10	10
Net asset value per share							$10.08	$9.80
Class P2:
Net assets							$5,708	$5,624
Shares outstanding							566	574
Net asset value per share							$10.08	$9.80

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$2,338,941		$192,840		$8,747,833	$629,577		$8,478,353		$32,761		$3,920,065	$1,101,076		$722,571
203,938		17,100		203,909	39,622		418,194		3,082		361,609	95,181		64,761
$11.47		$11.28		$42.90	$15.89		$20.27		$10.63		$10.84	$11.57		$11.16

$3,514,694		$1,787,945		$13,704,075	$229,306		$5,432,533		$133,206		$4,692,352	$1,538,730		$1,044,283
309,089		159,007		321,677	14,485		270,076		12,563		438,083	133,738		94,804
$11.37		$11.24		$42.60	$15.83		$20.11		$10.60		$10.71	$11.51		$11.02

—		—		$174,056	—		$40,305		—		—	—		$17,945
—		—		4,055	—		1,988		—		—	—		1,606
—		—		$42.92	—		$20.28		—		—	—		$11.18

$1		$1		$740	$1		$1		$1		$662	$1		$1
—	*	—	*	17	—	*	—	*	—	*	61	—	*	—	*
$11.47		$11.27		$42.84	$15.88		$20.26		$10.62		$10.82	$11.56		$11.15

Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$100		$101		$36,349
10		10		3,346
$10.01		$10.05		$10.86

$6,375		$5,800		$229,919
637		577		21,167
$10.01		$10.05		$10.86

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$59,156	$20,358	$151,391	$131,521	$26,570
Interest	212	256	781	518	7,027

	59,368	20,614	152,172	132,039	33,597

Fees and expenses[3]:
Investment advisory services	14,188	13,181	36,351	22,138	9,227
Distribution services	4,810	3,393	19,277	6,896	1,677
Insurance administrative services	—	— [4]	— [4]	— [4]	— [4]
Transfer agent services	— [4]	— [4]	1	— [4]	— [4]
Administrative services	270	188	1,109	448	127
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	114	80	528	211	52
Registration statement and prospectus	27	18	174	43	12
Trustees’ compensation	35	24	178	74	16
Auditing and legal	15	13	12	17	15
Custodian	339	442	446	1,162	478
State and local taxes	27	23	78	41	16
Other	8	6	29	13	4

Total fees and expenses before reimbursement/waiver	19,833	17,368	58,183	31,043	11,624
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	19,833	17,368	58,183	31,043	11,624

Net investment income	39,535	3,246	93,989	100,996	21,973

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	451,919	336,040	1,462,619	447,204	146,026
Forward currency contracts	(1,965)	(627)	—	(17,235)	768
Futures contracts	—	—	—	—	—
Currency transactions	3,189	(425)	(1,471)	(3,652)	(1,434)

	453,143	334,988	1,461,148	426,317	145,360

Net unrealized (depreciation) appreciation on:
Investments	(59,426)	(12,757)	632,954	(231,982)	(226,585)
Forward currency contracts	2,377	1,236	—	13,560	691
Futures contracts	—	—	—	—	—
Currency translations	(103)	(1)	(166)	(300)	(157)

	(57,152)	(11,522)	632,788	(218,722)	(226,051)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	395,991	323,466	2,093,936	207,595	(80,691)

Net increase (decrease) in net assets resulting from operations	$435,526	$326,712	$2,187,925	$308,591	$(58,718)

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund

$77,881		$44,499	$211,945	$17,398	$91,302	$1,855	$47	$—	$203
232		1,829	4,007	741	46,299	616	100,567	36,808	69,149

78,113		46,328	215,952	18,139	137,601	2,471	100,614	36,808	69,352

11,366		6,082	31,085	2,557	19,151	524	15,897	7,017	4,480
4,430		2,326	17,486	297	6,791	158	6,077	2,012	1,396
—		—	— [4]	—	—	—	— [4]	—	—
—	[4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
281		103	1,148	39	667	8	430	133	97
—		—	—	—	—	—	—	—	—
36		10	572	2	623	1	177	17	43
9		4	180	23	98	5	43	46	20
30		13	193	2	89	1	59	17	17
3		5	15	3	6	1	5	1	1
27		131	142	99	132	13	27	224	7
18		11	66	2	36	1	31	12	9
6		3	30	1	17	3	15	9	6

16,206		8,688	50,918	3,025	27,610	715	22,761	9,488	6,076

—		—	—	—	15	—	—	—	—
—		—	—	—	—	—	—	—	—

—		—	—	—	15	—	—	—	—
16,206		8,688	50,918	3,025	27,595	715	22,761	9,488	6,076

61,907		37,640	165,034	15,114	110,006	1,756	77,853	27,320	63,276

164,802		155,240	1,352,325	11,728	585,602	634	2,983	10,740	36,888
—		—	—	—	—	(316)	1,439	(33,364)	(100)
—		—	—	—	—	—	—	—	—
—		209	(210)	(221)	(88)	(56)	(184)	(715)	(83)

164,802		155,449	1,352,115	11,507	585,514	262	4,238	(23,339)	36,705

508,968		(44,731)	1,081,605	(3,637)	595,197	1,841	(308,741)	(147,585)	(69,805)
—		—	—	—	—	105	1,011	6,524	134
—		—	—	—	—	—	—	—	—
(1)		(144)	(84)	(21)	(26)	(15)	(35)	(707)	(14)

508,967		(44,875)	1,081,521	(3,658)	595,171	1,931	(307,765)	(141,768)	(69,685)

673,769		110,574	2,433,636	7,849	1,180,685	2,193	(303,527)	(165,107)	(32,980)

$735,676		$148,214	$2,598,670	$22,963	$1,290,691	$3,949	$(225,674)	$(137,787)	$30,296

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$22		$20
Interest	142	14,098	263	—		—

	142	14,098	263	22		20

Fees and expenses[3]:
Investment advisory services	370	6,087	797	2		2
Distribution services	62	2,432	543	—	[4]	— [4]
Insurance administrative services	—	—	—	—	[4]	— [4]
Transfer agent services	— [4]	— [4]	— [4]	—		—
Administrative services	9	185	25	—		—
Accounting and administrative services	—	—	—	9		9
Reports to shareholders	1	74	10	—		—
Registration statement and prospectus	9	32	3	—		—
Trustees’ compensation	1	28	5	—		—
Auditing and legal	— [4]	2	— [4]	—		—
Custodian	— [4]	5	1	2		2
State and local taxes	— [4]	12	2	—		—
Other	— [4]	5	1	—		—

Total fees and expenses before reimbursement/waiver	452	8,862	1,387	13		13
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	1		1
Other	—	—	—	10		10

Total reimbursement/waiver of fees and expenses	—	—	—	11		11
Total fees and expenses after reimbursement/waiver	452	8,862	1,387	2		2

Net investment (loss) income	(310)	5,236	(1,124)	20		18

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(939)	(2,931)	1	—		(4)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	(36)		26
Currency transactions	—	—	—	—	[4]	1

	(939)	(2,931)	1	(36)		23

Net unrealized (depreciation) appreciation on:
Investments	(2,076)	(93,167)	(21)	32		(181)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	13		25
Currency translations	—	—	—	—	[4]	— [4]

	(2,076)	(93,167)	(21)	45		(156)

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	(3,015)	(96,098)	(20)	9		(133)

Net (decrease) increase in net assets resulting from operations	$(3,325)	$(90,862)	$(1,144)	$29		$(115)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through June 30, 2013.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Managed Risk Blue Chip Income and Growth Fund[5]	Managed Risk Growth- Income Fund [5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$22	$18		$812
—	—		—

22	18		812

2	2		161
— [4]	—	[4]	129
— [4]	—	[4]	152
—	—		— [4]
—	—		—
9	9		29
—	—		5
—	—		14
—	—		— [4]
—	—		—
2	2		6
—	—		—
—	—		23

13	13		519

1	1		32
10	10		58

11	11		90
2	2		429

20	16		383

— [4]	—	[4]	1,005
—	—		—
(28)	(33)		(21)
— [4]	—	[4]	1

(28)	(33)		985

(10)	19		5,211
—	—		—
2	14		(570)
— [4]	—	[4]	(2)

(8)	33		4,639

(36)	—	[4]	5,624

$(16)	$16		$6,007

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income	$39,535	$60,991	$3,246	$9,389	$93,989	$219,601
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	453,143	337,051	334,988	(62,597)	1,461,148	1,768,617
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(57,152)	638,745	(11,522)	637,610	632,788	1,983,865

Net increase (decrease) in net assets resulting from operations	435,526	1,036,787	326,712	584,402	2,187,925	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)

Net capital share transactions	(21,421)	(611,848)	(283,098)	(158,152)	(2,470,365)	(5,872,611)

Total increase (decrease) in net assets	395,199	376,665	10,277	376,968	(372,496)	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993

End of period	$5,584,261	$5,189,062	$3,631,933	$3,621,656	$21,843,134	$22,215,630

Undistributed (distributions in excess of) net investment income	$23,461	$2,832	$(58,366)	$(28,275)	$91,762	$87,829

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income (loss)	$165,034	$391,678	$15,114	$7,402	$110,006	$239,938
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	1,352,115	1,608,151	11,507	(373)	585,514	656,984
Net unrealized appreciation (depreciation) on investments, forward currency contracts, futures contracts and currency translations	1,081,521	1,854,608	(3,658)	35,077	595,171	895,540

Net increase (decrease) in net assets resulting from operations	2,598,670	3,854,437	22,963	42,106	1,290,691	1,792,462

Dividends and distributions paid to shareholders:
Dividends from net investment income	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)

Net capital share transactions	(3,249,847)	(3,009,039)	408,424	161,657	249,333	(201,839)

Total (decrease) increase in net assets	(725,827)	449,508	430,954	194,352	1,489,553	1,341,001
Net assets:
Beginning of period	23,352,531	22,903,023	427,930	233,578	12,461,639	11,120,638

End of period	$22,626,704	$23,352,531	$858,884	$427,930	$13,951,192	$12,461,639

Undistributed (distributions in excess of) net investment income	$161,865	$71,481	$12,426	$(2,255)	$108,759	$49,224

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$100,996	$149,039	$21,973	$32,854	$61,907	$104,754	$37,640	$47,025
426,317	(91,519)	145,360	71,498	164,802	184,482	155,449	43,123
(218,722)	1,429,972	(226,051)	284,578	508,967	312,798	(44,875)	237,050

308,591	1,487,492	(58,718)	388,930	735,676	602,034	148,214	327,198

(33,136)	(139,135)	(8,145)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
—	—	(11,688)	—	—	—	—	—

(33,136)	(139,135)	(19,833)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)

(913,311)	(787,982)	19,456	(19,977)	401,794	(97,654)	(172,450)	(260,359)

(637,856)	560,375	(59,095)	341,984	1,114,361	407,206	(36,189)	16,984

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991

$8,489,527	$9,127,383	$2,458,885	$2,517,980	$5,853,636	$4,739,275	$1,980,786	$2,016,975

$43,951	$(23,909)	$5,140	$(8,688)	$61,705	$22,907	$24,109	$(1,578)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$1,756	$2,361	$77,853	$188,838	$27,320	$51,954	$63,276	$140,823	$(310)	$1
262	(1,432)	4,238	231,222	(23,339)	23,525	36,705	1,805	(939)	2,018
1,931	13,693	(307,765)	62,276	(141,768)	68,532	(69,685)	111,169	(2,076)	581

3,949	14,622	(225,674)	482,336	(137,787)	144,011	30,296	253,797	(3,325)	2,600

—	(2,397)	(35,523)	(231,875)	—	(55,524)	(24,423)	(143,258)	(51)	(703)
—	—	(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)

—	(2,397)	(132,867)	(231,875)	(32,698)	(76,940)	(24,423)	(143,258)	(396)	(1,953)

10,880	39,124	10,785	(627,799)	187,676	297,923	(270,790)	67,425	80,514	58,891

14,829	51,349	(347,756)	(377,338)	17,191	364,994	(264,917)	177,964	76,793	59,538

151,139	99,790	8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555

$165,968	$151,139	$8,613,079	$8,960,835	$2,639,807	$2,622,616	$1,784,800	$2,049,717	$212,886	$136,093

$1,504	$(252)	$75,710	$33,380	$29,143	$1,823	$58,794	$19,941	$(328)	$33

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Period ended June 30, 2013[1,2]
Operations:
Net investment income (loss)	$5,236	$23,825	$(1,124)	$(2,432)	$20
Net realized (loss) gain on investments, forward currency contracts, futures contracts and currency transactions	(2,931)	115,324	1	— [4]	(36)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(93,167)	(60,103)	(21)	17	45

Net (decrease) increase in net assets resulting from operations	(90,862)	79,046	(1,144)	(2,415)	29

Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,101)	(43,222)	—	—	—
Distributions from net realized gain on investments	(98,424)	(110,100)	—	—	—

Total dividends and distributions paid to shareholders	(104,525)	(153,322)	—	—	—

Net capital share transactions	(21,922)	87,854	(599)	(78,336)	5,780

Total (decrease) increase in net assets	(217,309)	13,578	(1,743)	(80,751)	5,809
Net assets:
Beginning of period	3,824,263	3,810,685	536,106	616,857	—

End of period	$3,606,954	$3,824,263	$534,363	$536,106	$5,809

Undistributed (distributions in excess of) net investment income	$5,060	$5,925	$(1,140)	$(16)	$20

[1]	Unaudited.
[2]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Six months ended June 30, 2013[1]	Period ended December 31, 2012[3]

$18	$20	$16	$383	$320
23	(28)	(33)	985	(42)
(156)	(8)	33	4,639	10

(115)	(16)	16	6,007	288

—	—	—	(63)	(317)
—	—	—	—	—

—	—	—	(63)	(317)

5,837	6,491	5,885	226,052	34,301

5,722	6,475	5,901	231,996	34,272

—	—	—	34,272	—

$5,722	$6,475	$5,901	$266,268	$34,272

$18	$20	$16	$323	$3

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series offers either two, three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Insurance Series

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2013 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,314,913	$—	$1,335	$1,316,248
Health care	877,055	—	—	877,055
Financials	731,687	—	—	731,687
Information technology	716,379	—	—	716,379
Industrials	436,366	—	—	436,366
Consumer staples	426,225	—	—	426,225
Materials	269,459	—	—	269,459
Energy	219,556	—	—	219,556
Telecommunication services	170,966	—	—	170,966
Utilities	46,612	—	—	46,612
Miscellaneous	101,940	—	—	101,940
Bonds, notes & other debt instruments	—	33,584	—	33,584
Short-term securities	—	237,107	—	237,107

Total	$5,311,158	$270,691	$1,335	$5,583,184

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,377	—	$2,377

*	Securities with a market value of $2,369,514,000, which represented 42.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$767,479	$—	$69	$767,548
Industrials	494,280	—	—	494,280
Health care	431,968	—	7,974	439,942
Information technology	397,930	—	1,169	399,099
Financials	305,468	—	1,048	306,516
Energy	229,913	3,670	—	233,583
Materials	187,597	—	2,062	189,659
Consumer staples	182,914	—	—	182,914
Utilities	153,357	—	—	153,357
Telecommunication services	23,939	—	—	23,939
Miscellaneous	181,507	—	—	181,507
Preferred securities	—	5,668	—	5,668
Rights & warrants	—	160	—	160
Convertible securities	—	—	5,970	5,970
Bonds, notes & other debt instruments	—	10,672	—	10,672
Short-term securities	—	242,050	—	242,050

Total	$3,356,352	$262,220	$18,292	$3,636,864

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,247	—	$1,247

*	Securities with a market value of $1,353,146,000, which represented 37.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,084,251	$—	$—	$4,084,251
Financials	4,002,304	—	27,771	4,030,075
Health care	3,089,732	16,347	—	3,106,079
Information technology	2,794,078	—	—	2,794,078
Energy	2,295,428	—	37,353	2,332,781
Industrials	1,848,154	—	—	1,848,154
Consumer staples	1,066,633	—	—	1,066,633
Materials	806,216	—	—	806,216
Telecommunication services	271,205	—	—	271,205
Utilities	20,844	3,166	—	24,010
Miscellaneous	123,982	—	—	123,982
Rights & warrants	20,933	—	—	20,933
Short-term securities	—	1,390,967	—	1,390,967

Total	$20,423,760	$1,410,480	$65,124	$21,899,364

*	Securities with a market value of $2,191,541,000, which represented 10.03% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,325,545	$—	$—	$1,325,545
Health care	1,275,863	—	—	1,275,863
Consumer discretionary	1,254,286	—	6,802	1,261,088
Industrials	976,209	—	—	976,209
Information technology	938,777	—	—	938,777
Consumer staples	665,115	—	—	665,115
Telecommunication services	591,059	—	—	591,059
Materials	348,793	3,717	—	352,510
Energy	233,930	—	—	233,930
Utilities	217,563	—	—	217,563
Miscellaneous	322,194	—	—	322,194
Bonds, notes & other debt instruments	—	100,786	—	100,786
Short-term securities	—	145,418	—	145,418

Total	$8,149,334	$249,921	$6,802	$8,406,057

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$10,457	—	$10,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(31)	—	(31)

Total	—	$10,426	—	$10,426

*	Securities with a market value of $7,174,467,000, which represented 84.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$355,330	$—	$—	$355,330
Consumer staples	302,677	—	—	302,677
Information technology	267,438	—	—	267,438
Financials	239,711	—	35	239,746
Energy	228,283	—	—	228,283
Health care	187,465	—	—	187,465
Industrials	160,399	—	—	160,399
Materials	108,231	—	—	108,231
Telecommunication services	101,950	—	—	101,950
Utilities	24,882	—	—	24,882
Miscellaneous	120,687	—	—	120,687
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	196,498	—	196,498
U.S. Treasury bonds & notes	—	19,948	—	19,948
Other	—	43,371	—	43,371
Short-term securities	—	93,979	—	93,979

Total	$2,097,053	$353,796	$35	$2,450,884

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$595	—	$595
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)

Total	—	$586	—	$586

*	Securities with a market value of $1,163,438,000, which represented 47.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$998,028	$—	—	$998,028
Health care	977,522	—	—	977,522
Industrials	662,192	—	—	662,192
Consumer staples	649,124	—	—	649,124
Energy	497,712	—	—	497,712
Telecommunication services	496,191	—	—	496,191
Consumer discretionary	350,965	—	—	350,965
Utilities	254,671	—	—	254,671
Financials	234,312	—	—	234,312
Materials	121,866	—	—	121,866
Miscellaneous	208,769	—	—	208,769
Convertible securities	68,387	—	—	68,387
Short-term securities	—	291,524	—	291,524

Total	$5,519,739	$291,524	—	$5,811,263

American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$436,208	$—	$550	$436,758
Consumer discretionary	318,197	—	—	318,197
Information technology	210,354	—	—	210,354
Industrials	195,954	—	—	195,954
Health care	173,887	—	—	173,887
Consumer staples	140,777	—	—	140,777
Telecommunication services	116,365	3,226	—	119,591
Energy	95,242	—	—	95,242
Utilities	75,638	—	—	75,638
Materials	75,623	—	—	75,623
Miscellaneous	34,470	—	—	34,470
Convertible securities	—	12,833	365	13,198
Bonds, notes & other debt instruments	—	21,728	—	21,728
Short-term securities	—	64,570	—	64,570

Total	$1,872,715	$102,357	$915	$1,975,987

*	Securities with a market value of $678,918,000, which represented 34.28% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,734,119	$—	—	$3,734,119
Information technology	3,527,967	—	—	3,527,967
Consumer discretionary	3,030,004	—	—	3,030,004
Industrials	2,614,680	—	—	2,614,680
Energy	2,186,543	—	—	2,186,543
Consumer staples	1,732,138	—	—	1,732,138
Financials	1,555,216	—	—	1,555,216
Materials	1,403,167	—	—	1,403,167
Telecommunication services	610,274	—	—	610,274
Utilities	116,687	—	—	116,687
Miscellaneous	616,730	—	—	616,730
Preferred securities	—	12,747	—	12,747
Rights & warrants	3,195	—	—	3,195
Convertible securities	22,399	98,771	—	121,170
Bonds, notes & other debt instruments	—	82,765	—	82,765
Short-term securities	—	1,240,779	—	1,240,779

Total	$21,153,119	$1,435,062	—	$22,588,181

*	Securities with a market value of $1,261,238,000, which represented 5.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$164,646	$—	—	$164,646
Consumer discretionary	119,905	—	—	119,905
Consumer staples	108,329	—	—	108,329
Utilities	84,157	—	—	84,157
Industrials	74,599	—	—	74,599
Health care	74,570	—	—	74,570
Telecommunication services	66,129	—	—	66,129
Energy	39,657	—	—	39,657
Information technology	31,740	—	—	31,740
Materials	18,588	—	—	18,588
Miscellaneous	3,736	—	—	3,736
Convertible securities	—	2,803	—	2,803
Bonds, notes & other debt instruments	—	13,444	—	13,444
Short-term securities	—	49,894	—	49,894

Total	$786,056	$66,141	—	$852,197

*	Securities with a market value of $545,687,000, which represented 63.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,565,160	$—	$—	$1,565,160
Consumer discretionary	1,539,437	266	4,558	1,544,261
Health care	1,322,806	—	—	1,322,806
Energy	1,113,709	—	—	1,113,709
Industrials	969,341	—	21,572	990,913
Information technology	891,048	—	—	891,048
Consumer staples	614,990	—	—	614,990
Materials	612,069	—	2,241	614,310
Telecommunication services	254,831	—	—	254,831
Utilities	232,261	—	—	232,261
Miscellaneous	425,849	—	—	425,849
Rights & warrants	803	—	—	803
Convertible securities	—	3,978	12,682	16,660
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,224,412	—	1,224,412
Mortgage-backed obligations	—	770,429	—	770,429
Corporate bonds & notes	—	524,797	—	524,797
Federal agency bonds & notes	—	76,748	—	76,748
Other	—	449,673	—	449,673
Short-term securities	—	1,605,133	—	1,605,133

Total	$9,542,304	$4,655,436	$41,053	$14,238,793

*	Securities with a market value of $508,450,000, which represented 3.64% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$14,405	$—	—	$14,405
Financials	14,212	—	—	14,212
Information technology	13,122	—	—	13,122
Consumer discretionary	12,003	—	—	12,003
Health care	11,108	—	—	11,108
Industrials	10,772	—	—	10,772
Energy	9,223	—	—	9,223
Telecommunication services	6,599	—	—	6,599
Materials	4,890	478	—	5,368
Utilities	2,142	—	—	2,142
Miscellaneous	4,367	—	—	4,367
Preferred securities	—	160	—	160
Convertible securities	—	1,130	—	1,130
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	24,760	—	24,760
Corporate bonds & notes	—	14,560	—	14,560
U.S. Treasury bonds & notes	—	6,309	—	6,309
Mortgage-backed obligations	—	4,579	—	4,579
Short-term securities	—	14,199	—	14,199

Total	$102,843	$66,175	—	$169,018

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$47	—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)

Total	—	$22	—	$22

*	Securities with a market value of $46,398,000, which represented 27.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$2,374,623	$—	$2,374,623
U.S. Treasury bonds & notes	—	2,173,663	—	2,173,663
Corporate bonds & notes	—	1,362,138	—	1,362,138
Bonds & notes of governments & government agencies outside the U.S.	—	303,594	—	303,594
Federal agency bonds & notes	—	197,078	—	197,078
Other	—	1,525,246	—	1,525,246
Convertible securities	—	1,328	—	1,328
Preferred securities	—	3,141	—	3,141
Common stocks	—	3	5,227	5,230
Short-term securities	—	1,376,312	—	1,376,312

Total	—	$9,317,126	$5,227	$9,322,353

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,265	—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)

Total	—	$1,021	—	$1,021

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$561,556	$—	$561,556
Japanese yen	—	200,822	—	200,822
Mexican pesos	—	104,378	—	104,378
Polish zloty	—	80,355	—	80,355
Swedish kronor	—	75,197	—	75,197
British pounds	—	51,407	—	51,407
South Korean won	—	49,022	—	49,022
Norwegian kroner	—	46,585	—	46,585
Hungarian forints	—	28,794	—	28,794
Malaysian ringgits	—	27,292	—	27,292
U.S. dollars	—	1,128,066	—	1,128,066
Other currencies	—	138,402	—	138,402
Convertible securities	—	—	413	413
Common stocks	—	—	872	872
Short-term securities	—	238,470	—	238,470

Total	—	$2,730,346	$1,285	$2,731,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,497	—	$2,497
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,297)	—	(1,297)

Total	—	$1,200	—	$1,200

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,584,327	$—	$1,584,327
Bonds & notes of governments outside the U.S.	—	44,354	—	44,354
Other	—	3,443	—	3,443
Convertible securities	3,061	5,026	7,538	15,625
Preferred securities	—	6,571	—	6,571
Common stocks	4,268	407	29,552	34,227
Rights & warrants	279	—	—	279
Short-term securities	—	69,180	—	69,180

Total	$7,608	$1,713,308	$37,090	$1,758,006

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2013
Investment securities	$3,779	$12,893	$59,987	$(15,807)	$(50)	$(23,319)	$(393)	$37,090

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(26,255)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Convertible securities	$7,538	Market comparable companies	EV/EBITDA multiple DLOM	9.38x–12.60x 15%–19%	Increase Decrease

		Blend of market comparable companies and market indication	EV EBITDA multiple	$525M–$773M 7.8x–9.3x	Increase Increase
Common stocks	29,552	Market comparable companies	EBITDA multiple DLOM	4.89x–7.39x 10%–19%	Increase Decrease

	$37,090

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

American Funds Insurance Series

Mortgage Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

To reduce the risk to counterparties of forward currency contracts, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the funds’ open positions in futures contracts, the funds are required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the futures contract being traded. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

American Funds Insurance Series

On a daily basis, the funds pay or receive a “variation margin” based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. In addition, the funds segregate liquid assets equivalent to the funds’ outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. The funds record realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Rights of setoff — Funds that hold derivative instruments have enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities. The following tables present the funds’ forward currency or futures contracts that are subject to potential offset on the statements of assets and liabilities as of June 30, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,377	$—	$—	$—	$2,377

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,247	$—	$(399)	$—	$848

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$10,457	$—	$—	$—	$10,457
Liabilities: Forward currency contracts	31	—	—	—	31

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$732	$(14)	$(261)	$—	$457
Liabilities: Forward currency contracts	18	(14)	—	—	4

See end of offsetting tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$65		$(13)	$—	$—	$52
Liabilities: Forward currency contracts	26		(13)	—	—	13

Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,332		$(524)	$(251)	$—	$557
Liabilities: Forward currency contracts	524		(524)	—	—	—

Global Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,801		$(777)	$(2,024)	$—	$—
Liabilities: Forward currency contracts	1,337		(777)	—	—	560

High-Income Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$36		$(17)	$—	$—	$19
Liabilities: Forward currency contracts	71		(17)	(54)	—	—

Managed Risk Growth Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8		$— †	$—	$—	$8
Liabilities: Futures contracts	—	†	— †	—	—	—

American Funds Insurance Series

Managed Risk International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$16	$(16)	$—	$—	$—
Liabilities: Futures contracts	19	(16)	—	(3)	—

Managed Risk Blue Chip Income and Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$12	$—	$—	$—	$12

Managed Risk Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8	$—	$—	$—	$8

Managed Risk Asset Allocation Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$120	$(40)	$—	$—	$80
Liabilities: Futures contracts	40	(40)	—	—	—

*	Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.
†	Amount less than one thousand.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2012, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2013.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2012:
Undistributed ordinary income	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	11,646
Post-October capital loss deferral*	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	(79,088)	—	(145,237)	—
Expiring 2017	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	(12,099)	(84,504)	—

	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	$—

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,435,741	$984,282	$7,938,194	$1,987,068	$455,577
Gross unrealized depreciation on investment securities	(174,517)	(382,022)	(302,941)	(395,390)	(171,514)

Net unrealized appreciation on investment securities	$1,261,224	$602,260	$7,635,253	$1,591,678	$284,063

Cost of investment securities	$4,321,960	$3,034,604	$14,264,111	$6,814,379	$2,166,821

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—

	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,367,069	$406,200	$7,035,603	$66,186	$2,955,948	$16,651
Gross unrealized depreciation on investment securities	(41,903)	(86,141)	(514,364)	(30,800)	(150,676)	(4,011)

Net unrealized appreciation on investment securities	$1,325,166	$320,059	$6,521,239	$35,386	$2,805,272	$12,640

Cost of investment securities	$4,486,097	$1,655,928	$16,066,942	$816,811	$11,433,521	$156,378

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	—	†
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—

	$—	$—	$(122,908)	$—	$—	$—	†

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$205,137	$42,909	$78,830	$1,405	$23,327	$9
Gross unrealized depreciation on investment securities	(149,413)	(67,402)	(80,420)	(2,277)	(45,902)	(6)

Net unrealized appreciation (depreciation) on investment securities	$55,724	$(24,493)	$(1,590)	$(872)	$(22,575)	$3

Cost of investment securities	$9,266,629	$2,756,124	$1,759,596	$279,561	$4,417,526	$537,236

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2012:
Undistributed ordinary income	—	—	—	—	$3
Capital loss carryforward:
No expiration	—	—	—	—	(42)

	—	—	—	—	$(42)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$43	$5	$13	$32	$6,699
Gross unrealized depreciation on investment securities	(11)	(188)	(23)	(13)	(1,478)

Net unrealized appreciation (depreciation) on investment securities	$32	$(183)	$(10)	$19	$5,221

Cost of investment securities	$5,640	$5,579	$6,325	$5,720	$257,054

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$5,955		—	$5,955		$16,161		—	$16,161
Class 2	12,951		—	12,951		32,113		—	32,113
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$18,906		—	$18,906		$48,274		—	$48,274

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4[1]	3	—	3	—	[2]	—	—	[2]

Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$28,593	—	$28,593	$75,334		—	$75,334
Class 2	60,664	—	60,664	122,858		—	122,858
Class 3	795	—	795	1,643		—	1,643
Class 4[1]	4	—	4	—	[2]	—	—	[2]

Total	$90,056	—	$90,056	$199,835		—	$199,835

International Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$13,105	—	$13,105	$60,357		—	$60,357
Class 2	19,869	—	19,869	78,128		—	78,128
Class 3	161	—	161	650		—	650
Class 4[1]	1	—	1	—	[2]	—	—	[2]

Total	$33,136	—	$33,136	$139,135		—	$139,135

New World Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$4,240	$5,690	$9,930	$13,526		—	$13,526
Class 2	3,902	5,994	9,896	13,443		—	13,443
Class 4[1]	3	4	7	—	[2]	—	—	[2]

Total	$8,145	$11,688	$19,833	$26,969		—	$26,969

Blue Chip Income and Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,725		—	$9,725		$29,511		—	$29,511
Class 2	13,384		—	13,384		67,663		—	67,663
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$23,109		—	$23,109		$97,174		—	$97,174

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,232		—	$1,232		$4,745		—	$4,745
Class 2	10,721		—	10,721		45,110		—	45,110
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$11,953		—	$11,953		$49,855		—	$49,855

Growth-Income Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$30,750	—	$30,750	$179,283		—	$179,283
Class 2	43,331	—	43,331	213,820		—	213,820
Class 3	567	—	567	2,787		—	2,787
Class 4[1]	2	—	2	—	[2]	—	—	[2]

Total	$74,650	—	$74,650	$395,890		—	$395,890

International Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$317		—	$317		$4,726		—	$4,726
Class 2	116		—	116		4,685		—	4,685
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$433		—	$433		$9,411		—	$9,411

Asset Allocation Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$31,689		—	$31,689		$149,689		—	$149,689
Class 2	18,641		—	18,641		99,191		—	99,191
Class 3	141		—	141		742		—	742
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$50,471		—	$50,471		$249,622		—	$249,622

Global Balanced Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	—	—	—	$562		—	$562
Class 2	—	—	—	1,835		—	1,835
Class 4[1]	—	—	—	—	[2]	—	—	[2]

Total	—	—	—	$2,397		—	$2,397

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$16,954	$43,797	$60,751	$106,210		—	$106,210
Class 2	18,567	53,541	72,108	125,665		—	125,665
Class 4[1]	2	6	8	—	[2]	—	—	[2]

Total	$35,523	$97,344	$132,867	$231,875		—	$231,875

Global Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,943		—	$9,943		$62,358		—	$62,358
Class 2	14,236		—	14,236		79,441		—	79,441
Class 3	244		—	244		1,459		—	1,459
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$24,423		—	$24,423		$143,258		—	$143,258

Mortgage Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$263		$46		$309		$1,305		—	$1,305
Class 2	72		15		87		648		—	648
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$335		$61		$396		$1,953		—	$1,953

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$24,115		$25,494		$49,609		$45,898		$27,829	$73,727
Class 2	25,984		28,443		54,427		47,011		31,761	78,772
Class 3	234		255		489		493		330	823
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$50,333		$54,192		$104,525		$93,402		$59,920	$153,322

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2013			For the period ended December 31, 2012[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$45	—	$45	$111	—	$111
Class P2	18	—	18	206	—	206

Total	$63	—	$63	$317	—	$317

[1]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[2]	Amount less than one thousand.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund did not make any distributions during the period May 1, 2013, commencement of operations, to June 30, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Asset Allocation Fund and each of the managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waivers from CRMC. For the six months ended June 30, 2013, total investment advisory services fees waived by CRMC were $51,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30, 2013, before waiver	For the period ended June 30, 2013, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$.6	$5.0	.53%	.53%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.59	.59
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.250	.6	8.0	.29	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.500	1.0	1.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18%	0.18%
Class 4	0.25%	0.25%
Class P1	0.00%	0.25%
Class P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses on the managed risk funds so that they will not exceed 0.28% of each funds’ average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2013, total expenses reimbursed by CRMC were $98,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$78
Class 2	4,810	—	192
Class 4	—	—	—

Total class-specific expenses	$4,810	—	$270

Global Small Capitalization Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$52
Class 2	3,393		—		136
Class 4	—	*	—	*	—	*

Total class-specific expenses	$3,393		$—	*	$188

Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$335
Class 2	19,101		—		764
Class 3	176		—		10
Class 4	—	*	—	*	—	*

Total class-specific expenses	$19,277		$—	*	$1,109

International Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$172
Class 2	6,857		—		274
Class 3	39		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,896		$—	*	$448

New World Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$60
Class 2	1,677		—		67
Class 4	—	*	—	*	—	*

Total class-specific expenses	$1,677		$—	*	$127

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$104
Class 2	4,430	—	177
Class 4	—	—	—

Total class-specific expenses	$4,430	—	$281

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$10
Class 2	2,326	—	93
Class 4	—	—	—

Total class-specific expenses	$2,326	—	$103

Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$446
Class 2	17,328		—		693
Class 3	158		—		9
Class 4	—	*	—	*	—	*

Total class-specific expenses	$17,486		$—	*	$1,148

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$27
Class 2	297	—	12
Class 4	—	—	—

Total class-specific expenses	$297	—	$39

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$395
Class 2	6,755	—	270
Class 3	36	—	2
Class 4	—	—	—

Total class-specific expenses	$6,791	—	$667

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$2
Class 2	158	—	6
Class 4	—	—	—

Total class-specific expenses	$158	—	$8

Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$187
Class 2	6,077		—		243
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,077		$—	*	$430

Global Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$53
Class 2	2,012	—	80
Class 4	—	—	—

Total class-specific expenses	$2,012	—	$133

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$41
Class 2	1,378	—	55
Class 3	18	—	1
Class 4	—	—	—

Total class-specific expenses	$1,396	—	$97

Mortgage Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$6
Class 2	62	—	3
Class 4	—	—	—

Total class-specific expenses	$62	—	$9

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$87
Class 2	2,416	—	97
Class 3	16	—	1
Class 4	—	—	—

Total class-specific expenses	$2,432	—	$185

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$3
Class 2	534	—	22
Class 3	9	—	—	*
Class 4	—	—	—

Total class-specific expenses	$543	—	$25

Managed Risk Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

American Funds Insurance Series

Managed Risk International Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Blue Chip Income and Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class P1	$—	$23	—
Class P2	129	129	—

Total class-specific expenses	$129	$152	—

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$31		$4		$35
Global Small Capitalization Fund	22		2		24
Growth Fund	136		42		178
International Fund	55		19		74
New World Fund	15		1		16
Blue Chip Income and Growth Fund	27		3		30
Global Growth and Income Fund	12		1		13
Growth-Income Fund	145		48		193
International Growth and Income Fund	2		—	*	2
Asset Allocation Fund	75		14		89
Global Balanced Fund	1		—	*	1
Bond Fund	53		6		59
Global Bond Fund	16		1		17
High-Income Bond Fund	12		5		17
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	23		5		28
Cash Management Fund	3		2		5
Managed Risk Growth Fund	—		—		—
Managed Risk International Fund	—		—		—
Managed Risk Blue Chip Income and Growth Fund	—		—		—
Managed Risk Growth-Income Fund	—		—		—
Managed Risk Asset Allocation Fund	—	*	—	*	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares Outstanding		Net assets	Net asset value per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,045		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900

Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058

Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]			Issued in connection with merger of Global Discovery Fund		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$160,976	7,000		$(18,023)	(670)	$5,955		231		$(102,852)	(4,092)	$46,056	2,469
Class 2	294,207	21,008		(44,035)	(9,827)	12,951		506		(330,600)	(13,235)	(67,477)	(1,548)
Class 4	—	—		—	—	—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$455,183	28,008		$(62,058)	(10,497)	$18,906		737		$(433,452)	(17,327)	$(21,421)	921

Year ended December 31, 2012
Class 1	$116,073	5,365				$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233				32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[3]	1	—	[2]			—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$163,130	7,598				$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$154,092	6,963		$9,160		410		$(280,629)	(12,680)	$(117,377)	(5,307)
Class 2	23,487	1,089		24,174		1,099		(213,790)	(9,876)	(166,129)	(7,688)
Class 4	456	20		3		—	[2]	(51)	(2)	408	18

Total net increase (decrease)	$178,035	8,072		$33,337		1,509		$(494,470)	(22,558)	$(283,098)	(12,977)

Year ended December 31, 2012
Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$125,646	1,922		$28,593		420		$(1,394,800)	(21,609)	$(1,240,561)	(19,267)
Class 2	75,548	1,167		60,664		898		(1,354,153)	(20,807)	(1,217,941)	(18,742)
Class 3	176	2		795		12		(14,024)	(214)	(13,053)	(200)
Class 4	1,253	19		4		—	[2]	(67)	(1)	1,190	18

Total net increase (decrease)	$202,623	3,110		$90,056		1,330		$(2,763,044)	(42,631)	$(2,470,365)	(38,191)

Year ended December 31, 2012
Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$128,674	6,973		$13,105		703		$(720,467)	(39,427)	$(578,688)	(31,751)
Class 2	104,865	5,680		19,869		1,069		(456,500)	(24,763)	(331,766)	(18,014)
Class 3	355	19		161		9		(3,873)	(210)	(3,357)	(182)
Class 4	533	29		1		—	[2]	(34)	(2)	500	27

Total net increase (decrease)	$234,427	12,701		$33,136		1,781		$(1,180,874)	(64,402)	$(913,311)	(49,920)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

New World Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$151,421	6,543		$9,930		435		$(52,069)	(2,258)	$109,282	4,720
Class 2	34,848	1,518		9,896		438		(135,573)	(5,895)	(90,829)	(3,939)
Class 4	1,019	44		7		—	[2]	(23)	(1)	1,003	43

Total net increase (decrease)	$187,288	8,105		$19,833		873		$(187,665)	(8,154)	$19,456	824

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$793,500	74,023		$9,725		831		$(68,222)	(6,039)	$735,003	68,815
Class 2	5,959	541		13,384		1,154		(352,552)	(31,869)	(333,209)	(30,174)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$799,459	74,564		$23,109		1,985		$(420,774)	(37,908)	$401,794	38,641

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]				Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$18,277		1,621		$1,232		108		$(18,626)	(1,657)	$883	72
Class 2	19,387		1,752		10,721		939		(203,441)	(18,071)	(173,333)	(15,380)
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]

Total net increase (decrease)	$37,664		3,373		$11,953		1,047		$(222,067)	(19,728)	$(172,450)	(15,308)

Year ended December 31, 2012
Class 1	$27,152		2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455		2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[3]	1		—	[2]	—	[2]	—		—	—	1	— [2]

Total net increase (decrease)	$55,608		5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

Growth-Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$470,750	11,269		$30,750		703		$(2,539,988)	(62,292)	$(2,038,488)	(50,320)
Class 2	38,930	933		43,331		998		(1,281,232)	(30,726)	(1,198,971)	(28,795)
Class 3	428	10		567		13		(14,131)	(336)	(13,136)	(313)
Class 4	823	19		2		—	[2]	(77)	(2)	748	17

Total net increase (decrease)	$510,931	12,231		$74,650		1,714		$(3,835,428)	(93,356)	$(3,249,847)	(79,411)

Year ended December 31, 2012
Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$418,740	26,678		$317		19		$(5,557)	(346)	$413,500	26,351
Class 2	14,721	932		116		7		(19,913)	(1,211)	(5,076)	(272)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]

Total net increase (decrease)	$433,461	27,610		$433		26		$(25,470)	(1,557)	$408,424	26,079

Year ended December 31, 2012
Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

American Funds Insurance Series

Asset Allocation Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$751,816	37,796		$31,689		1,546		$(231,336)	(11,663)	$552,169	27,679
Class 2	103,656	5,266		18,641		916		(424,007)	(21,558)	(301,710)	(15,376)
Class 3	913	45		141		7		(2,180)	(109)	(1,126)	(57)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$856,385	43,107		$50,471		2,469		$(657,523)	(33,330)	$249,333	12,246

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

Global Balanced Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$251	23		—		—		$(182)	(17)	$69	6
Class 2	16,924	1,581		—		—		(6,113)	(577)	10,811	1,004
Class 4	—	—		—		—		—	—	—	—

Total net increase (decrease)	$17,175	1,604		—		—		$(6,295)	(594)	$10,880	1,010

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [2]	$590	57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533	3,905
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124	3,962

Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$647,012	57,499		$60,751		5,523		$(544,046)	(48,338)	$163,717	14,684
Class 2	113,942	10,300		72,108		6,634		(339,667)	(30,558)	(153,617)	(13,624)
Class 4	680	61		8		—	[2]	(3)	— [2]	685	61

Total net increase (decrease)	$761,634	67,860		$132,867		12,157		$(883,716)	(78,896)	$10,785	1,121

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$277,449	22,871		$13,495		1,134		$(80,843)	(6,693)	$210,101	17,312
Class 2	45,376	3,762		19,203		1,622		(87,004)	(7,264)	(22,425)	(1,880)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]

Total net increase (decrease)	$322,825	26,633		$32,698		2,756		$(167,847)	(13,957)	$187,676	15,432

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

High-Income Bond Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$60,196	5,264		$9,943		883		$(245,966)	(21,479)	$(175,827)	(15,332)
Class 2	13,706	1,219		14,236		1,280		(119,565)	(10,600)	(91,623)	(8,101)
Class 3	240	21		244		22		(3,824)	(334)	(3,340)	(291)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$74,142	6,504		$24,423		2,185		$(369,355)	(32,413)	$(270,790)	(23,724)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2013
Class 1	$81,866	7,832		$309		30		$(2,505)	(241)	$79,670		7,621
Class 2	5,752	551		87		9		(4,995)	(480)	844		80
Class 4	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$87,618	8,383		$396		39		$(7,500)	(721)	$80,514		7,701

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]

Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$77,915	6,154		$49,609		4,057		$(131,429)	(10,381)	$(3,905)	(170)
Class 2	31,566	2,514		54,427		4,494		(102,030)	(8,183)	(16,037)	(1,175)
Class 3	210	16		489		40		(2,679)	(212)	(1,980)	(156)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$109,691	8,684		$104,525		8,591		$(236,138)	(18,776)	$(21,922)	(1,501)

Year ended December 31, 2012
Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

Cash Management Fund

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class 1	$10,754	949		—	—	$(15,631)	(1,379)	$(4,877)	(430)
Class 2	122,288	10,964		—	—	(118,243)	(10,595)	4,045	369
Class 3	4,229	376		—	—	(3,996)	(355)	233	21
Class 4	—	—		—	—	—	—	—	—

Total net increase (decrease)	$137,271	12,289		—	—	$(137,870)	(12,329)	$(599)	(40)

Year ended December 31, 2012
Class 1	$28,695	2,528		—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[3]	1	—	[2]	—	—	—	—	1	— [2]

Total net increase (decrease)	$193,001	17,200		—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	780	76	—	—	—	[2]	—	[2]	5,680	566

Total net increase	$5,000	500	$780	76	—	—	$—	[2]	—	[2]	$5,780	576

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	837	84	—	—	—	[2]	—	[2]	5,737	574

Total net increase	$5,000	500	$837	84	—	—	$—	[2]	—	[2]	$5,837	584

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	1,511	149	—	—	(20)	(2)	6,391	637

Total net increase (decrease)	$5,000	500	$1,511	149	—	—	$(20)	(2)	$6,491	647

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares
For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	885	87	—	—	—	[2]	—	[2]	5,785	577

Total net increase	$5,000	500	$885	87	—	—	$—	[2]	—	[2]	$5,885	587

Managed Risk Asset Allocation Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2013
Class P1			$30,645	2,851	$45	4	$(5,826)	(521)	$24,864	2,334
Class P2			208,826	19,437	18	2	(7,656)	(692)	201,188	18,747

Total net increase (decrease)			$239,471	22,288	$63	6	$(13,482)	(1,213)	$226,052	21,081

Period ended December 31, 2012[5]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [2]	24,189	2,420

Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[4]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[5]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in the accompanying financial statements.

American Funds Insurance Series

The following tables present additional information for the six months ended June 30, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,540,409	$873,677	$2,239,312	$1,091,556	$780,029	$1,003,191
Sales of investment securities*	1,656,741	1,130,973	5,030,544	1,905,151	695,374	687,859
Non-U.S. taxes paid on dividend income	5,391	1,035	4,788	15,094	2,251	456
Non-U.S. taxes paid on interest income	—	—	—	—	25	—
Non-U.S. taxes paid on realized gains	—	10	—	—	7	—
Non-U.S. taxes provided on unrealized gains	—	—	—	139	1,867	—
Dividends from affiliated issuers	—	—	1,531	—	—	—
Net realized gain from affiliated issuers	—	—	24,584	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
Purchases of investment securities*	$336,862	$2,111,125	$513,066	$4,188,945	$70,873	$11,627,220
Sales of investment securities*	506,858	4,134,600	109,356	4,671,879	62,018	11,867,677
Non-U.S. taxes paid on dividend income	2,066	3,407	1,433	1,809	135	—
Non-U.S. taxes paid on interest income	—	—	1	—	1	—	†
Non-U.S. taxes provided on unrealized gains	—	—	49	—	—	—
Dividends from affiliated issuers	329	—	—	—	—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$2,628,234	$508,185	$575,161	$8,976,749
Sales of investment securities*	2,572,283	696,241	513,255	9,408,902
Non-U.S. taxes paid on interest income	203	2	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,364	$5,598	$6,044	$5,426		$218,574
Sales of investment securities*	—	93	19	—	†	8,678

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At June 30, 2013, CRMC held aggregate ownership of 20%, 87%, 86%, 78% and 86% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Growth Fund
Class 1
6/30/13[4,5]	$23.58	$.21	$1.58	$1.79	$(.09)	$—	$(.09)	$25.28	7.59%	$1,634		.56%[6]		.56%[6]		1.65%[6]
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
6/30/13[4,5]	23.44	.17	1.58	1.75	(.08)	—	(.08)	25.11	7.47	3,950		.81	[6]	.81	[6]	1.38	[6]
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
6/30/13[4,5]	23.58	.20	1.58	1.78	(.09)	—	(.09)	25.27	7.55	—	[7]	.62	[6]	.62	[6]	1.58	[6]
12/31/12[4,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[7]	.02	[9]	.02	[9]	.04	[9]

Global Small Capitalization Fund
Class 1
6/30/13[4,5]	$20.16	$.03	$1.81	$1.84	$(.21)	$—	$(.21)	$21.79	9.08%	$985		.74%[6]		.74%[6]		.32%[6]
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
6/30/13[4,5]	19.86	.01	1.78	1.79	(.20)	—	(.20)	21.45	8.97	2,646		.99	[6]	.99	[6]	.12	[6]
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
6/30/13[4,5]	20.16	.06	1.74	1.80	(.21)	—	(.21)	21.75	8.88	1		1.25	[6]	1.25	[6]	.51	[6]
12/31/12[4,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[7]	.04	[9]	.04	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund
Class 1
6/30/13[4,5]	$60.90	$.33	$5.96	$6.29	$(.29)	$—	$(.29)	$66.90	10.32%	$6,527		.35%[6]		.35%[6]		1.02%[6]
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
6/30/13[4,5]	60.45	.25	5.91	6.16	(.27)	—	(.27)	66.34	10.18	15,121		.60	[6]	.60	[6]	.77	[6]
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
6/30/13[4,5]	60.97	.27	5.96	6.23	(.27)	—	(.27)	66.93	10.22	194		.53	[6]	.53	[6]	.85	[6]
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
6/30/13[4,5]	60.90	.32	5.89	6.21	(.29)	—	(.29)	66.82	10.19	1		.85	[6]	.85	[6]	.95	[6]
12/31/12[4,8]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[7]	.02	[9]	.02	[9]	.05	[9]

International Fund
Class 1
6/30/13[4,5]	$17.68	$.22	$.39	$.61	$(.08)	$—	$(.08)	$18.21	3.42%	$3,149		.54%[6]		.54%[6]		2.38%[6]
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
6/30/13[4,5]	17.62	.20	.39	.59	(.07)	—	(.07)	18.14	3.33	5,298		.79	[6]	.79	[6]	2.18	[6]
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
6/30/13[4,5]	17.70	.21	.38	.59	(.07)	—	(.07)	18.22	3.32	42		.72	[6]	.72	[6]	2.24	[6]
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
6/30/13[4,5]	17.68	.15	.45	.60	(.08)	—	(.08)	18.20	3.36	1		1.04	[6]	1.04	[6]	1.61	[6]
12/31/12[4,8]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[7]	.02	[9]	.02	[9]	.05	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund
Class 1
6/30/13[4,5]	$22.93	$.22	$(.73)	$(.51)	$(.08)	$(.11)	$(.19)	$22.23	(2.27)%	$1,210		.78%[6]		.78%[6]		1.88%[6]
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
6/30/13[4,5]	22.75	.18	(.71)	(.53)	(.07)	(.11)	(.18)	22.04	(2.37)	1,248		1.03	[6]	1.03	[6]	1.60	[6]
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
6/30/13[4,5]	22.93	.21	(.76)	(.55)	(.08)	(.11)	(.19)	22.19	(2.40)	1		1.29	[6]	1.29	[6]	1.85	[6]
12/31/12[4,8]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[7]	.04	[9]	.04	[9]	.04	[9]

Blue Chip Income and Growth Fund
Class 1
6/30/13[4,5]	$10.05	$.13	$1.34	$1.47	$(.05)	$—	$(.05)	$11.47	14.60%	$2,339		.42%[6]		.42%[6]		2.36%[6]
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
6/30/13[4,5]	9.97	.12	1.32	1.44	(.04)	—	(.04)	11.37	14.47	3,515		.67	[6]	.67	[6]	2.11	[6]
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(0.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	—	[7]	.37	[6]	.37	[6]	2.39	[6]
12/31/12[4,8]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[7]	.02	[9]	.02	[9]	.10	[9]

Global Growth and Income Fund
Class 1
6/30/13[4,5]	$10.56	$.22	$.57	$.79	$(.07)	$—	$(.07)	$11.28	7.49%	$193		.62%[6]		.62%[6]		3.95%[6]
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
6/30/13[4,5]	10.54	.20	.57	.77	(.07)	—	(.07)	11.24	7.27	1,788		.87	[6]	.87	[6]	3.64	[6]
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
6/30/13[4,5]	10.55	.21	.58	.79	(.07)	—	(.07)	11.27	7.50	—	[7]	.64	[6]	.64	[6]	3.82	[6]
12/31/12[4,8]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[7]	.03	[9]	.03	[9]	.08	[9]

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund
Class 1
6/30/13[4,5]	$38.48	$.33	$4.24	$4.57	$(.15)	$—	$(.15)	$42.90	11.87%	$8,748		.29%[6]		.29%[6]		1.58%[6]
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
6/30/13[4,5]	38.24	.28	4.21	4.49	(.13)	—	(.13)	42.60	11.75	13,704		.54	[6]	.54	[6]	1.35	[6]
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
6/30/13[4,5]	38.52	.29	4.25	4.54	(.14)	—	(.14)	42.92	11.78	174		.47	[6]	.47	[6]	1.42	[6]
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
6/30/13[4,5]	38.47	.33	4.19	4.52	(.15)	—	(.15)	42.84	11.74	1		.79	[6]	.79	[6]	1.51	[6]
12/31/12[4,8]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[7]	.01	[9]	.01	[9]	.03	[9]

International Growth and Income Fund
Class 1
6/30/13[4,5]	$15.29	$.32	$.29	$.61	$(.01)	$—	$(.01)	$15.89	3.97%	$630		.70%[6]		.70%[6]		4.07%[6]
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
6/30/13[4,5]	15.25	.27	.32	.59	(.01)	—	(.01)	15.83	3.85	229		.95	[6]	.95	[6]	3.37	[6]
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
6/30/13[4,5]	15.29	.28	.32	.60	(.01)	—	(.01)	15.88	3.91	—	[7]	.71	[6]	.71	[6]	3.53	[6]
12/31/12[4,8]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[7]	.04	[9]	.04	[9]	.07	[9]
See end of financial highlights tables for footnotes.

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Asset Allocation Fund
Class 1
6/30/13[4,5]	$18.43	$.17	$1.75	$1.92	$(.08)	$—	$(.08)	$20.27	10.40%	$8,478		.31%[6]		.31%[6]		1.75%[6]
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
6/30/13[4,5]	18.31	.15	1.72	1.87	(.07)	—	(.07)	20.11	10.20	5,433		.56	[6]	.56	[6]	1.50	[6]
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
6/30/13[4,5]	18.45	.15	1.75	1.90	(.07)	—	(.07)	20.28	10.30	40		.49	[6]	.49	[6]	1.57	[6]
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
6/30/13[4,5]	18.43	.17	1.74	1.91	(.08)	—	(0.08)	20.26	10.34	—	[7]	.34	[6]	.34	[6]	1.68	[6]
12/31/12[4,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[7]	.01	[9]	.01	[9]	.08	[9]

Global Balanced Fund
Class 1
6/30/13[4,5]	$10.34	$.13	$.16	$.29	$—	$—	$—	$10.63	2.80%	$33		.70%[6]		.70%[6]		2.41%[6]
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		.72		2.00
12/31/11[4,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[6]	.69	[6]	1.99	[6]
Class 2
6/30/13[4,5]	10.33	.11	.16	.27	—	—	—	10.60	2.61	133		.95	[6]	.95	[6]	2.16	[6]
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[4,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[6]	.94	[6]	1.45	[6]
Class 4
6/30/13[4,5]	10.33	.13	.16	.29	—	—	—	10.62	2.81	—	[7]	.72	[6]	.72	[6]	2.36	[6]
12/31/12[4,8]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[7]	.03	[9]	.03	[9]	.05	[9]

Bond Fund
Class 1
6/30/13[4,5]	$11.29	$.11	$(.39)	$(.28)	$(.05)	$(.12)	$(.17)	$10.84	(2.48)%	$3,920		.39%[6]		.39%[6]		1.95%[6]
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
6/30/13[4,5]	11.17	.09	(.39)	(.30)	(.04)	(.12)	(.16)	10.71	(2.65)	4,692		.64	[6]	.64	[6]	1.70	[6]
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
6/30/13[4,5]	11.29	.08	(.38)	(.30)	(.05)	(.12)	(.17)	10.82	(2.66)	1		.89	[6]	.89	[6]	1.45	[6]
12/31/12[4,8]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[7]	.02	[9]	.02	[9]	.10	[9]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Bond Fund
Class 1
6/30/13[4,5]	$12.32	$.13	$(.74)	$(.61)	$—	$(.14)	$(.14)	$11.57	(4.95)%	$1,101		.56%[6]		.56%[6]		2.20%[6]
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [12]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
6/30/13[4,5]	12.27	.12	(.74)	(.62)	—	(.14)	(.14)	11.51	(5.05)	1,539		.81	[6]	.81	[6]	1.95	[6]
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [12]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
6/30/13[4,5]	12.31	.13	(.74)	(.61)	—	(.14)	(.14)	11.56	(4.95)	—	[7]	.45	[6]	.45	[6]	2.21	[6]
12/31/12[4,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[7]	.02	[9]	.02	[9]	.11	[9]

High-Income Bond Fund
Class 1
6/30/13[4,5]	$11.16	$.38	$(.22)	$.16	$(.16)	$—	$(.16)	$11.16	1.39%	$723		.48%[6]		.48%[6]		6.69%[6]
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
6/30/13[4,5]	11.03	.36	(.22)	.14	(.15)	—	(.15)	11.02	1.27	1,044		.73	[6]	.73	[6]	6.42	[6]
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
6/30/13[4,5]	11.18	.37	(.22)	.15	(.15)	—	(.15)	11.18	1.35	18		.66	[6]	.66	[6]	6.48	[6]
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
6/30/13[4,5]	11.16	.38	(.23)	.15	(.16)	—	(.16)	11.15	1.29	—	[7]	.41	[6]	.41	[6]	6.65	[6]
12/31/12[4,8]	11.80	.04	— [12]	.04	(.68)	—	(.68)	11.16	.34	—	[7]	.02	[9]	.02	[9]	.35	[9]

Mortgage Fund
Class 1
6/30/13[4,5]	$10.47	$(.01)	$(.15)	$(.16)	$— [12]	$(.02)	$(.02)	$10.29	(1.53)%	$164		.44%[6]		.44%[6]		(.28)%[6]
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.45		.08
12/31/11[4,11]	10.00	— [12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[6]	.42	[6]	.04	[6]
Class 2
6/30/13[4,5]	10.46	(.03)	(.15)	(.18)	— [12]	(.02)	(.02)	10.26	(1.74)	49		.69	[6]	.69	[6]	(.54)[6]
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[4,11]	10.00	(.02)	.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[6]	.67	[6]	(.25)[6]
Class 4
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	—	[7]	.38	[6]	.38	[6]	(.27)[6]
12/31/12[4,8]	10.60	— [12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[7]	.02	[9]	.02	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

Period ended		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/13[4,5]	$12.75	$.03	$(.33)	$(.30)	$(.02)	$(.34)	$(.36)	$12.09	(2.39)%	$1,714		.35%[6]		.35%[6]		.41%[6]
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
6/30/13[4,5]	12.63	.01	(.31)	(.30)	(.02)	(.34)	(.36)	11.97	(2.45)	1,876		.60	[6]	.60	[6]	.16 [6]
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
6/30/13[4,5]	12.76	.01	(.31)	(.30)	(.02)	(.34)	(.36)	12.10	(2.42)	17		.53	[6]	.53	[6]	.23 [6]
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
6/30/13[4,5]	12.75	.02	(.32)	(.30)	(.02)	(.34)	(.36)	12.09	(2.39)	—	[7]	.37	[6]	.37	[6]	.38 [6]
12/31/12[4,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[7]	.02	[9]	.02	[9]	.05 [9]

Cash Management Fund
Class 1
6/30/13[4,5]	$11.34	$(.01)	$— [12]	$(.01)	$—	$—	$—	$11.33	(.09)%	$61		.34%[6]		.34%[6]		(.23)%[6]
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66		.34		.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	— [12]	(.01)	(.03)	— [12]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	— [12]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
6/30/13[4,5]	11.17	(.03)	.01	(.02)	—	—	—	11.15	(.18)	462		.59	[6]	.59	[6]	(.48)[6]
12/31/12	11.22	(.05)	— [12]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	— [12]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	— [12]	(.04)	(.02)	— [12]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
6/30/13[4,5]	11.26	(.02)	(.01)	(.03)	—	—	—	11.23	(.27)	11		.52	[6]	.52	[6]	(.41)[6]
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	— [12]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	— [12]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	— [12]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
6/30/13[4,5]	11.34	(.02)	— [12]	(.02)	—	—	—	11.32	(.18)	—	[7]	.37	[6]	.37	[6]	(.32)[6]
12/31/12[4,8]	11.34	— [12]	— [12]	— [12]	—	—	—	11.34	.00	—	[7]	.02	[9]	.02	[9]	(.01)[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ment/waiver	Ratio of expenses to average net assets after reimburse- ment/waiver[2]	Net effective expense ratio[3]	Ratio of net income to average net assets[2]

Managed Risk Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.04	$.04	$.08	$—	$—	$—	$10.08	.80%	$101	.23%	.04%	.38%	.36%
Class P2
6/30/2013[4,5,13]	10.00	.04	.04	.08	—	—	—	10.08	.80	5,708	.24	.04	.38	.38

Managed Risk International Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.23)	$(.20)	$—	$—	$—	$9.80	(2.00)%	$98	.23%	.04%	.55%	.33%
Class P2
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	5,624	.24	.04	.55	.34

Managed Risk Blue Chip Income and Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.02)	$.01	$—	$—	$—	$10.01	.10%	$100	.22%	.04%	.44%	.34%
Class P2
6/30/2013[4,5,13]	10.00	.04	(.03)	.01	—	—	—	10.01	.10	6,375	.23	.05	.44	.35

Managed Risk Growth-Income Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.03	$.02	$.05	$—	$—	$—	$10.05	.50%	$101	.23%	.04%	.32%	.28%
Class P2
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	5,800	.24	.04	.32	.29

Managed Risk Asset Allocation Fund
Class P1
6/30/2013[4,5]	$9.99	$.03	$.86	$.89	$(.02)	$—	$(.02)	$10.86	8.86%	$36,349	.59%[6]	.44%[6]	.74%[6]	.60%[6]
12/31/2012[4,14]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10	.15	.07	.37	1.72
Class P2
6/30/2013[4,5]	9.99	.03	.84	.87	—	—	—	10.86	8.72	229,919	.85 [6]	.71 [6]	1.01 [6]	.59 [6]
12/31/2012[4,14]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24	.24	.11	.41	2.38

American Funds Insurance Series

			Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2013[4,5]		2012		2011		2010	2009	2008
Global Growth Fund	30%		22%		28%		28%	43%	38%
Global Small Capitalization Fund	25		40		44		47	55	47
Growth Fund	11		21		19		28	37	26
International Fund	13		29		24		25	46	52
New World Fund	29		32		22		18	25	32
Blue Chip Income and Growth Fund	13		36		27		22	22	24
Global Growth and Income Fund	17		30		25		30	47	36
Growth-Income Fund	10		25		22		22	24	31
International Growth and Income Fund	16		31		48		31	21	—	[10]
Asset Allocation Fund	40		61		43		46	41	36
Global Balanced Fund	43		80		34	[11]
Bond Fund	181		253		163		187	125	63
Global Bond Fund	114		160		101		106	86	118
High-Income Bond Fund	28		48		51		54	47	29
Mortgage Fund	345		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	322		447		234		208	100	108
Cash Management Fund	—		—		—		—	—	—
Managed Risk Growth Fund	—	[13,15]
Managed Risk International Fund	2	[13]
Managed Risk Blue Chip Income and Growth Fund	—	[13,15]
Managed Risk Growth-Income Fund	—	[13,15]
Managed Risk Asset Allocation Fund	7		—	[14,15]

[1]	Based on average shares outstanding.
[2]

This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses on the managed risk funds only.

[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense example for further information regarding fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	From December 14, 2012, commencement of operations.
[9]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	From November 18, 2008, commencement of operations.
[11]	From May 2, 2011, commencement of operations.
[12]	Amount less than $.01.
[13]	From May 1, 2013, commencement of operations.
[14]	From September 28, 2012, commencement of operations.
[15]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013), or for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund for the period from May 1, 2013, commencement of operations, through June 30, 2013.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,075.92	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,074.68	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,075.49	3.19	.62
Class 4 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,090.81	$3.84	.74%
Class 1 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 — actual return	1,000.00	1,089.72	5.13	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 — actual return	1,000.00	1,088.83	6.47	1.25
Class 4 — assumed 5% return	1,000.00	1,018.60	6.26	1.25

Growth Fund
Class 1 — actual return	$1,000.00	$1,103.18	$1.83	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,101.77	3.13	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,102.20	2.76	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,101.93	4.43	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,034.16	$2.72	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,033.29	3.98	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,033.24	3.63	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,033.61	5.24	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$977.34	$3.82	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	976.28	5.05	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 4 — actual return	1,000.00	976.02	6.32	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29
See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,145.97	$2.23	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,144.65	3.56	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,145.97	1.97	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,074.89	$3.19	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	1,072.68	4.47	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 — actual return	1,000.00	1,074.98	3.29	.64
Class 4 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,118.75	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,117.48	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,117.77	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,117.44	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,039.75	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,038.54	4.80	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,039.09	3.59	.71
Class 4 — assumed 5% return	1,000.00	1,021.27	3.56	.71

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,103.97	$1.62	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,102.03	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,103.01	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 4 — actual return	1,000.00	1,103.42	1.77	.34
Class 4 — assumed 5% return	1,000.00	1,023.11	1.71	.34

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,028.05	$3.52	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,026.13	4.77	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,028.07	3.62	.72
Class 4 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Bond Fund
Class 1 — actual return	$1,000.00	$975.16	$1.91	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	973.55	3.13	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	973.37	4.35	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$950.49	$2.71	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	949.47	3.92	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	950.45	2.18	.45
Class 4 — assumed 5% return	1,000.00	1,022.56	2.26	.45

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,013.85	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,012.66	3.64	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,013.47	3.29	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,012.94	2.05	.41
Class 4 — assumed 5% return	1,000.00	1,022.76	2.06	.41

Mortgage Fund
Class 1 — actual return	$1,000.00	$984.70	$2.17	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	982.58	3.39	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	984.70	1.87	.38
Class 4 — assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$976.15	$1.71	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	975.46	2.94	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	975.78	2.60	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	976.15	1.81	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.21	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.34	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

American Funds Insurance Series

	Beginning account value	Ending account value 6/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,008.00	$.38	.23%[6]		$.94	.57%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.86	.57	[6]
Class P2 — actual return[5]	1,000.00	1,008.00	.41	.25	[6]	.97	.59	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.96	.59	[6]

Managed Risk International Fund
Class P1 — actual return[5]	$1,000.00	$980.00	$.37	.23%[6]		$1.20	.74%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.71	.74	[6]
Class P2 — actual return[5]	1,000.00	980.00	.41	.25	[6]	1.24	.76	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	3.81	.76	[6]

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,001.00	$.38	.23%[6]		$1.04	.63%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.16	.63	[6]
Class P2 — actual return[5]	1,000.00	1,001.00	.44	.27	[6]	1.10	.67	[6]
Class P2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	[6]	3.36	.67	[6]

Managed Risk Growth-Income Fund
Class P1 — actual return[5]	$1,000.00	$1,005.00	$.38	.23%[6]		$.84	.51%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.56	.51	[6]
Class P2 — actual return[5]	1,000.00	1,005.00	.41	.25	[6]	.87	.53	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.66	.53	[6]

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,088.56	$2.28	.44%		$3.83	.74%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44		3.71	.74
Class P2 — actual return	1,000.00	1,087.18	3.67	.71		5.23	1.01
Class P2 — assumed 5% return	1,000.00	1,021.27	3.56	.71		5.06	1.01

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

[5]

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2013. The “assumed 5% return” line is based on 181 days.

[6]	Expense ratios are estimated based on current period expenses.

American Funds Insurance Series

Offices of the series and

of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Investment sub-adviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]  Portfolio manager experience as of May 2013.

[2]  Based on Class 2 share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes and averages are: Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

[3]  Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 5, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 5, 2013